UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Systematic ETFs
Semi-Annual Report
March 31, 2024 (Unaudited)

■ Hartford Disciplined US Equity ETF
■ Hartford Longevity Economy ETF
■ Hartford Multifactor Developed Markets (ex-US) ETF
■ Hartford Multifactor Diversified International ETF
■ Hartford Multifactor Emerging Markets ETF
■ Hartford Multifactor International Small Company ETF
■ Hartford Multifactor Small Cap ETF
■ Hartford Multifactor US Equity ETF
■ Hartford US Quality Growth ETF
■ Hartford US Value ETF

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Systematic ETFs. The following is the Funds’ Semi-Annual Report that covers the period from October 1, 2023, through March 31, 2024.
Market Review
During the six months ended March 31, 2024, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 23.48%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of optimism over moderating inflation, the continuing resilience of the U.S. economy, the increasing appetite among investors for stocks in the tech sector, and a strong belief that the Federal Reserve (Fed) is still on track to cut interest rates sometime in 2024.
Equities have come a long way from the six-month bottom recorded on October 27, 2023, when the Index closed at 4,117.37. By March 28, 2024, near the period’s end, the Index had soared to a record close of 5,254.35. The Dow and Nasdaq indices also hit new record highs during the period as investors sensed that the Fed may have succeeded in achieving the sought-after soft-landing scenario of lower inflation without a recession.
Following an early-autumn period of lackluster market performance and rising US Treasury rates, November 2023 witnessed a change in sentiment as a stream of strong economic data—shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation—began to bring investors off the sidelines. In December 2023, optimism surged as the Fed held its federal funds rate steady while publicly hinting at the possibility of up to three rate cuts in 2024.
As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Powell’s remarks in late January 2024 also took a hoped-for March 2024 rate cut off the table. In addition, the months of January and February 2024 saw the release of two consecutive Consumer Price Index (CPI)2 reports showing that inflation had been stickier than expected, with prices for housing, travel, services, and energy staying stubbornly high.
With inflation a continuing concern, some analysts—so-called “no-landing” proponents—were even suggesting that the Fed might not cut rates in 2024 at all. Undeterred, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven (Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla).
In the aftermath of the Federal Open Market Committee’s March 2024 decision to keep the federal funds rate anchored in the 5.25-5.50% range, Chair Powell appeared to reaffirm the Fed’s intention to begin relaxing its tight-money policy after mid-2024, but with the caveat that incoming economic data would have to continue showing progress in getting to 2% inflation.
In the weeks and months ahead, markets will likely be focused on the timing of the Fed’s expected interest-rate pivot as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Systematic ETFs. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Systematic ETFs

Hartford Disciplined US Equity ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 11/16/2022 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. large cap equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Disciplined US Equity ETF (NAV Return)	21.34%	24.90%	20.97%
Disciplined US Equity ETF (Market Price Return)	21.30%	24.88%	20.94%
Hartford Disciplined US Equity Index	21.47%	25.14%	21.21%
Russell 1000 Index (Gross)	23.49%	29.87%	24.79%

[1]	Not annualized.
[2]	Inception: 11/16/2022
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in a sector, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	9.1
Consumer Staples	7.8
Energy	4.4
Financials	11.7
Health Care	12.8
Industrials	9.5
Information Technology	27.1
Materials	2.4
Real Estate	3.9
Utilities	2.0
Total	99.6%
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Longevity Economy ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 03/16/2021 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Longevity Economy Index (LHLGEX) (the “Index”), which is designed to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Longevity Economy ETF (NAV Return)	24.94%	27.34%	7.77%
Longevity Economy ETF (Market Price Return)	24.85%	27.31%	7.75%
Hartford Longevity Economy Index	24.87%	27.57%	8.16%
Russell 3000 Index (Gross)	23.30%	29.29%	9.52%

[1]	Not annualized.
[2]	Inception: 03/16/2021
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 3000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund's returns may diverge from that of the index. • The Fund's focus on securities of issuers that are expected to benefit from providing goods and services that are needed by or attractive to the world's aging populations may affect the Fund's exposure to certain industries or types of investments. Certain investments in companies focused on longevity and aging solutions may be affected by government regulations or other factors. • Investments focused in an industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.9%
Consumer Discretionary	15.1
Consumer Staples	7.0
Financials	9.4
Health Care	21.3
Industrials	2.7
Information Technology	31.6
Real Estate	0.8
Utilities	1.1
Total	99.9%
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Developed Markets (ex-US) ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	10.84%	11.24%	3.72%	4.47%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	11.39%	11.28%	3.68%	4.47%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	10.91%	11.39%	3.85%	4.63%
MSCI World ex USA Index (Net)	16.69%	15.29%	7.48%	5.28%

[1]	Not annualized.
[2]	Inception: 02/25/2015
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI World ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Investments focused in a country, region, industry or group of industries may increase volatility and risk. • Mid-cap securities can have greater risks and volatility than large-cap securities.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.3%
Consumer Discretionary	9.3
Consumer Staples	10.3
Energy	3.8
Financials	19.9
Health Care	13.3
Industrials	13.9
Information Technology	7.2
Materials	6.9
Real Estate	3.7
Utilities	5.2
Total	98.8%
Short-Term Investments	1.5
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Diversified International ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 05/10/2017 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Diversified International ETF (NAV Return)	11.87%	15.07%	5.08%	5.20%
Multifactor Diversified International ETF (Market Price Return)	12.95%	15.54%	5.06%	5.23%
Hartford Multifactor Diversified International Index	12.25%	15.62%	—	4.89% [3]
MSCI ACWI ex USA Index (Net)	14.90%	13.26%	5.97%	5.39%

[1]	Not annualized.
[2]	Inception: 05/10/2017
[3]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI ACWI ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, a Russian security was removed from the Hartford Multifactor Diversified International Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investment in Russia, which was in the form of a depositary receipt, could not be sold. For this reason, the Fund continues to hold a position with exposure to Russia that is not included within the Hartford Multifactor Diversified International Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Investments focused in a particular country, region, industry or group of industries are subject to greater volatility and risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.3%
Consumer Discretionary	9.3
Consumer Staples	7.6
Energy	3.8
Financials	22.6
Health Care	11.5
Industrials	12.0
Information Technology	13.2
Materials	5.1
Real Estate	3.4
Utilities	4.5
Total	99.3%
Short-Term Investments	0.1
Other Assets & Liabilities	0.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Emerging Markets ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	13.98%	20.01%	4.32%	2.51%
Multifactor Emerging Markets ETF (Market Price Return)	14.72%	20.18%	4.28%	2.52%
Hartford Multifactor Emerging Markets Equity Index	14.97%	22.00%	—	4.90% [3]
MSCI Emerging Markets Index (Net)	10.42%	8.15%	2.22%	3.00%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI Emerging Markets Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, Russian securities were removed from the Hartford Multifactor Emerging Markets Equity Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investments in Russia, which were in the form of depositary receipts, could not be sold. For this reason, the Fund continues to hold positions with exposure to Russia that are not included within the Hartford Multifactor Emerging Markets Equity Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets and in particular geographic regions or countries. • Investments focused in a country, region, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.8%
Consumer Discretionary	9.6
Consumer Staples	4.7
Energy	7.6
Financials	21.9
Health Care	5.0
Industrials	6.2
Information Technology	23.0
Materials	5.5
Real Estate	2.0
Utilities	4.3
Total	99.6%
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor International Small Company ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 03/18/2024 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities located in both developed and emerging markets.
Cumulative Total Returns
for the Period Ended 03/31/2024
Since Inception[1]
Multifactor International Small Company ETF (NAV Return)	0.46%
Multifactor International Small Company ETF (Market Price Return)	0.92%
Hartford Multifactor International Small Company Index	0.38%
MSCI ACWI ex USA Small Cap Index (Net)[2]	1.31%
MSCI ACWI ex USA Index (Net)[2]	0.94%

[1]	Inception: 03/18/2024
[2]	The MSCI ACWI ex USA Small Cap Index is the Fund’s underlying reference index, which the investment adviser believes better represents the Fund’s investment strategy. The MSCI ACWI ex USA Index serves as the Fund’s regulatory benchmark and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI ACWI ex USA Small Cap Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
The MSCI ACWI ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.49%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund's returns may diverge from that of the index.  • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Investments focused in a country, region, industry or group of industries may increase volatility and risk. • Small cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.6%
Consumer Discretionary	10.3
Consumer Staples	7.8
Energy	3.0
Financials	9.2
Health Care	9.2
Industrials	17.9
Information Technology	12.4
Materials	8.7
Real Estate	9.2
Utilities	6.2
Total	99.5%
Other Assets & Liabilities	0.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor Small Cap ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 03/23/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Small Cap ETF (NAV Return)	16.76%	18.63%	9.59%	8.30%
Multifactor Small Cap ETF (Market Price Return)	16.71%	18.58%	9.61%	8.30%
Hartford Multifactor Small Cap Index	16.94%	19.05%	—	11.26% [3]
Russell 2000 Index (Gross)[4]	19.94%	19.71%	8.10%	7.39%
Russell 3000 Index (Gross)[4]	23.30%	29.29%	14.34%	12.10%

[1]	Not annualized.
[2]	Inception: 03/23/2015
[3]	The Hartford Multifactor Small Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
[4]	The Russell 2000 Index is the Fund’s underlying reference index, which the investment adviser believes better represents the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory benchmark and provides a broad measure of market performance.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 2000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
The Russell 3000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index.  The Fund’s returns may diverge from that of the index. • Small cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Investments focused in a particular industry or group of industries are subject to greater market volatility risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.9%
Consumer Discretionary	15.0
Consumer Staples	5.6
Energy	3.1
Financials	16.4
Health Care	17.0
Industrials	16.8
Information Technology	10.2
Materials	5.6
Real Estate	5.7
Utilities	1.3
Total	99.6%
Short-Term Investments	0.5
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Multifactor US Equity ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	20.98%	22.98%	11.46%	9.55%
Multifactor US Equity ETF (Market Price Return)	20.93%	22.99%	11.44%	9.54%
Hartford Multifactor Large Cap Index	20.84%	22.92%	—	11.55% [3]
Russell 1000 Index (Gross)	23.49%	29.87%	14.76%	12.32%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Large Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The market prices of the Fund's shares will generally fluctuate due to changes in the relative supply of and demand for the shares on an exchange. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in an industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.4%
Consumer Discretionary	8.9
Consumer Staples	7.8
Energy	4.2
Financials	12.2
Health Care	14.3
Industrials	11.5
Information Technology	26.0
Materials	4.0
Real Estate	0.7
Utilities	3.4
Total	99.4%
Short-Term Investments	0.4
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford US Quality Growth ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 12/05/2023 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded US large cap equity securities and is designed to consist of US equities with favorable growth characteristics while maintaining what is considered to be enhanced exposure to quality while also providing reasonable exposure to value and momentum.
Cumulative Total Returns
for the Period Ended 03/31/2024
Since Inception[1]
US Quality Growth ETF (NAV Return)	17.85%
US Quality Growth ETF (Market Price Return)	17.80%
Hartford US Quality Growth Index	18.00%
Russell 1000 Growth Index (Gross)[2]	16.37%
Russell 1000 Index (Gross)[2]	15.58%

[1]	Inception: 12/05/2023
[2]	The Russell 1000 Growth Index is the Fund’s underlying reference index, which the investment adviser believes better represents the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory benchmark and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on The NASDAQ Stock Market LLC ("NASDAQ Stock Market") at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Growth Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund's returns may diverge from that of the index. • Investments focused in an industry or group of industries may increase volatility and risk. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.7%
Consumer Discretionary	12.5
Consumer Staples	5.4
Energy	4.7
Financials	5.0
Health Care	15.2
Industrials	6.1
Information Technology	38.2
Materials	2.1
Real Estate	0.0 *
Total	99.9%
Short-Term Investments	0.0 *
Other Assets & Liabilities	0.1
Total	100.0%

*	Percentage rounds to zero.

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford US Value ETF
 Fund Overview
 March 31, 2024 (Unaudited)

Inception 12/05/2023 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded US large cap equity securities and is designed to consist of US equities with favorable value characteristics and relatively lower market valuations.
Cumulative Total Returns
for the Period Ended 03/31/2024
Since Inception[1]
US Value ETF (NAV Return)	20.24%
US Value ETF (Market Price Return)	20.29%
Hartford US Value Index	20.37%
Russell 1000 Value Index (Gross)[2]	14.65%
Russell 1000 Index (Gross)[2]	15.58%

[1]	Inception: 12/05/2023
[2]	The Russell 1000 Value Index is the Fund’s underlying reference index, which the investment adviser believes better represents the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory benchmark and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Value Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund's returns may diverge from that of the index. • Investments focused in an industry or group of industries may increase volatility and risk. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.
Composition by Sector(1)
as of 03/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.0%
Consumer Discretionary	5.2
Consumer Staples	3.4
Energy	12.1
Financials	30.9
Health Care	11.2
Industrials	8.1
Information Technology	6.7
Materials	4.0
Real Estate	4.9
Utilities	7.3
Total	99.8%
Short-Term Investments	0.4
Other Assets & Liabilities	(0.2)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Systematic ETFs
Benchmark Glossary (Unaudited)

Hartford Disciplined US Equity Index seeks to enhance return potential available from investments in US large-cap equities through multifactor security selection to target balanced and consistent exposures across value, momentum and quality factors while seeking to enhance dividend yield, control for total active risk, and reduce volatility.
Hartford Longevity Economy Index seeks to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents and also exhibit a favorable combination of factor characteristics including valuation, momentum, and quality.
Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor International Small Company Index seeks to enhance return potential available from investment in small-capitalization companies in developed (non-US) and emerging markets by selecting equity securities exhibiting a favorable combination of value, momentum, and quality factors while reducing volatility by up to 15% over a complete market cycle.
Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in a capitalization-weighted universe of US small capitalization equities by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford US Quality Growth Index seeks to provide long-term capital appreciation by investing in US equities with favorable growth characteristics while maintaining what we consider to be enhanced exposure to quality and also providing reasonable exposure to value and momentum by maximizing exposure to quality while avoiding negative exposure to value and momentum.
Hartford US Value Index seeks to provide long-term capital appreciation by investing in US equities with favorable value characteristics and relatively lower market valuations by maximizing exposure to value while avoiding negative exposure to quality and momentum.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture small cap securities across developed markets countries (excluding the US) and emerging market countries.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries (excluding the US).
Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

12

Hartford Systematic ETFs
Benchmark Glossary (Unaudited) – (continued)

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
13

Hartford Systematic ETFs
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2023 through March 31, 2024, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (extraordinary expenses and interest expense). Expenses are equal to a Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 1, 2023 through March 31, 2024	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 1, 2023 through March 31, 2024	Annualized expense ratio
Hartford Disciplined US Equity ETF	$ 1,000.00	$ 1,213.40	$ 1.05	$ 1,000.00	$ 1,024.05	$ 0.96	0.19%
Hartford Longevity Economy ETF	$ 1,000.00	$ 1,249.40	$ 2.47	$ 1,000.00	$ 1,022.80	$ 2.23	0.44%
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,000.00	$ 1,108.40	$ 1.53	$ 1,000.00	$ 1,023.55	$ 1.47	0.29%
Hartford Multifactor Diversified International ETF	$ 1,000.00	$ 1,118.70	$ 1.54	$ 1,000.00	$ 1,023.55	$ 1.47	0.29%
Hartford Multifactor Emerging Markets ETF	$ 1,000.00	$ 1,139.80	$ 2.35	$ 1,000.00	$ 1,022.80	$ 2.23	0.44%
Hartford Multifactor International Small Company ETF(1)	$ 1,000.00	$ 1,004.60	$ 0.17(2)	$ 1,000.00	$ 1,022.55	$ 2.48(3)	0.49%
Hartford Multifactor Small Cap ETF	$ 1,000.00	$ 1,167.60	$ 1.84	$ 1,000.00	$ 1,023.30	$ 1.72	0.34%
Hartford Multifactor US Equity ETF	$ 1,000.00	$ 1,209.80	$ 1.05	$ 1,000.00	$ 1,024.05	$ 0.96	0.19%
Hartford US Quality Growth ETF(4)	$ 1,000.00	$ 1,178.50	$ 1.18(5)	$ 1,000.00	$ 1,023.30	$ 1.72(6)	0.34%
Hartford US Value ETF(4)	$ 1,000.00	$ 1,202.40	$ 1.02(5)	$ 1,000.00	$ 1,023.55	$ 1.47(6)	0.29%

14

Hartford Systematic ETFs
Expense Examples (Unaudited) – (continued)

(1)	Hartford Multifactor International Small Company ETF commenced operations on March 18, 2024.
(2)	Expenses paid during the period from March 18, 2024 (commencement of operations) through March 31, 2024.
(3)	Please note that while the Fund commenced operations on March 18, 2024, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio was in effect during the period October 1, 2023 to March 31, 2024.
(4)	Hartford US Quality Growth ETF and Hartford US Value ETF commenced operations on December 5, 2023.
(5)	Expenses paid during the period from December 5, 2023 (commencement of operations) through March 31, 2024.
(6)	Please note that while the Fund commenced operations on December 5, 2023, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio was in effect during the period October 1, 2023 to March 31, 2024.
15

Hartford Disciplined US Equity ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.4%
3,160	Autoliv, Inc.	$ 380,559
5,772	Ford Motor Co.	76,652
8,204	Gentex Corp.	296,329
4,496	Tesla, Inc.*	790,352
251	Thor Industries, Inc.	29,452
		1,573,344
	Banks - 3.0%
7,697	Bank of America Corp.	291,870
10,967	Citigroup, Inc.	693,553
7,637	JP Morgan Chase & Co.	1,529,691
16,377	New York Community Bancorp, Inc.	52,734
1,487	PNC Financial Services Group, Inc.	240,299
1,293	Popular, Inc.	113,901
3,348	Truist Financial Corp.	130,505
7,455	Wells Fargo & Co.	432,092
		3,484,645
	Capital Goods - 4.9%
592	AGCO Corp.	72,828
429	Builders FirstSource, Inc.*	89,468
813	Caterpillar, Inc.	297,907
222	Comfort Systems USA, Inc.	70,532
613	Crane Co.	82,835
776	Cummins, Inc.	228,648
165	Deere & Co.	67,772
537	Eaton Corp. PLC	167,909
2,032	EMCOR Group, Inc.	711,606
1,935	Fastenal Co.	149,266
1,023	Ferguson PLC	223,454
1,890	General Dynamics Corp.	533,906
190	General Electric Co.	33,351
1,184	Honeywell International, Inc.	243,016
428	Hubbell, Inc.	177,641
446	Huntington Ingalls Industries, Inc.	129,996
234	ITT, Inc.	31,831
2,572	Lincoln Electric Holdings, Inc.	656,992
1,040	Moog, Inc. Class A	166,036
9,607	Mueller Industries, Inc.	518,105
7,164	PACCAR, Inc.	887,548
407	Vertiv Holdings Co.	33,240
		5,573,887
	Commercial & Professional Services - 3.3%
3,798	Booz Allen Hamilton Holding Corp.	563,775
2,144	Broadridge Financial Solutions, Inc.	439,220
1,227	Cintas Corp.	842,986
111	Equifax, Inc.	29,695
436	Republic Services, Inc.	83,468
7,387	Robert Half, Inc.	585,641
1,983	Science Applications International Corp.	258,563
1,445	Verisk Analytics, Inc.	340,630
2,789	Waste Management, Inc.	594,475
		3,738,453
	Consumer Discretionary Distribution & Retail - 5.4%
18,213	Amazon.com, Inc.*	3,285,261
325	AutoNation, Inc.*	53,813
415	Dick's Sporting Goods, Inc.	93,317
2,770	Genuine Parts Co.	429,156
2,715	Home Depot, Inc.	1,041,474
1,078	Lowe's Cos., Inc.	274,599
12	MercadoLibre, Inc.*	18,143
723	Murphy USA, Inc.	303,082
1,386	Signet Jewelers Ltd.	138,697
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Discretionary Distribution & Retail - 5.4% - (continued)
1,533	TJX Cos., Inc.	$ 155,477
1,243	Williams-Sonoma, Inc.	394,690
		6,187,709
	Consumer Durables & Apparel - 0.7%
135	Crocs, Inc.*	19,413
667	DR Horton, Inc.	109,755
2,549	Ralph Lauren Corp.	478,600
2,660	Skechers USA, Inc. Class A*	162,952
974	Tapestry, Inc.	46,245
		816,965
	Consumer Services - 1.6%
1,102	Airbnb, Inc. Class A*	181,786
64	Booking Holdings, Inc.	232,184
102	Chipotle Mexican Grill, Inc.*	296,490
2,595	Darden Restaurants, Inc.	433,754
523	DoorDash, Inc. Class A*	72,028
52	Duolingo, Inc.*	11,470
5,205	H&R Block, Inc.	255,618
428	McDonald's Corp.	120,675
701	Starbucks Corp.	64,064
228	Texas Roadhouse, Inc.	35,219
279	Wingstop, Inc.	102,226
		1,805,514
	Consumer Staples Distribution & Retail - 1.5%
5,090	Albertsons Cos., Inc. Class A	109,129
1,701	Costco Wholesale Corp.	1,246,204
3,445	Kroger Co.	196,813
581	Sprouts Farmers Market, Inc.*	37,463
364	Target Corp.	64,504
1,380	Walmart, Inc.	83,035
		1,737,148
	Energy - 4.4%
2,343	Cheniere Energy, Inc.	377,879
5,081	Chevron Corp.	801,477
2,224	Chord Energy Corp.	396,406
4,368	ConocoPhillips	555,959
750	Devon Energy Corp.	37,635
1,639	Diamondback Energy, Inc.	324,801
2,514	EOG Resources, Inc.	321,390
6,794	Exxon Mobil Corp.	789,735
3,707	Marathon Petroleum Corp.	746,960
717	Phillips 66	117,115
1,001	Pioneer Natural Resources Co.	262,762
1,502	Valero Energy Corp.	256,376
		4,988,495
	Equity Real Estate Investment Trusts (REITs) - 3.9%
1,683	AvalonBay Communities, Inc. REIT	312,298
108	EastGroup Properties, Inc. REIT	19,415
210	Equinix, Inc. REIT	173,319
1,095	Essex Property Trust, Inc. REIT	268,067
5,899	Gaming & Leisure Properties, Inc. REIT	271,767
5,188	Invitation Homes, Inc. REIT	184,745
491	Iron Mountain, Inc. REIT	39,383
8,142	Lamar Advertising Co. Class A, REIT	972,236
3,530	NNN, Inc. REIT	150,872
19,786	Omega Healthcare Investors, Inc. REIT	626,623
701	Prologis, Inc. REIT	91,284
3,671	Simon Property Group, Inc. REIT	574,475
8,471	STAG Industrial, Inc. REIT	325,625

The accompanying notes are an integral part of these financial statements.
16

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.9% - (continued)
2,896	VICI Properties, Inc. REIT	$ 86,272
7,103	WP Carey, Inc. REIT	400,893
		4,497,274
	Financial Services - 7.4%
20,686	AGNC Investment Corp. REIT	204,791
284	American Express Co.	64,664
1,927	Annaly Capital Management, Inc. REIT	37,943
10,515	Bank of New York Mellon Corp.	605,874
2,157	Berkshire Hathaway, Inc. Class B*	907,062
406	BlackRock, Inc.	338,482
6,150	Cboe Global Markets, Inc.	1,129,940
298	CME Group, Inc.	64,156
418	Coinbase Global, Inc. Class A*	110,820
188	FirstCash Holdings, Inc.	23,978
241	Goldman Sachs Group, Inc.	100,663
2,389	Intercontinental Exchange, Inc.	328,320
2,251	Janus Henderson Group PLC	74,035
253	Mastercard, Inc. Class A	121,837
770	Moody's Corp.	302,633
213	Morgan Stanley	20,056
414	Morningstar, Inc.	127,665
282	MSCI, Inc.	158,047
1,019	OneMain Holdings, Inc.	52,061
9,951	Radian Group, Inc.	333,060
43,667	Rithm Capital Corp. REIT	487,324
740	S&P Global, Inc.	314,833
39,335	Starwood Property Trust, Inc. REIT	799,681
1,897	State Street Corp.	146,676
4,055	T Rowe Price Group, Inc.	494,386
2,399	Tradeweb Markets, Inc. Class A	249,904
1,454	Visa, Inc. Class A	405,782
30,680	Western Union Co.	428,906
		8,433,579
	Food, Beverage & Tobacco - 5.1%
31,400	Altria Group, Inc.	1,369,668
995	Bunge Global SA	102,007
363	Campbell Soup Co.	16,135
9,375	Coca-Cola Co.	573,563
270	Coca-Cola Consolidated, Inc.	228,531
2,640	Hershey Co.	513,480
6,940	Ingredion, Inc.	810,939
1,717	Lamb Weston Holdings, Inc.	182,912
5,850	Mondelez International, Inc. Class A	409,500
8,205	PepsiCo, Inc.	1,435,957
2,614	Philip Morris International, Inc.	239,495
		5,882,187
	Health Care Equipment & Services - 3.8%
7,142	Abbott Laboratories	811,760
5,233	Boston Scientific Corp.*	358,408
2,038	Dexcom, Inc.*	282,670
1,592	GE HealthCare Technologies, Inc.	144,729
348	HCA Healthcare, Inc.	116,068
34	IDEXX Laboratories, Inc.*	18,358
269	McKesson Corp.	144,413
12,365	Medtronic PLC	1,077,610
1,265	ResMed, Inc.	250,508
1,002	Stryker Corp.	358,586
1,555	UnitedHealth Group, Inc.	769,258
		4,332,368
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Household & Personal Products - 1.2%
8,700	Colgate-Palmolive Co.	$ 783,435
3,493	Procter & Gamble Co.	566,739
		1,350,174
	Insurance - 1.3%
2,306	Aflac, Inc.	197,993
993	American International Group, Inc.	77,623
206	Assured Guaranty Ltd.	17,973
1,644	Chubb Ltd.	426,010
5,539	Fidelity National Financial, Inc.	294,121
860	Progressive Corp.	177,865
1,521	Travelers Cos., Inc.	350,043
		1,541,628
	Materials - 2.4%
349	Alpha Metallurgical Resources, Inc.	115,578
316	CF Industries Holdings, Inc.	26,295
487	Ecolab, Inc.	112,448
1,327	NewMarket Corp.	842,141
3,141	Packaging Corp. of America	596,099
1,914	RPM International, Inc.	227,670
2,029	Sherwin-Williams Co.	704,733
3,125	Sonoco Products Co.	180,750
		2,805,714
	Media & Entertainment - 7.0%
26,353	Alphabet, Inc. Class A*	3,977,458
5,922	Comcast Corp. Class A	256,719
1,532	Electronic Arts, Inc.	203,251
3,525	Meta Platforms, Inc. Class A	1,711,670
798	Netflix, Inc.*	484,649
8,596	New York Times Co. Class A	371,519
16,572	News Corp. Class A	433,855
4,230	Omnicom Group, Inc.	409,295
1,420	Pinterest, Inc. Class A*	49,231
630	ROBLOX Corp. Class A*	24,053
5,955	Snap, Inc. Class A*	68,363
313	Trade Desk, Inc. Class A*	27,363
		8,017,426
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
10,223	AbbVie, Inc.	1,861,608
3,249	Amgen, Inc.	923,756
23,481	Bristol-Myers Squibb Co.	1,273,375
719	Bruker Corp.	67,543
2,046	Danaher Corp.	510,927
1,127	Eli Lilly & Co.	876,761
11,058	Gilead Sciences, Inc.	809,998
11,896	Johnson & Johnson	1,881,828
6,082	Merck & Co., Inc.	802,520
12,707	Pfizer, Inc.	352,619
231	Thermo Fisher Scientific, Inc.	134,260
455	Vertex Pharmaceuticals, Inc.*	190,195
1,063	West Pharmaceutical Services, Inc.	420,640
983	Zoetis, Inc.	166,333
		10,272,363
	Real Estate Management & Development - 0.0%
870	Zillow Group, Inc. Class C*	42,439
	Semiconductors & Semiconductor Equipment - 8.1%
1,718	Advanced Micro Devices, Inc.*	310,082
506	Analog Devices, Inc.	100,082
1,580	Applied Materials, Inc.	325,843
1,371	Broadcom, Inc.	1,817,137
538	KLA Corp.	375,831
334	Lam Research Corp.	324,504

The accompanying notes are an integral part of these financial statements.
17

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Semiconductors & Semiconductor Equipment - 8.1% - (continued)
764	Microchip Technology, Inc.	$ 68,538
126	Monolithic Power Systems, Inc.	85,355
4,233	NVIDIA Corp.	3,824,769
415	NXP Semiconductors NV	102,825
3,570	QUALCOMM, Inc.	604,401
3,484	Rambus, Inc.*	215,346
3,806	Skyworks Solutions, Inc.	412,266
3,867	Texas Instruments, Inc.	673,670
		9,240,649
	Software & Services - 11.7%
1,297	Accenture PLC Class A	449,553
875	Adobe, Inc.*	441,525
3,611	Altair Engineering, Inc. Class A*	311,088
869	Atlassian Corp. Class A*	169,551
490	Autodesk, Inc.*	127,606
641	Cadence Design Systems, Inc.*	199,530
718	Cloudflare, Inc. Class A*	69,524
7,012	Cognizant Technology Solutions Corp. Class A	513,909
1,002	Crowdstrike Holdings, Inc. Class A*	321,231
1,267	Datadog, Inc. Class A*	156,601
1,077	Dolby Laboratories, Inc. Class A	90,220
3,951	DoubleVerify Holdings, Inc.*	138,917
16,866	Dropbox, Inc. Class A*	409,844
1,083	Dynatrace, Inc.*	50,295
439	Elastic NV*	44,005
147	Fair Isaac Corp.*	183,693
300	HubSpot, Inc.*	187,968
2,449	International Business Machines Corp.	467,661
780	Intuit, Inc.	507,000
583	Manhattan Associates, Inc.*	145,884
15,668	Microsoft Corp.	6,591,841
114	MongoDB, Inc.*	40,885
2,291	Oracle Corp.	287,773
717	Palo Alto Networks, Inc.*	203,721
1,137	Salesforce, Inc.	342,442
515	ServiceNow, Inc.*	392,636
631	Snowflake, Inc. Class A*	101,970
71	Synopsys, Inc.*	40,576
1,166	UiPath, Inc. Class A*	26,433
3,350	Varonis Systems, Inc.*	158,019
504	Workday, Inc. Class A*	137,466
231	Zscaler, Inc.*	44,498
		13,353,865
	Technology Hardware & Equipment - 7.3%
3,941	Amphenol Corp. Class A	454,594
33,465	Apple, Inc.	5,738,578
881	CDW Corp.	225,342
439	Cisco Systems, Inc.	21,910
2,251	Dell Technologies, Inc. Class C	256,862
11,266	Flex Ltd.*	322,320
1,863	Jabil, Inc.	249,549
442	Keysight Technologies, Inc.*	69,120
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 7.3% - (continued)
5,447	NetApp, Inc.		$ 571,772
2,285	TE Connectivity Ltd.		331,873
2,338	Vontier Corp.		106,052
			8,347,972
	Telecommunication Services - 1.9%
27,373	AT&T, Inc.		481,765
495	T-Mobile U.S., Inc.		80,794
38,557	Verizon Communications, Inc.		1,617,851
			2,180,410
	Transportation - 1.3%
1,683	CH Robinson Worldwide, Inc.		128,144
1,957	Expeditors International of Washington, Inc.		237,912
1,551	FedEx Corp.		449,387
1,250	Ryder System, Inc.		150,237
3,244	Uber Technologies, Inc.*		249,756
1,560	United Parcel Service, Inc. Class B		231,863
			1,447,299
	Utilities - 2.0%
1,994	Constellation Energy Corp.		368,591
5,285	Duke Energy Corp.		511,112
5,753	Edison International		406,910
3,857	NextEra Energy, Inc.		246,501
487	NRG Energy, Inc.		32,965
5,167	OGE Energy Corp.		177,228
1,773	Public Service Enterprise Group, Inc.		118,401
4,716	Southern Co.		338,326
823	Vistra Corp.		57,322
			2,257,356
	Total Common Stocks (cost $99,290,473)		$ 113,908,863
	Total Investments (cost $99,290,473)	99.6%	$ 113,908,863
	Other Assets and Liabilities	0.4%	478,943
	Total Net Assets	100.0%	$ 114,387,806
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.
18

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	17	06/21/2024	$ 451,223	$ 6,657
Total futures contracts				$ 6,657
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,573,344	$ 1,573,344	$ —	$ —
Banks	3,484,645	3,484,645	—	—
Capital Goods	5,573,887	5,573,887	—	—
Commercial & Professional Services	3,738,453	3,738,453	—	—
Consumer Discretionary Distribution & Retail	6,187,709	6,187,709	—	—
Consumer Durables & Apparel	816,965	816,965	—	—
Consumer Services	1,805,514	1,805,514	—	—
Consumer Staples Distribution & Retail	1,737,148	1,737,148	—	—
Energy	4,988,495	4,988,495	—	—
Equity Real Estate Investment Trusts (REITs)	4,497,274	4,497,274	—	—
Financial Services	8,433,579	8,433,579	—	—
Food, Beverage & Tobacco	5,882,187	5,882,187	—	—
Health Care Equipment & Services	4,332,368	4,332,368	—	—
Household & Personal Products	1,350,174	1,350,174	—	—
Insurance	1,541,628	1,541,628	—	—
Materials	2,805,714	2,805,714	—	—
Media & Entertainment	8,017,426	8,017,426	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,272,363	10,272,363	—	—
Real Estate Management & Development	42,439	42,439	—	—
Semiconductors & Semiconductor Equipment	9,240,649	9,240,649	—	—
Software & Services	13,353,865	13,353,865	—	—
Technology Hardware & Equipment	8,347,972	8,347,972	—	—
Telecommunication Services	2,180,410	2,180,410	—	—
Transportation	1,447,299	1,447,299	—	—
Utilities	2,257,356	2,257,356	—	—
Futures Contracts(2)	6,657	6,657	—	—
Total	$ 113,915,520	$ 113,915,520	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
19

Hartford Longevity Economy ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.9%
1,290	Ford Motor Co.	$ 17,131
712	General Motors Co.	32,289
34	Patrick Industries, Inc.	4,062
195	Thor Industries, Inc.	22,882
310	Winnebago Industries, Inc.	22,940
		99,304
	Banks - 3.9%
92	1st Source Corp.	4,823
975	Bank of America Corp.	36,972
1,179	Citigroup, Inc.	74,560
266	Fifth Third Bancorp	9,898
421	First BanCorp	7,384
57	First Busey Corp.	1,371
2	First Citizens BancShares, Inc. Class A	3,270
1,185	Huntington Bancshares, Inc.	16,531
179	International Bancshares Corp.	10,049
371	JP Morgan Chase & Co.	74,311
156	M&T Bank Corp.	22,689
412	OFG Bancorp	15,166
186	Peoples Bancorp, Inc.	5,507
157	PNC Financial Services Group, Inc.	25,371
294	Popular, Inc.	25,898
132	Preferred Bank	10,134
73	Towne Bank	2,048
152	Truist Financial Corp.	5,925
32	U.S. Bancorp	1,430
861	Wells Fargo & Co.	49,904
44	Wintrust Financial Corp.	4,593
		407,834
	Capital Goods - 2.3%
134	BWX Technologies, Inc.	13,751
119	Curtiss-Wright Corp.	30,457
122	General Dynamics Corp.	34,464
27	General Electric Co.	4,739
20	HEICO Corp.	3,820
97	Honeywell International, Inc.	19,909
379	Howmet Aerospace, Inc.	25,935
60	Huntington Ingalls Industries, Inc.	17,488
16	L3Harris Technologies, Inc.	3,410
38	Lockheed Martin Corp.	17,285
100	Moog, Inc. Class A	15,965
19	Northrop Grumman Corp.	9,094
38	Textron, Inc.	3,645
26	TransDigm Group, Inc.	32,022
80	Woodward, Inc.	12,330
		244,314
	Consumer Discretionary Distribution & Retail - 7.3%
31	Abercrombie & Fitch Co. Class A*	3,885
512	Amazon.com, Inc.*	92,355
55	Best Buy Co., Inc.	4,512
206	Dillard's, Inc. Class A	97,158
2,030	eBay, Inc.	107,143
219	Home Depot, Inc.	84,008
203	Kohl's Corp.	5,917
251	Lowe's Cos., Inc.	63,937
3,608	Macy's, Inc.	72,124
2,684	Nordstrom, Inc.	54,405
440	Ollie's Bargain Outlet Holdings, Inc.*	35,011
246	Ross Stores, Inc.	36,103
20	Signet Jewelers Ltd.	2,001
463	TJX Cos., Inc.	46,958
78	Tractor Supply Co.	20,414
20	Ulta Beauty, Inc.*	10,458
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 7.3% - (continued)
367	Upbound Group, Inc.	$ 12,922
72	Williams-Sonoma, Inc.	22,862
		772,173
	Consumer Durables & Apparel - 3.2%
227	Acushnet Holdings Corp.	14,971
87	Carter's, Inc.	7,367
86	Columbia Sportswear Co.	6,982
17	Deckers Outdoor Corp.*	16,001
111	DR Horton, Inc.	18,265
271	Garmin Ltd.	40,344
281	La-Z-Boy, Inc.	10,571
101	Lennar Corp. Class A	17,370
566	Levi Strauss & Co. Class A	11,314
28	Lululemon Athletica, Inc.*	10,938
840	Newell Brands, Inc.	6,745
3	NVR, Inc.*	24,300
275	PulteGroup, Inc.	33,171
113	PVH Corp.	15,889
261	Ralph Lauren Corp.	49,005
477	Skechers USA, Inc. Class A*	29,221
382	Steven Madden Ltd.	16,151
128	Worthington Enterprises, Inc.	7,966
		336,571
	Consumer Services - 3.7%
14	Booking Holdings, Inc.	50,790
14	Chipotle Mexican Grill, Inc.*	40,695
87	Darden Restaurants, Inc.	14,542
153	Dave & Buster's Entertainment, Inc.*	9,578
51	Domino's Pizza, Inc.	25,341
93	Expedia Group, Inc.*	12,811
13	Graham Holdings Co. Class B	9,980
710	H&R Block, Inc.	34,868
142	Hilton Worldwide Holdings, Inc.	30,290
108	Marriott International, Inc. Class A	27,250
78	McDonald's Corp.	21,992
466	Monarch Casino & Resort, Inc.	34,945
529	Perdoceo Education Corp.	9,289
81	Stride, Inc.*	5,107
96	Texas Roadhouse, Inc.	14,829
5	Vail Resorts, Inc.	1,114
26	Wingstop, Inc.	9,526
232	Yum! Brands, Inc.	32,167
		385,114
	Consumer Staples Distribution & Retail - 3.5%
1,429	Albertsons Cos., Inc. Class A	30,638
108	BJ's Wholesale Club Holdings, Inc.*	8,170
17	Casey's General Stores, Inc.	5,413
114	Costco Wholesale Corp.	83,520
24	Dollar Tree, Inc.*	3,195
176	Ingles Markets, Inc. Class A	13,496
786	Kroger Co.	44,904
134	PriceSmart, Inc.	11,256
256	Sprouts Farmers Market, Inc.*	16,507
478	Sysco Corp.	38,804
152	Target Corp.	26,936
31	U.S. Foods Holding Corp.*	1,673
365	Walgreens Boots Alliance, Inc.	7,917
1,252	Walmart, Inc.	75,333
		367,762
	Equity Real Estate Investment Trusts (REITs) - 0.8%
376	CareTrust, Inc. REIT	9,163
361	Host Hotels & Resorts, Inc. REIT	7,466
163	Iron Mountain, Inc. REIT	13,074
156	LTC Properties, Inc. REIT	5,072
52	National Health Investors, Inc. REIT	3,267

The accompanying notes are an integral part of these financial statements.
20

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 0.8% - (continued)
40	Ryman Hospitality Properties, Inc. REIT	$ 4,624
92	Simon Property Group, Inc. REIT	14,397
360	Sunstone Hotel Investors, Inc. REIT	4,010
68	VICI Properties, Inc. REIT	2,026
197	Welltower, Inc. REIT	18,408
		81,507
	Financial Services - 4.2%
104	American Express Co.	23,680
47	Ameriprise Financial, Inc.	20,607
798	Bank of New York Mellon Corp.	45,981
117	Berkshire Hathaway, Inc. Class B*	49,201
12	BlackRock, Inc.	10,004
236	Capital One Financial Corp.	35,138
149	Cboe Global Markets, Inc.	27,376
204	Donnelley Financial Solutions, Inc.*	12,650
137	Evercore, Inc. Class A	26,385
107	FirstCash Holdings, Inc.	13,647
79	Goldman Sachs Group, Inc.	32,997
147	Houlihan Lokey, Inc.	18,844
128	Jackson Financial, Inc. Class A	8,466
169	Jefferies Financial Group, Inc.	7,453
41	Moody's Corp.	16,114
115	PJT Partners, Inc. Class A	10,840
249	PROG Holdings, Inc.	8,575
178	Raymond James Financial, Inc.	22,859
52	SEI Investments Co.	3,739
277	State Street Corp.	21,417
141	Stifel Financial Corp.	11,022
149	Synchrony Financial	6,425
71	Voya Financial, Inc.	5,248
		438,668
	Food, Beverage & Tobacco - 1.7%
440	Cal-Maine Foods, Inc.	25,894
195	Coca-Cola Co.	11,930
35	Coca-Cola Consolidated, Inc.	29,624
281	Flowers Foods, Inc.	6,674
42	General Mills, Inc.	2,939
107	Hershey Co.	20,812
53	J & J Snack Foods Corp.	7,662
220	John B Sanfilippo & Son, Inc.	23,302
82	Kraft Heinz Co.	3,026
237	Mondelez International, Inc. Class A	16,590
149	PepsiCo, Inc.	26,076
		174,529
	Health Care Equipment & Services - 11.8%
491	Abbott Laboratories	55,807
487	Amedisys, Inc.*	44,882
33	Becton Dickinson & Co.	8,166
709	Boston Scientific Corp.*	48,559
483	Cardinal Health, Inc.	54,048
307	Cencora, Inc.	74,598
600	Centene Corp.*	47,088
88	Chemed Corp.	56,490
240	Cooper Cos., Inc.	24,350
64	CorVel Corp.*	16,829
631	CVS Health Corp.	50,329
211	Edwards Lifesciences Corp.*	20,163
151	Elevance Health, Inc.	78,300
340	Encompass Health Corp.	28,077
79	Ensign Group, Inc.	9,829
162	GE HealthCare Technologies, Inc.	14,727
163	HCA Healthcare, Inc.	54,365
318	Henry Schein, Inc.*	24,015
55	Hologic, Inc.*	4,288
22	IDEXX Laboratories, Inc.*	11,879
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 11.8% - (continued)
34	Intuitive Surgical, Inc.*	$ 13,569
217	Laboratory Corp. of America Holdings	47,406
124	McKesson Corp.	66,569
558	Medtronic PLC	48,630
151	Molina Healthcare, Inc.*	62,035
43	National HealthCare Corp.	4,064
711	Patterson Cos., Inc.	19,659
204	Premier, Inc. Class A	4,508
206	Quest Diagnostics, Inc.	27,421
125	STERIS PLC	28,103
140	Stryker Corp.	50,102
137	UnitedHealth Group, Inc.	67,774
124	Universal Health Services, Inc. Class B	22,625
84	Veeva Systems, Inc. Class A*	19,462
205	Zimmer Biomet Holdings, Inc.	27,056
		1,235,772
	Household & Personal Products - 1.8%
538	BellRing Brands, Inc.*	31,758
169	Church & Dwight Co., Inc.	17,628
729	Colgate-Palmolive Co.	65,647
259	Kimberly-Clark Corp.	33,502
228	Procter & Gamble Co.	36,993
36	WD-40 Co.	9,119
		194,647
	Insurance - 1.3%
407	Aflac, Inc.	34,945
332	American International Group, Inc.	25,952
65	Assured Guaranty Ltd.	5,671
73	Chubb Ltd.	18,917
32	Loews Corp.	2,505
82	MetLife, Inc.	6,077
64	Principal Financial Group, Inc.	5,524
187	Prudential Financial, Inc.	21,954
69	Travelers Cos., Inc.	15,880
		137,425
	Media & Entertainment - 10.1%
702	Alphabet, Inc. Class A*	105,953
292	Atlanta Braves Holdings, Inc. Class C*	11,405
4,097	Cargurus, Inc.*	94,559
1,954	Cars.com, Inc.*	33,570
1,399	Comcast Corp. Class A	60,647
403	Electronic Arts, Inc.	53,466
295	Fox Corp. Class A	9,225
200	IAC, Inc.*	10,668
488	Live Nation Entertainment, Inc.*	51,616
54	Madison Square Garden Sports Corp.*	9,964
567	Match Group, Inc.*	20,571
201	Meta Platforms, Inc. Class A	97,601
71	Netflix, Inc.*	43,120
279	New York Times Co. Class A	12,058
789	News Corp. Class A	20,656
2,285	Pinterest, Inc. Class A*	79,221
937	Shutterstock, Inc.	42,924
3,447	Sirius XM Holdings, Inc.	13,374
4,010	Snap, Inc. Class A*	46,035
68	Take-Two Interactive Software, Inc.*	10,097
318	TEGNA, Inc.	4,751
1,823	TripAdvisor, Inc.*	50,661
295	Walt Disney Co.	36,096
2,604	Yelp, Inc.*	102,598
99	Ziff Davis, Inc.*	6,241
2,792	ZipRecruiter, Inc. Class A*	32,080
		1,059,157
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
410	AbbVie, Inc.	74,661

The accompanying notes are an integral part of these financial statements.
21

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5% - (continued)
201	Agilent Technologies, Inc.	$ 29,248
236	Amgen, Inc.	67,100
52	Biogen, Inc.*	11,213
1,253	Bristol-Myers Squibb Co.	67,950
71	Bruker Corp.	6,670
1,088	Collegium Pharmaceutical, Inc.*	42,236
95	Danaher Corp.	23,723
60	Eli Lilly & Co.	46,678
309	Exelixis, Inc.*	7,333
674	Gilead Sciences, Inc.	49,370
275	Intra-Cellular Therapies, Inc.*	19,030
43	IQVIA Holdings, Inc.*	10,874
549	Johnson & Johnson	86,846
794	Merck & Co., Inc.	104,768
31	Mettler-Toledo International, Inc.*	41,270
557	Pfizer, Inc.	15,457
117	Prestige Consumer Healthcare, Inc.*	8,490
69	Regeneron Pharmaceuticals, Inc.*	66,412
39	Thermo Fisher Scientific, Inc.	22,667
116	Vertex Pharmaceuticals, Inc.*	48,489
2,776	Viatris, Inc.	33,145
85	Waters Corp.*	29,260
81	West Pharmaceutical Services, Inc.	32,052
311	Zoetis, Inc.	52,624
		997,566
	Semiconductors & Semiconductor Equipment - 9.3%
161	Advanced Micro Devices, Inc.*	29,059
353	Analog Devices, Inc.	69,820
64	Broadcom, Inc.	84,826
374	Cirrus Logic, Inc.*	34,617
618	Credo Technology Group Holding Ltd.*	13,095
141	Diodes, Inc.*	9,940
962	Intel Corp.	42,492
106	MACOM Technology Solutions Holdings, Inc.*	10,138
311	Marvell Technology, Inc.	22,044
791	Microchip Technology, Inc.	70,961
390	Micron Technology, Inc.	45,977
77	Monolithic Power Systems, Inc.	52,161
106	NVIDIA Corp.	95,777
293	NXP Semiconductors NV	72,597
83	ON Semiconductor Corp.*	6,105
57	Qorvo, Inc.*	6,545
620	QUALCOMM, Inc.	104,966
459	Rambus, Inc.*	28,371
503	Skyworks Solutions, Inc.	54,485
547	Texas Instruments, Inc.	95,293
133	Universal Display Corp.	22,404
		971,673
	Software & Services - 13.6%
2,498	Adeia, Inc.	27,278
54	Adobe, Inc.*	27,248
477	Akamai Technologies, Inc.*	51,879
116	Autodesk, Inc.*	30,209
156	Cadence Design Systems, Inc.*	48,560
878	CommVault Systems, Inc.*	89,056
215	Crowdstrike Holdings, Inc. Class A*	68,927
614	Dolby Laboratories, Inc. Class A	51,435
2,109	Dropbox, Inc. Class A*	51,249
39	Fair Isaac Corp.*	48,735
373	Fortinet, Inc.*	25,480
2,106	Gen Digital, Inc.	47,174
284	Gitlab, Inc. Class A*	16,563
52	GoDaddy, Inc. Class A*	6,171
224	InterDigital, Inc.	23,847
72	Intuit, Inc.	46,800
82	JFrog Ltd.*	3,626
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.6% - (continued)
75	Manhattan Associates, Inc.*		$ 18,767
210	Microsoft Corp.		88,351
178	Nutanix, Inc. Class A*		10,986
315	Oracle Corp.		39,567
190	Palo Alto Networks, Inc.*		53,985
1,117	Progress Software Corp.		59,547
220	PTC, Inc.*		41,567
462	Qualys, Inc.*		77,094
45	Roper Technologies, Inc.		25,238
102	Salesforce, Inc.		30,720
111	ServiceNow, Inc.*		84,626
50	Synopsys, Inc.*		28,575
929	Teradata Corp.*		35,924
457	UiPath, Inc. Class A*		10,360
1,169	Varonis Systems, Inc.*		55,142
193	VeriSign, Inc.*		36,575
33	Workday, Inc. Class A*		9,001
290	Zscaler, Inc.*		55,863
			1,426,125
	Technology Hardware & Equipment - 8.7%
476	Apple, Inc.		81,624
351	Avnet, Inc.		17,403
176	Benchmark Electronics, Inc.		5,282
198	CDW Corp.		50,644
689	Dell Technologies, Inc. Class C		78,622
5,499	Hewlett Packard Enterprise Co.		97,497
2,907	HP, Inc.		87,850
175	Insight Enterprises, Inc.*		32,466
814	NetApp, Inc.		85,446
1,304	Pure Storage, Inc. Class A*		67,795
706	Seagate Technology Holdings PLC		65,693
81	Super Micro Computer, Inc.*		81,812
36	TD SYNNEX Corp.		4,072
206	TE Connectivity Ltd.		29,919
725	Western Digital Corp.*		49,474
4,431	Xerox Holdings Corp.		79,315
			914,914
	Telecommunication Services - 0.8%
204	AT&T, Inc.		3,590
262	T-Mobile U.S., Inc.		42,764
894	Verizon Communications, Inc.		37,512
			83,866
	Transportation - 0.4%
530	Uber Technologies, Inc.*		40,805
	Utilities - 1.1%
40	Constellation Energy Corp.		7,394
192	Duke Energy Corp.		18,568
68	Edison International		4,810
158	Entergy Corp.		16,697
85	NRG Energy, Inc.		5,754
405	PPL Corp.		11,150
201	Southern Co.		14,420
405	Vistra Corp.		28,208
208	Xcel Energy, Inc.		11,180
			118,181
	Total Common Stocks (cost $9,121,517)		$ 10,487,907
	Total Investments (cost $9,121,517)	99.9%	$ 10,487,907
	Other Assets and Liabilities	0.1%	10,464
	Total Net Assets	100.0%	$ 10,498,371

The accompanying notes are an integral part of these financial statements.
22

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 99,304	$ 99,304	$ —	$ —
Banks	407,834	407,834	—	—
Capital Goods	244,314	244,314	—	—
Consumer Discretionary Distribution & Retail	772,173	772,173	—	—
Consumer Durables & Apparel	336,571	336,571	—	—
Consumer Services	385,114	385,114	—	—
Consumer Staples Distribution & Retail	367,762	367,762	—	—
Equity Real Estate Investment Trusts (REITs)	81,507	81,507	—	—
Financial Services	438,668	438,668	—	—
Food, Beverage & Tobacco	174,529	174,529	—	—
Health Care Equipment & Services	1,235,772	1,235,772	—	—
Household & Personal Products	194,647	194,647	—	—
Insurance	137,425	137,425	—	—
Media & Entertainment	1,059,157	1,059,157	—	—
Pharmaceuticals, Biotechnology & Life Sciences	997,566	997,566	—	—
Semiconductors & Semiconductor Equipment	971,673	971,673	—	—
Software & Services	1,426,125	1,426,125	—	—
Technology Hardware & Equipment	914,914	914,914	—	—
Telecommunication Services	83,866	83,866	—	—
Transportation	40,805	40,805	—	—
Utilities	118,181	118,181	—	—
Total	$ 10,487,907	$ 10,487,907	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
23

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 10.2%
26,369	Ampol Ltd.	$ 684,513
600,189	ANZ Group Holdings Ltd.	11,511,961
1,001,283	Aurizon Holdings Ltd.	2,612,948
241,834	Bendigo & Adelaide Bank Ltd.	1,617,168
200,610	BHP Group Ltd.	5,793,967
325,058	BlueScope Steel Ltd.	5,057,818
678,561	Brambles Ltd.	7,149,495
27,173	Cochlear Ltd.	5,983,441
580,404	Coles Group Ltd.	6,414,425
259,241	Computershare Ltd.	4,415,954
32,991	EBOS Group Ltd.	675,875
787,529	Endeavour Group Ltd.	2,830,949
310,343	Fortescue Ltd.	5,203,422
854,261	Glencore PLC	4,697,519
1,161,970	Incitec Pivot Ltd.	2,190,820
283,864	Insurance Australia Group Ltd.	1,185,234
90,524	JB Hi-Fi Ltd.	3,794,467
1,057,846	Medibank Pvt Ltd.	2,594,922
210,485	Orica Ltd.	2,507,471
31,654	Pro Medicus Ltd.	2,142,548
46,662	Rio Tinto PLC	2,957,309
227,603	Santos Ltd.	1,150,783
289,317	Sonic Healthcare Ltd.	5,551,149
1,629,580	Stockland REIT	5,156,219
3,392,423	Telstra Group Ltd.	8,543,016
125,751	Wesfarmers Ltd.	5,611,533
29,790	Westpac Banking Corp.	507,253
1,330,803	Whitehaven Coal Ltd.	6,164,333
92,489	Woodside Energy Group Ltd.	1,840,365
310,274	Woolworths Group Ltd.	6,714,363
		123,261,240
	Austria - 1.0%
22,172	ANDRITZ AG	1,384,065
364,983	Mondi PLC	6,434,158
8,854	Oesterreichische Post AG	303,365
80,911	Raiffeisen Bank International AG	1,613,106
34,578	Verbund AG	2,530,072
		12,264,766
	Belgium - 1.2%
5,425	Ackermans & van Haaren NV	949,158
49,337	Ageas SA	2,286,947
23,150	Colruyt Group NV	1,070,586
193,823	Solvay SA	5,296,019
43,218	UCB SA	5,339,670
		14,942,380
	Brazil - 0.1%
37,960	Yara International ASA	1,199,831
	Canada - 14.5%
102,437	Alimentation Couche-Tard, Inc.	5,852,137
125,216	AltaGas Ltd.	2,768,493
79,236	Bank of Montreal	7,743,551
41,936	Bank of Nova Scotia(1)	2,171,406
49,504	Canadian Imperial Bank of Commerce	2,512,056
5,425	Canadian National Railway Co.	715,062
50,940	Canadian Tire Corp. Ltd. Class A	5,085,530
43,188	CCL Industries, Inc. Class B	2,209,426
53,874	CGI, Inc.*	5,949,330
773	Constellation Software, Inc.	2,113,505
81,021	Dollarama, Inc.	6,178,132
81,141	Element Fleet Management Corp.	1,312,526
133,700	Emera, Inc.	4,709,757
9,935	Fairfax Financial Holdings Ltd.	10,719,448
114,016	Fortis, Inc.	4,509,245
29,631	George Weston Ltd.	4,007,219
26,810	Gildan Activewear, Inc.	995,927
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Canada - 14.5% - (continued)
356,424	Great-West Lifeco, Inc.	$ 11,409,782
166,371	Hydro One Ltd.(2)	4,856,201
52,244	iA Financial Corp., Inc.	3,248,722
71,499	Imperial Oil Ltd.	4,936,377
21,449	Intact Financial Corp.	3,487,632
82,003	Loblaw Cos. Ltd.	9,095,622
437,171	Manulife Financial Corp.	10,928,871
106,003	Metro, Inc.	5,696,315
30,307	National Bank of Canada	2,554,455
44,516	Nutrien Ltd.	2,420,789
14,183	Onex Corp.	1,063,476
57,318	Open Text Corp.	2,226,221
395,939	Power Corp. of Canada(1)	11,112,332
27,477	Restaurant Brands International, Inc.	2,184,150
86,078	Royal Bank of Canada	8,690,173
111,118	Saputo, Inc.	2,188,284
64,289	Stantec, Inc.	5,342,650
124,134	Sun Life Financial, Inc.	6,779,785
11,951	Suncor Energy, Inc.	441,478
66,127	TELUS Corp.	1,058,912
16,469	Thomson Reuters Corp.	2,565,428
57,538	TMX Group Ltd.	1,519,182
22,618	Toromont Industries Ltd.	2,178,649
		175,538,236
	China - 1.0%
1,875,500	BOC Hong Kong Holdings Ltd.	5,020,376
505,000	Wharf Holdings Ltd.	1,658,287
4,014,400	Yangzijiang Shipbuilding Holdings Ltd.	5,681,316
		12,359,979
	Denmark - 1.5%
5,422	AP Moller - Maersk AS Class B	7,060,808
87,691	Novo Nordisk AS Class B	11,189,760
		18,250,568
	Finland - 1.0%
45,801	Kone OYJ Class B	2,133,924
2,078,782	Nokia OYJ ADR	7,358,888
54,464	Orion OYJ Class B	2,033,446
		11,526,258
	France - 5.9%
16,010	Air Liquide SA	3,334,358
29,415	BNP Paribas SA	2,092,253
12,260	Capgemini SE	2,824,262
66,837	Cie de Saint-Gobain SA	5,192,192
247,404	Cie Generale des Etablissements Michelin SCA	9,490,813
256,438	Credit Agricole SA	3,826,383
129,737	Danone SA	8,391,544
16,710	EssilorLuxottica SA	3,784,414
1,014,996	Orange SA	11,935,378
19,228	Publicis Groupe SA	2,098,428
38,563	Thales SA	6,582,472
90,670	TotalEnergies SE	6,215,210
43,024	Vinci SA	5,492,736
		71,260,443
	Germany - 4.1%
27,255	Allianz SE	8,177,154
54,677	Bayerische Motoren Werke AG	6,316,112
30,320	Brenntag SE	2,556,776
14,853	Deutsche Post AG	640,286
127,337	Deutsche Telekom AG	3,094,289
170,125	E.ON SE	2,367,425
111,924	Fresenius SE & Co. KGaA	3,021,948
77,119	Heidelberg Materials AG	8,491,264
58,616	Merck KGaA	10,356,743

The accompanying notes are an integral part of these financial statements.
24

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Germany - 4.1% - (continued)
7,154	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$ 3,494,614
19,081	RWE AG	648,311
		49,164,922
	Hong Kong - 2.4%
879,000	CK Asset Holdings Ltd.	3,616,429
85,500	CK Infrastructure Holdings Ltd.	500,342
429,480	CLP Holdings Ltd.	3,421,485
719,000	Henderson Land Development Co. Ltd.	2,048,655
1,065,000	HKT Trust & HKT Ltd.	1,242,383
67,926	Jardine Matheson Holdings Ltd.	2,533,640
325,500	Power Assets Holdings Ltd.	1,904,810
857,591	Sino Land Co. Ltd.	890,853
858,000	Sun Hung Kai Properties Ltd.	8,271,451
248,500	Swire Pacific Ltd. Class A	2,044,784
3,519,792	WH Group Ltd.(2)	2,320,608
		28,795,440
	Ireland - 0.2%
407	Kerry Group PLC Class A	34,918
40,861	Smurfit Kappa Group PLC	1,865,370
		1,900,288
	Israel - 2.8%
143,957	Amot Investments Ltd.	684,480
493,350	Bank Hapoalim BM	4,643,041
677,843	Bank Leumi Le-Israel BM	5,655,938
1,205,623	Bezeq The Israeli Telecommunication Corp. Ltd.	1,555,855
27,290	Check Point Software Technologies Ltd.*	4,475,833
5,090	FIBI Holdings Ltd.	228,124
37,946	First International Bank Of Israel Ltd.	1,584,665
3,037	Hilan Ltd.	193,807
390,935	ICL Group Ltd.	2,074,345
1	Isracard Ltd.	3
2,099	Israel Corp. Ltd.*	572,918
755,246	Israel Discount Bank Ltd. Class A	3,922,901
14,331	Matrix IT Ltd.	317,076
12,828	Melisron Ltd.	952,725
249,700	Mivne Real Estate KD Ltd.	618,849
76,646	Mizrahi Tefahot Bank Ltd.	2,884,920
900,348	Oil Refineries Ltd.	299,813
91,189	Reit 1 Ltd. REIT	396,247
47,950	Shufersal Ltd.*	337,536
61,538	Tower Semiconductor Ltd.*	2,022,320
		33,421,396
	Italy - 1.2%
218,580	A2A SpA	395,057
80,804	Assicurazioni Generali SpA	2,047,315
43,108	Buzzi SpA	1,694,662
366,845	Enel SpA	2,424,302
122,006	Eni SpA	1,930,115
7,482	Leonardo SpA	188,115
46,978	Prysmian SpA	2,455,127
47,492	Recordati Industria Chimica e Farmaceutica SpA	2,628,169
21,524	UniCredit SpA	817,675
		14,580,537
	Japan - 21.2%
55,100	Aeon Co. Ltd.	1,304,823
87,700	Air Water, Inc.	1,367,841
127,482	Alfresa Holdings Corp.	1,847,223
55,400	BIPROGY, Inc.	1,641,007
112,193	Bridgestone Corp.	4,960,080
184,900	Brother Industries Ltd.	3,419,572
300,003	Canon, Inc.	8,922,089
117,800	Chubu Electric Power Co., Inc.	1,536,860
42,400	Chugai Pharmaceutical Co. Ltd.	1,615,372
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 21.2% - (continued)
85,000	COMSYS Holdings Corp.	$ 1,984,803
224,400	Daicel Corp.	2,208,489
327,500	Daiwa House Industry Co. Ltd.	9,709,554
124,600	EXEO Group, Inc.	1,319,725
22,900	Fuji Soft, Inc.	904,833
141,660	FUJIFILM Holdings Corp.	3,171,192
184,700	Haseko Corp.	2,277,859
208,800	Honda Motor Co. Ltd.	2,570,939
27,300	Horiba Ltd.	2,820,282
69,700	Hulic Co. Ltd.	713,833
49,800	Isuzu Motors Ltd.	670,932
470,700	Japan Post Bank Co. Ltd.	5,053,933
816,181	Japan Post Holdings Co. Ltd.	8,210,615
177,200	Japan Post Insurance Co. Ltd.	3,383,127
196,900	Japan Tobacco, Inc.	5,240,432
61,000	Kajima Corp.	1,247,448
51,400	Kamigumi Co. Ltd.	1,129,241
220,400	Kansai Electric Power Co., Inc.	3,129,536
74,951	KDDI Corp.	2,212,700
65,400	Kinden Corp.	1,136,057
132,200	Kirin Holdings Co. Ltd.	1,836,099
424,900	Kuraray Co. Ltd.	4,535,505
93,700	Kyushu Electric Power Co., Inc.	838,901
28,400	Kyushu Railway Co.	647,020
69,022	Lawson, Inc.	4,713,353
74,800	Macnica Holdings, Inc.	3,645,478
24,200	McDonald's Holdings Co. Japan Ltd.	1,087,317
124,150	Medipal Holdings Corp.	1,895,739
114,632	MEIJI Holdings Co. Ltd.	2,499,492
114,300	Mitsubishi Chemical Group Corp.	694,281
39,500	Mitsubishi Electric Corp.	658,094
196,800	Mizuho Financial Group, Inc.	3,885,417
162,000	MS&AD Insurance Group Holdings, Inc.	2,852,086
110,617	NEC Corp.	8,050,786
44,700	NH Foods Ltd.	1,494,775
10,300	Nichirei Corp.	276,854
43,100	Nihon Kohden Corp.	1,141,682
81,200	NIPPON EXPRESS HOLDINGS, Inc.	4,136,052
1,871,050	Nippon Telegraph & Telephone Corp.	2,225,306
110,100	Nisshin Seifun Group, Inc.	1,514,607
150,400	Niterra Co. Ltd.	4,975,736
44,200	Nomura Real Estate Holdings, Inc.	1,245,001
421,700	Ono Pharmaceutical Co. Ltd.	6,901,787
18,500	Oracle Corp.	1,386,782
255,646	Osaka Gas Co. Ltd.	5,739,767
29,000	Otsuka Corp.	613,360
212,500	Otsuka Holdings Co. Ltd.	8,804,966
402,200	Ricoh Co. Ltd.	3,565,042
520,900	Sankyo Co. Ltd.	5,684,141
283,100	Santen Pharmaceutical Co. Ltd.	2,780,588
119,900	Sanwa Holdings Corp.	2,085,941
146,800	SCSK Corp.	2,722,704
900	Secom Co. Ltd.	65,176
227,400	Seiko Epson Corp.	3,959,160
165,165	Sekisui Chemical Co. Ltd.	2,409,623
208,148	Sekisui House Ltd.	4,722,853
73,980	Shimamura Co. Ltd.	4,212,624
127,900	Shionogi & Co. Ltd.	6,535,074
332,400	Skylark Holdings Co. Ltd.	5,261,252
736,500	SoftBank Corp.	9,445,614
282,200	Sohgo Security Services Co. Ltd.	1,528,983
186,000	Sompo Holdings, Inc.	3,883,577
276,093	Subaru Corp.	6,249,923
91,300	SUMCO Corp.	1,436,658
16,429	Sumitomo Forestry Co. Ltd.	515,194
39,100	Sumitomo Mitsui Financial Group, Inc.	2,281,748
38,400	Sumitomo Mitsui Trust Holdings, Inc.	826,636

The accompanying notes are an integral part of these financial statements.
25

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 21.2% - (continued)
56,200	Sundrug Co. Ltd.	$ 1,740,828
109,800	Takeda Pharmaceutical Co. Ltd.	3,049,254
16,600	Tokio Marine Holdings, Inc.	518,253
292,996	Tokyo Gas Co. Ltd.	6,651,916
34,300	Tokyo Tatemono Co. Ltd.	576,898
20,000	Tokyu Fudosan Holdings Corp.	160,891
35,119	Toyo Suisan Kaisha Ltd.	2,144,337
6,400	Tsuruha Holdings, Inc.	456,493
149,180	Yamazaki Baking Co. Ltd.	3,843,225
107,500	Yokogawa Electric Corp.	2,466,864
		255,788,110
	Netherlands - 2.4%
352,325	ING Groep NV	5,801,270
394,678	Koninklijke Ahold Delhaize NV	11,815,711
104,637	Shell PLC	3,469,796
49,094	Wolters Kluwer NV	7,698,724
		28,785,501
	New Zealand - 0.3%
126,027	Contact Energy Ltd.	652,063
97,897	Fisher & Paykel Healthcare Corp. Ltd.	1,501,990
63,019	Fletcher Building Ltd.	156,643
80,742	Infratil Ltd.	525,942
420,946	Spark New Zealand Ltd.	1,200,112
		4,036,750
	Norway - 1.2%
235,881	Equinor ASA	6,227,192
49,710	Europris ASA(2)	357,408
40,596	Frontline PLC(1)	949,135
155,441	Hoegh Autoliners ASA	1,321,061
15,924	Kongsberg Gruppen ASA	1,100,145
185,204	Orkla ASA	1,306,668
225,169	Telenor ASA	2,506,236
53,388	Wallenius Wilhelmsen ASA	434,787
		14,202,632
	Portugal - 0.7%
338,883	Galp Energia SGPS SA	5,605,192
139,719	Jeronimo Martins SGPS SA	2,773,478
		8,378,670
	Singapore - 3.1%
123,632	BW LPG Ltd.(2)	1,378,931
1,164,100	CapitaLand Ascendas REIT	2,389,269
1,245,000	ComfortDelGro Corp. Ltd.	1,291,494
176,009	DBS Group Holdings Ltd.	4,698,877
281,244	Hafnia Ltd.	1,935,260
1,120,300	Mapletree Industrial Trust REIT	1,942,429
386,152	Oversea-Chinese Banking Corp. Ltd.	3,859,803
1,221,500	Singapore Airlines Ltd.	5,792,531
821,500	Singapore Technologies Engineering Ltd.	2,446,970
258,300	Singapore Telecommunications Ltd.	484,217
351,100	United Overseas Bank Ltd.	7,625,030
341,500	Venture Corp. Ltd.	3,610,851
		37,455,662
	Spain - 0.8%
99,383	ACS Actividades de Construccion y Servicios SA	4,162,398
36,662	Industria de Diseno Textil SA	1,847,897
869,271	Telefonica SA	3,838,805
		9,849,100
	Sweden - 2.6%
12,953	Essity AB Class B(1)	307,937
75,800	Industrivarden AB Class C	2,609,466
76,191	Investor AB Class B	1,914,288
266,149	Securitas AB Class B	2,746,717
169,203	Skandinaviska Enskilda Banken AB Class A	2,293,733
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Sweden - 2.6% - (continued)
182,223	SKF AB Class B(1)	$ 3,723,671
69,553	Svenska Handelsbanken AB Class A(1)	704,142
57,577	Swedish Orphan Biovitrum AB*	1,438,806
608,235	Tele2 AB Class B	5,000,080
911,548	Telefonaktiebolaget LM Ericsson Class B(1)	4,913,831
774,168	Telia Co. AB	1,985,993
143,774	Volvo AB Class B	3,900,720
		31,539,384
	Switzerland - 2.7%
8,228	ABB Ltd.	382,670
101	Givaudan SA	450,334
36,541	Kuehne & Nagel International AG	10,182,959
114,184	Novartis AG	11,076,114
6,736	Schindler Holding AG	1,645,298
10,547	Sonova Holding AG	3,057,424
2,418	Swiss Life Holding AG	1,697,191
7,256	Zurich Insurance Group AG	3,917,612
		32,409,602
	United Kingdom - 10.5%
181,671	3i Group PLC	6,446,539
27,449	Associated British Foods PLC	866,180
140,982	AstraZeneca PLC ADR	9,551,530
249,765	B&M European Value Retail SA	1,722,084
710,875	BAE Systems PLC	12,118,682
71,526	BP PLC ADR	2,695,100
177,950	Bunzl PLC	6,851,761
7,148,820	Centrica PLC	11,527,748
1,123,500	CK Hutchison Holdings Ltd.	5,426,253
48,628	Coca-Cola Europacific Partners PLC	3,401,529
41,096	DCC PLC	2,990,276
1,242,753	HSBC Holdings PLC	9,717,728
391,869	Imperial Brands PLC	8,762,004
70,794	Intertek Group PLC	4,458,111
56,879	Next PLC	6,633,413
317,624	Pearson PLC	4,180,905
10,209	Reckitt Benckiser Group PLC	581,891
97,788	RELX PLC	4,229,691
141,412	Sage Group PLC	2,260,673
447,036	Smith & Nephew PLC	5,599,746
1,080,701	Taylor Wimpey PLC	1,871,000
2,331,359	Tesco PLC	8,735,134
40,453	Unilever PLC	2,031,570
5,051,594	Vodafone Group PLC	4,496,353
		127,155,901
	United States - 5.8%
60,953	CRH PLC	5,257,483
14,697	CSL Ltd.	2,760,670
270,568	GSK PLC ADR	11,599,250
56,243	Holcim AG	5,099,149
14,117	Nestle SA	1,500,725
40,842	Qiagen NV*	1,755,797
44,404	Roche Holding AG	11,324,080
121,107	Sanofi SA	11,897,163
369,553	Stellantis NV	10,514,743
68,481	Swiss Re AG	8,815,779
		70,524,839
	Total Common Stocks (cost $1,093,276,621)	$ 1,188,592,435
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
49,143	Henkel AG & Co. KGaA (Preference Shares)(3)	$ 3,954,046

The accompanying notes are an integral part of these financial statements.
26

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.4% - (continued)
	Germany - 0.4% - (continued)
5,735	Volkswagen AG (Preference Shares)(3)		$ 760,846
	Total Preferred Stocks (cost $4,581,318)		$ 4,714,892
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $1,097,857,939)		$ 1,193,307,327
SHORT-TERM INVESTMENTS - 1.5%
	Securities Lending Collateral - 1.5%
2,941,425	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(5)		$ 2,941,425
9,804,749	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		9,804,749
2,941,425	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		2,941,425
2,941,424	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(5)		2,941,424
	Total Short-Term Investments (cost $18,629,023)		$ 18,629,023
	Total Investments (cost $1,116,486,962)	100.3%	$ 1,211,936,350
	Other Assets and Liabilities	(0.3)%	(3,763,480)
	Total Net Assets	100.0%	$ 1,208,172,870
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $8,913,148, representing 0.7% of net assets.
(3)	Currently no rate available.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	85	06/21/2024	$ 10,017,675	$ 82,818
Total futures contracts				$ 82,818
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
27

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 123,261,240	$ 123,261,240	$ —	$ —
Austria	12,264,766	12,264,766	—	—
Belgium	14,942,380	14,942,380	—	—
Brazil	1,199,831	1,199,831	—	—
Canada	175,538,236	175,538,236	—	—
China	12,359,979	12,359,979	—	—
Denmark	18,250,568	18,250,568	—	—
Finland	11,526,258	11,526,258	—	—
France	71,260,443	71,260,443	—	—
Germany	49,164,922	49,164,922	—	—
Hong Kong	28,795,440	28,795,440	—	—
Ireland	1,900,288	1,900,288	—	—
Israel	33,421,396	33,421,396	—	—
Italy	14,580,537	14,580,537	—	—
Japan	255,788,110	255,788,110	—	—
Netherlands	28,785,501	28,785,501	—	—
New Zealand	4,036,750	4,036,750	—	—
Norway	14,202,632	14,202,632	—	—
Portugal	8,378,670	8,378,670	—	—
Singapore	37,455,662	37,455,662	—	—
Spain	9,849,100	9,849,100	—	—
Sweden	31,539,384	31,539,384	—	—
Switzerland	32,409,602	32,409,602	—	—
United Kingdom	127,155,901	127,155,901	—	—
United States	70,524,839	70,524,839	—	—
Preferred Stocks	4,714,892	4,714,892	—	—
Warrants	—	—	—	—
Short-Term Investments	18,629,023	18,629,023	—	—
Futures Contracts(2)	82,818	82,818	—	—
Total	$ 1,212,019,168	$ 1,212,019,168	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
28

Hartford Multifactor Diversified International ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Australia - 7.6%
8,809	ANZ Group Holdings Ltd.	$ 168,962
4,808	BHP Group Ltd.	138,863
6,594	BlueScope Steel Ltd.	102,601
3,043	Brambles Ltd.	32,062
54	Cochlear Ltd.	11,891
8,115	Coles Group Ltd.	89,684
6,763	Fortescue Ltd.	113,393
9,209	Glencore PLC	50,640
4,467	JB Hi-Fi Ltd.	187,242
836	Rio Tinto PLC	52,983
4,704	Sonic Healthcare Ltd.	90,256
12,768	Stockland REIT	40,400
9,923	Telstra Group Ltd.	24,989
1,321	Wesfarmers Ltd.	58,949
1,031	Westpac Banking Corp.	17,555
28,970	Whitehaven Coal Ltd.	134,190
176	Woodside Energy Group Ltd.	3,502
2,408	Woolworths Group Ltd.	52,109
		1,370,271
	Austria - 0.4%
473	ANDRITZ AG	29,527
314	Erste Group Bank AG	14,006
640	Mondi PLC	11,282
220	Verbund AG	16,097
		70,912
	Belgium - 1.4%
2,391	Colruyt Group NV	110,573
5,127	Solvay SA	140,090
		250,663
	Brazil - 0.5%
2,695	Telefonica Brasil SA	27,243
1,825	Vale SA ADR	22,247
984	Yara International ASA	31,102
		80,592
	Canada - 5.1%
732	Alimentation Couche-Tard, Inc.	41,819
1,208	Bank of Montreal	118,055
385	Bank of Nova Scotia	19,935
91	Canadian Tire Corp. Ltd. Class A	9,085
137	Fairfax Financial Holdings Ltd.	147,817
701	George Weston Ltd.	94,801
1,429	Great-West Lifeco, Inc.	45,745
929	Loblaw Cos. Ltd.	103,043
3,239	Manulife Financial Corp.	80,972
168	Nutrien Ltd.	9,136
3,428	Power Corp. of Canada	96,209
1,002	Royal Bank of Canada	101,159
696	Sun Life Financial, Inc.	38,013
210	Toronto-Dominion Bank	12,686
		918,475
	China - 8.9%
340,000	Agricultural Bank of China Ltd. Class H	143,360
330,000	Bank of China Ltd. Class H	136,192
79,000	Bank of Communications Co. Ltd. Class H	51,883
2,000	BOC Hong Kong Holdings Ltd.	5,354
98,000	China CITIC Bank Corp. Ltd. Class H	52,215
237,000	China Construction Bank Corp. Class H	142,931
51,500	China Minsheng Banking Corp. Ltd. Class H	17,832
1,000	China Resources Land Ltd.	3,162
19,000	China Shenhua Energy Co. Ltd. Class H	74,651
684,000	China Tower Corp. Ltd. Class H(1)	78,656
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	China - 8.9% - (continued)
93,500	COSCO SHIPPING Holdings Co. Ltd. Class H	$ 98,321
78,000	CSPC Pharmaceutical Group Ltd.	61,292
241,000	Industrial & Commercial Bank of China Ltd. Class H	121,325
92,000	Kunlun Energy Co. Ltd.	76,760
124,000	Lenovo Group Ltd.	143,702
88,000	PetroChina Co. Ltd. Class H	75,222
78,000	PICC Property & Casualty Co. Ltd. Class H	102,851
45,000	Postal Savings Bank of China Co. Ltd. Class H(1)	23,516
49,600	Sinopharm Group Co. Ltd. Class H	127,067
25,000	Weichai Power Co. Ltd. Class H	47,659
8,700	Yangzijiang Shipbuilding Holdings Ltd.	12,313
		1,596,264
	Denmark - 1.1%
61	AP Moller - Maersk AS Class B	79,437
942	Novo Nordisk AS Class B	120,204
		199,641
	Finland - 0.5%
26,336	Nokia OYJ ADR	93,229
	France - 3.4%
199	Air Liquide SA	41,445
948	BNP Paribas SA	67,430
116	Capgemini SE	26,722
802	Cie de Saint-Gobain SA	62,303
2,708	Cie Generale des Etablissements Michelin SCA	103,883
433	Danone SA	28,007
51	EssilorLuxottica SA	11,550
38	L'Oreal SA	18,002
28	LVMH Moet Hennessy Louis Vuitton SE	25,211
10,016	Orange SA	117,779
87	Societe Generale SA	2,331
1,166	TotalEnergies SE	79,927
272	Vinci SA	34,726
		619,316
	Germany - 2.5%
334	Allianz SE	100,208
740	Bayerische Motoren Werke AG	85,482
1,222	Deutsche Post AG	52,678
1,788	E.ON SE	24,881
392	Fresenius SE & Co. KGaA	10,584
714	Heidelberg Materials AG	78,616
447	Merck KGaA	78,980
26	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,701
		444,130
	Hong Kong - 1.9%
19,000	CK Asset Holdings Ltd.	78,171
5,500	CLP Holdings Ltd.	43,816
16,092	Sino Land Co. Ltd.	16,716
5,000	Sun Hung Kai Properties Ltd.	48,202
7,000	Swire Pacific Ltd. Class A	57,600
500	Techtronic Industries Co. Ltd.	6,778
140,500	WH Group Ltd.(1)	92,632
		343,915
	India - 0.8%
1,660	Dr Reddy's Laboratories Ltd. ADR	121,761
1,708	Infosys Ltd. ADR	30,624
		152,385
	Indonesia - 2.2%
49,200	Adaro Energy Indonesia Tbk. PT	8,378
284,800	Astra International Tbk. PT	92,508

The accompanying notes are an integral part of these financial statements.
29

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Indonesia - 2.2% - (continued)
80,300	Bank Mandiri Persero Tbk. PT	$ 36,719
175,100	Bank Negara Indonesia Persero Tbk. PT	65,159
89,300	Bank Rakyat Indonesia Persero Tbk. PT	34,075
165,500	Indofood Sukses Makmur Tbk. PT	66,545
157,500	Kalbe Farma Tbk. PT	14,652
163,800	Telkom Indonesia Persero Tbk. PT	35,849
26,900	United Tractors Tbk. PT	41,016
		394,901
	Israel - 2.5%
2,975	Amot Investments Ltd.	14,145
9,379	Bank Hapoalim BM	88,268
7,571	Bank Leumi Le-Israel BM	63,173
58,212	Bezeq The Israeli Telecommunication Corp. Ltd.	75,123
5	Check Point Software Technologies Ltd.*	820
1,034	FIBI Holdings Ltd.	46,342
604	First International Bank Of Israel Ltd.	25,224
4,419	ICL Group Ltd.	23,448
2,332	Israel Discount Bank Ltd. Class A	12,113
5,779	Mivne Real Estate KD Ltd.	14,322
112,028	Oil Refineries Ltd.	37,305
11,717	Reit 1 Ltd. REIT	50,914
		451,197
	Italy - 1.0%
8,211	Enel SpA	54,263
600	Intesa Sanpaolo SpA	2,179
140	Prysmian SpA	7,317
3,143	UniCredit SpA	119,399
		183,158
	Japan - 16.3%
7,300	Alfresa Holdings Corp.	105,778
1,300	Bridgestone Corp.	57,473
2,200	Brother Industries Ltd.	40,687
2,100	Canon, Inc.	62,454
800	Daicel Corp.	7,873
3,400	Daiwa House Industry Co. Ltd.	100,801
600	FUJIFILM Holdings Corp.	13,432
2,000	Fujitsu Ltd.	31,947
800	Hitachi Ltd.	72,708
8,600	Honda Motor Co. Ltd.	105,891
400	Horiba Ltd.	41,323
1,200	Isuzu Motors Ltd.	16,167
1,300	ITOCHU Corp.	55,523
200	Japan Post Bank Co. Ltd.	2,147
3,800	Japan Post Holdings Co. Ltd.	38,227
3,600	Japan Tobacco, Inc.	95,813
300	Kajima Corp.	6,135
100	Kansai Electric Power Co., Inc.	1,420
2,000	KDDI Corp.	59,044
200	Kuraray Co. Ltd.	2,135
500	Lawson, Inc.	34,144
400	Macnica Holdings, Inc.	19,495
1,800	Marubeni Corp.	31,048
4,500	Mazda Motor Corp.	52,375
4,300	Medipal Holdings Corp.	65,660
3,800	Mitsubishi Corp.	87,452
2,700	Mitsubishi Electric Corp.	44,984
2,300	Mitsubishi UFJ Financial Group, Inc.	23,328
900	Mitsui & Co. Ltd.	41,882
5,200	Mizuho Financial Group, Inc.	102,663
1,600	NEC Corp.	116,449
1,800	Nihon Kohden Corp.	47,680
900	NIPPON EXPRESS HOLDINGS, Inc.	45,843
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Japan - 16.3% - (continued)
700	Nippon Steel Corp.	$ 16,785
34,800	Nippon Telegraph & Telephone Corp.	41,389
1,200	Niterra Co. Ltd.	39,700
3,900	Ono Pharmaceutical Co. Ltd.	63,830
4,300	Osaka Gas Co. Ltd.	96,544
2,200	Otsuka Holdings Co. Ltd.	91,157
2,900	Panasonic Holdings Corp.	27,564
5,000	Ricoh Co. Ltd.	44,319
6,300	Sankyo Co. Ltd.	68,747
5,800	Santen Pharmaceutical Co. Ltd.	56,967
2,400	Sanwa Holdings Corp.	41,754
2,900	Seiko Epson Corp.	50,491
1,700	Sekisui House Ltd.	38,573
1,400	Shimamura Co. Ltd.	79,720
200	Shin-Etsu Chemical Co. Ltd.	8,730
900	Shionogi & Co. Ltd.	45,986
5,600	SoftBank Corp.	71,820
300	Sompo Holdings, Inc.	6,264
3,100	Subaru Corp.	70,175
500	Sumitomo Forestry Co. Ltd.	15,679
1,700	Sumitomo Mitsui Financial Group, Inc.	99,206
1,300	Takeda Pharmaceutical Co. Ltd.	36,102
900	Tokio Marine Holdings, Inc.	28,098
5,200	Tokyo Gas Co. Ltd.	118,056
5,400	Yamaha Motor Co. Ltd.	49,577
		2,937,214
	Malaysia - 2.3%
6,600	AMMB Holdings Bhd.	5,815
34,700	CIMB Group Holdings Bhd.	48,021
30,425	Malayan Banking Bhd.	62,033
8,800	Petronas Chemicals Group Bhd.	12,625
8,100	Petronas Gas Bhd.	30,018
55,575	RHB Bank Bhd.	66,225
80,400	Sime Darby Bhd.	44,166
37,000	Tenaga Nasional Bhd.	87,868
66,500	YTL Power International Bhd.	53,110
		409,881
	Mexico - 1.0%
186	Arca Continental SAB de CV	2,033
948	Coca-Cola Femsa SAB de CV ADR	92,146
49,945	Fibra Uno Administracion SA de CV REIT	83,293
29	Fomento Economico Mexicano SAB de CV ADR	3,778
		181,250
	Netherlands - 1.3%
4,202	ING Groep NV	69,189
4,993	Koninklijke Ahold Delhaize NV	149,478
299	Shell PLC	9,915
		228,582
	New Zealand - 1.1%
2,448	Fisher & Paykel Healthcare Corp. Ltd.	37,559
2,714	Fletcher Building Ltd.	6,746
54,321	Spark New Zealand Ltd.	154,868
		199,173
	Norway - 1.3%
2,262	Equinor ASA	59,716
4,607	Europris ASA(1)	33,124
10,776	Hoegh Autoliners ASA	91,583
537	Norsk Hydro ASA	2,940
2,688	Orkla ASA	18,965

The accompanying notes are an integral part of these financial statements.
30

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Norway - 1.3% - (continued)
501	Telenor ASA	$ 5,576
3,265	Wallenius Wilhelmsen ASA	26,590
		238,494
	Philippines - 0.8%
4,740	BDO Unibank, Inc.	13,027
9,010	International Container Terminal Services, Inc.	50,968
6,520	Manila Electric Co.	41,406
39,510	Metropolitan Bank & Trust Co.	45,790
		151,191
	Poland - 0.6%
8,616	Powszechny Zaklad Ubezpieczen SA	105,460
	Portugal - 0.0%
177	Galp Energia SGPS SA	2,928
118	Jeronimo Martins SGPS SA	2,342
		5,270
	Russia - 0.0%
698	Gazprom PJSC*(2)	—
	Singapore - 2.1%
768	BW LPG Ltd.(1)	8,566
32,900	ComfortDelGro Corp. Ltd.	34,129
1,706	DBS Group Holdings Ltd.	45,545
7,342	Oversea-Chinese Banking Corp. Ltd.	73,387
17,300	Singapore Airlines Ltd.	82,039
4,300	United Overseas Bank Ltd.	93,385
3,400	Venture Corp. Ltd.	35,950
		373,001
	South Africa - 0.1%
542	Gold Fields Ltd. ADR	8,612
370	Standard Bank Group Ltd.	3,620
		12,232
	South Korea - 5.3%
2,031	Coway Co. Ltd.	84,936
145	Doosan Bobcat, Inc.	5,816
2,259	GS Holdings Corp.	81,383
31	Hyundai Mobis Co. Ltd.	6,021
183	Hyundai Motor Co.	32,216
1,753	Kia Corp.	145,839
3,415	KT Corp.	96,267
381	KT&G Corp.	26,518
16,340	LG Uplus Corp.	121,981
192	Samsung C&T Corp.	22,833
2,687	Samsung Electronics Co. Ltd.	161,270
501	Samsung SDS Co. Ltd.	60,883
2,605	SK Telecom Co. Ltd.	103,136
		949,099
	Spain - 0.6%
2,159	ACS Actividades de Construccion y Servicios SA	90,424
1,960	Iberdrola SA	24,333
		114,757
	Sweden - 1.8%
1,396	Industrivarden AB Class C	48,058
1,266	Investor AB Class B	31,808
2,541	Skandinaviska Enskilda Banken AB Class A	34,446
925	SKF AB Class B(3)	18,902
10,861	Telefonaktiebolaget LM Ericsson Class B	58,548
4,602	Volvo AB Class B	124,857
		316,619
	Switzerland - 1.7%
405	Kuehne & Nagel International AG	112,862
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Switzerland - 1.7% - (continued)
1,523	Novartis AG	$ 147,735
31	Sonova Holding AG	8,987
688	UBS Group AG	21,189
22	Zurich Insurance Group AG	11,878
		302,651
	Taiwan - 8.9%
22,000	ASE Technology Holding Co. Ltd.	106,551
27,000	Chicony Electronics Co. Ltd.	186,870
35,000	Compeq Manufacturing Co. Ltd.	85,522
14,000	Evergreen Marine Corp. Taiwan Ltd.	76,992
30,800	Hon Hai Precision Industry Co. Ltd.	149,652
1,000	International Games System Co. Ltd.	35,152
20,000	King Yuan Electronics Co. Ltd.	66,243
15,000	Lite-On Technology Corp.	49,682
1,000	MediaTek, Inc.	36,246
6,000	Novatek Microelectronics Corp.	110,425
27,000	Pegatron Corp.	84,113
24,000	Pou Chen Corp.	27,184
17,000	Powertech Technology, Inc.	106,770
1,000	President Chain Store Corp.	8,296
14,000	Simplo Technology Co. Ltd.	197,510
6,000	Sino-American Silicon Products, Inc.	40,308
10	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,360
13,000	Tripod Technology Corp.	83,069
19,000	Uni-President Enterprises Corp.	45,357
24,000	United Microelectronics Corp.	38,996
3,000	Wistron Corp.	11,296
4,000	Yang Ming Marine Transport Corp.	5,512
11,000	Zhen Ding Technology Holding Ltd.	42,964
		1,596,070
	Thailand - 2.4%
14,978	Advanced Info Service PCL NVDR	83,741
18,400	Bangchak Corp. PCL NVDR	22,441
66,600	Bangkok Dusit Medical Services PCL NVDR	51,564
5,600	Bumrungrad Hospital PCL NVDR	34,226
125,100	Krung Thai Bank PCL NVDR	57,600
2,300	PTT Exploration & Production PCL NVDR	9,392
47,900	PTT PCL NVDR	43,978
656,400	Sansiri PCL NVDR	30,583
7,500	SCB X PCL NVDR	23,433
80,200	Supalai PCL NVDR	46,378
530,500	TMBThanachart Bank PCL NVDR	26,461
		429,797
	Turkey - 2.3%
76,842	Akbank TAS	111,111
3,558	Anadolu Efes Biracilik Ve Malt Sanayii AS	16,629
4,566	BIM Birlesik Magazalar AS	49,609
16,308	Haci Omer Sabanci Holding AS	41,788
7,814	KOC Holding AS*	49,127
14,294	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	31,149
619	Migros Ticaret AS	7,811
162,912	Turkiye Is Bankasi AS Class C	56,550
2,345	Turkiye Petrol Rafinerileri AS	12,822
34,269	Yapi ve Kredi Bankasi AS*	29,130
		405,726
	United Kingdom - 4.1%
2,278	3i Group PLC	80,834
946	AstraZeneca PLC ADR	64,092
7,002	BAE Systems PLC	119,367
437	BP PLC ADR	16,466
83,886	Centrica PLC	135,269
12,000	CK Hutchison Holdings Ltd.	57,957

The accompanying notes are an integral part of these financial statements.
31

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	United Kingdom - 4.1% - (continued)
499	DCC PLC	$ 36,309
18,800	HSBC Holdings PLC(3)	146,889
1,772	Imperial Brands PLC	39,621
32,543	Lloyds Banking Group PLC	21,279
4,551	Tesco PLC	17,052
		735,135
	United States - 4.9%
225	CRH PLC	19,407
4,065	GSK PLC ADR	174,267
443	Holcim AG	40,164
556	Nestle SA	59,106
536	Roche Holding AG	136,693
1,834	Sanofi SA	180,166
178	Schneider Electric SE	40,303
6,586	Stellantis NV	187,389
299	Swiss Re AG	38,491
		875,986
	Total Common Stocks (cost $15,737,112)	$ 17,736,637
PREFERRED STOCKS - 0.6%
	Brazil - 0.4%
1,053	Gerdau SA (Preference Shares)(4)	$ 4,670
9,719	Petroleo Brasileiro SA (Preference Shares)(4)	72,540
		77,210
	Chile - 0.1%
2,259	Embotelladora Andina SA (Preference Shares)(4)	5,716
	Germany - 0.1%
129	Volkswagen AG (Preference Shares)(4)	17,114
	Total Preferred Stocks (cost $94,299)	$ 100,040
	Total Long-Term Investments (cost $15,831,411)	$ 17,836,677
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
3,135	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(5)	$ 3,135
10,449	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)	10,449
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
3,135	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		$ 3,135
3,135	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(5)		3,135
	Total Short-Term Investments (cost $19,854)		$ 19,854
	Total Investments (cost $15,851,265)	99.4%	$ 17,856,531
	Other Assets and Liabilities	0.6%	112,057
	Total Net Assets	100.0%	$ 17,968,588
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $267,643, representing 1.5% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	06/21/2024	$ 117,855	$ 1,159
Total futures contracts				$ 1,159
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
32

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,370,271	$ 1,370,271	$ —	$ —
Austria	70,912	70,912	—	—
Belgium	250,663	250,663	—	—
Brazil	80,592	80,592	—	—
Canada	918,475	918,475	—	—
China	1,596,264	1,596,264	—	—
Denmark	199,641	199,641	—	—
Finland	93,229	93,229	—	—
France	619,316	619,316	—	—
Germany	444,130	444,130	—	—
Hong Kong	343,915	343,915	—	—
India	152,385	152,385	—	—
Indonesia	394,901	394,901	—	—
Israel	451,197	451,197	—	—
Italy	183,158	183,158	—	—
Japan	2,937,214	2,937,214	—	—
Malaysia	409,881	409,881	—	—
Mexico	181,250	181,250	—	—
Netherlands	228,582	228,582	—	—
New Zealand	199,173	199,173	—	—
Norway	238,494	238,494	—	—
Philippines	151,191	151,191	—	—
Poland	105,460	105,460	—	—
Portugal	5,270	5,270	—	—
Russia	—	—	—	—
Singapore	373,001	373,001	—	—
South Africa	12,232	12,232	—	—
South Korea	949,099	949,099	—	—
Spain	114,757	114,757	—	—
Sweden	316,619	316,619	—	—
Switzerland	302,651	302,651	—	—
Taiwan	1,596,070	1,596,070	—	—
Thailand	429,797	429,797	—	—
Turkey	405,726	405,726	—	—
United Kingdom	735,135	735,135	—	—
United States	875,986	875,986	—	—
Preferred Stocks	100,040	100,040	—	—
Short-Term Investments	19,854	19,854	—	—
Futures Contracts(2)	1,159	1,159	—	—
Total	$ 17,857,690	$ 17,857,690	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
33

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Brazil - 2.1%
2,328	Banco do Brasil SA	$ 26,333
396	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,701
7,186	Iguatemi SA UNIT	33,464
4,162	Suzano SA	53,198
6,958	Telefonica Brasil SA	70,337
19,595	TIM SA	69,681
8,913	Vale SA ADR	108,649
10,233	Vibra Energia SA	51,129
		419,492
	Chile - 1.0%
277,497	Banco de Chile	30,838
467	Banco Santander Chile ADR	9,261
4,781	Cencosud SA	8,286
251,806	Colbun SA	32,591
13,432	Empresas CMPC SA	27,265
456,568	Enel Chile SA	27,417
1,246	Sociedad Quimica y Minera de Chile SA ADR	61,253
		196,911
	China - 17.0%
411,000	Agricultural Bank of China Ltd. Class H	173,297
8,900	Alibaba Group Holding Ltd.	79,886
7,000	Anhui Conch Cement Co. Ltd. Class H	14,561
1,800	ANTA Sports Products Ltd.	19,135
400,000	Bank of China Ltd. Class H	165,081
167,000	Bank of Communications Co. Ltd. Class H	109,677
63,000	CGN Power Co. Ltd. Class H(1)	18,675
188,000	China CITIC Bank Corp. Ltd. Class H	100,168
292,000	China Construction Bank Corp. Class H	176,100
126,000	China Everbright Bank Co. Ltd. Class H	36,223
25,500	China Merchants Bank Co. Ltd. Class H	100,841
192,500	China Minsheng Banking Corp. Ltd. Class H	66,655
8,000	China Overseas Land & Investment Ltd.	11,510
4,600	China Pacific Insurance Group Co. Ltd. Class H	8,052
102,000	China Petroleum & Chemical Corp. Class H	57,865
102,000	China Railway Group Ltd. Class H	50,437
24,500	China Resources Land Ltd.	77,478
16,000	China Resources Power Holdings Co. Ltd.	37,330
33,500	China Shenhua Energy Co. Ltd. Class H	131,621
1,290,000	China Tower Corp. Ltd. Class H(1)	148,343
14,600	China Vanke Co. Ltd. Class H	10,111
147,500	COSCO SHIPPING Holdings Co. Ltd. Class H	155,105
152,000	CSPC Pharmaceutical Group Ltd.	119,441
2,700	ENN Energy Holdings Ltd.	20,803
24,800	Haier Smart Home Co. Ltd. Class H	77,159
14,000	Huaneng Power International, Inc. Class H*	8,246
346,000	Industrial & Commercial Bank of China Ltd. Class H	174,184
3,456	JD.com, Inc. Class A	47,646
142,000	Kunlun Energy Co. Ltd.	118,478
164,000	Lenovo Group Ltd.	190,058
3,680	NetEase, Inc.	76,549
2,600	Nongfu Spring Co. Ltd. Class H(1)	14,036
107,000	People's Insurance Co. Group of China Ltd. Class H	34,179
154,000	PetroChina Co. Ltd. Class H	131,638
102,000	PICC Property & Casualty Co. Ltd. Class H	134,498
5,000	Ping An Insurance Group Co. of China Ltd. Class H	21,114
134,000	Postal Savings Bank of China Co. Ltd. Class H(1)	70,027
59,200	Sinopharm Group Co. Ltd. Class H	151,660
500	Tencent Holdings Ltd.	19,409
52,000	Weichai Power Co. Ltd. Class H	99,130
23,200	Xiaomi Corp. Class B*(1)	44,287
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	China - 17.0% - (continued)
12,000	Yankuang Energy Group Co. Ltd. Class H	$ 25,207
16,800	ZTE Corp. Class H	33,486
		3,359,386
	Hong Kong - 0.2%
95,000	Sino Biopharmaceutical Ltd.	36,658
	India - 15.1%
8,529	Apollo Tyres Ltd.	47,701
6,021	Aurobindo Pharma Ltd.	78,599
357	Bajaj Auto Ltd.	39,158
26,015	Bank of Baroda	82,363
18,945	Bharat Petroleum Corp. Ltd.	136,836
5,813	Bharti Airtel Ltd.	85,631
4,705	Cipla Ltd.	84,448
26,087	Coal India Ltd.	135,780
147	Coforge Ltd.	9,698
1,135	Coromandel International Ltd.	14,630
839	Cyient Ltd.	20,082
1,554	Dr Reddy's Laboratories Ltd. ADR	113,986
2,180	Embassy Office Parks REIT	9,661
25,127	GAIL India Ltd.	54,546
7,577	HCL Technologies Ltd.	140,229
1,255	Hero MotoCorp Ltd.	71,059
11,339	Hindalco Industries Ltd.	76,169
10	ICICI Bank Ltd. ADR	264
61,847	Indian Oil Corp. Ltd.	124,395
5,066	Infosys Ltd. ADR	90,833
8,362	ITC Ltd.	42,947
5,290	Jindal Stainless Ltd.	44,047
2,119	Jindal Steel & Power Ltd.	21,574
2,297	JSW Steel Ltd.	22,865
1,391	Larsen & Toubro Ltd.	62,775
341	Lupin Ltd.	6,610
5,053	Mahindra & Mahindra Ltd.	116,406
434	Maruti Suzuki India Ltd.	65,568
711	Max Healthcare Institute Ltd.	6,990
377	Mphasis Ltd.	10,795
11,759	National Aluminium Co. Ltd.	21,508
33,578	NTPC Ltd.	135,194
31,196	Oil & Natural Gas Corp. Ltd.	100,262
147	Oracle Financial Services Software Ltd.	15,465
176	Persistent Systems Ltd.	8,408
4,423	Petronet LNG Ltd.	13,958
13,727	Power Finance Corp. Ltd.	64,230
27,766	Power Grid Corp. of India Ltd.	92,184
10,289	REC Ltd.	55,638
8,290	Samvardhana Motherson International Ltd.	11,639
448	Shriram Finance Ltd.	12,676
3,372	State Bank of India	30,418
5,009	Sun Pharmaceutical Industries Ltd.	97,327
2,465	Tata Consultancy Services Ltd.	114,566
10,819	Tata Motors Ltd.	128,786
12,542	Tata Steel Ltd.	23,437
3,955	Tech Mahindra Ltd.	59,186
1,130	Torrent Pharmaceuticals Ltd.	35,235
142	Torrent Power Ltd.	2,312
736	TVS Motor Co. Ltd.	18,989
27,068	Vedanta Ltd.	88,163
5,540	Wipro Ltd. ADR	31,855
		2,978,081
	Indonesia - 3.5%
343,200	Adaro Energy Indonesia Tbk. PT	58,445
328,800	Astra International Tbk. PT	106,801

The accompanying notes are an integral part of these financial statements.
34

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Indonesia - 3.5% - (continued)
30,300	Bank Central Asia Tbk. PT	$ 19,254
141,200	Bank Mandiri Persero Tbk. PT	64,566
267,400	Bank Negara Indonesia Persero Tbk. PT	99,506
266,700	Bank Rakyat Indonesia Persero Tbk. PT	101,768
19,200	Indofood CBP Sukses Makmur Tbk. PT	14,047
168,900	Indofood Sukses Makmur Tbk. PT	67,912
269,700	Kalbe Farma Tbk. PT	25,090
19,700	Semen Indonesia Persero Tbk. PT	7,331
438,800	Telkom Indonesia Persero Tbk. PT	96,035
25,500	United Tractors Tbk. PT	38,881
		699,636
	Malaysia - 3.5%
32,700	AMMB Holdings Bhd.	28,810
63,746	CIMB Group Holdings Bhd.	88,218
14,000	Genting Bhd.	13,962
21,100	IHH Healthcare Bhd.	26,882
47,144	Malayan Banking Bhd.	96,121
2,700	MISC Bhd.	4,364
50,800	Petronas Chemicals Group Bhd.	72,878
8,200	Petronas Gas Bhd.	30,388
23,500	Public Bank Bhd.	20,903
33,394	RHB Bank Bhd.	39,794
78,700	Sime Darby Bhd.	43,233
44,900	Telekom Malaysia Bhd.	57,014
43,900	Tenaga Nasional Bhd.	104,254
80,000	YTL Power International Bhd.	63,892
		690,713
	Mexico - 3.3%
3,192	America Movil SAB de CV ADR	59,563
5,582	Arca Continental SAB de CV	61,030
987	Coca-Cola Femsa SAB de CV ADR	95,936
65,082	Fibra Uno Administracion SA de CV REIT	108,537
895	Fomento Economico Mexicano SAB de CV ADR	116,592
4,034	Grupo Bimbo SAB de CV Series A	19,100
6,530	Grupo Financiero Banorte SAB de CV Class O	69,402
1,900	Grupo Mexico SAB de CV Series B	11,236
10,469	Kimberly-Clark de Mexico SAB de CV Class A	24,400
10,600	Prologis Property Mexico SA de CV REIT	46,247
8,800	Wal-Mart de Mexico SAB de CV	35,578
		647,621
	Philippines - 2.2%
31,368	Bank of the Philippine Islands	65,900
37,576	BDO Unibank, Inc.	103,273
90	GT Capital Holdings, Inc.	1,127
19,390	International Container Terminal Services, Inc.	109,686
5,660	Jollibee Foods Corp.	25,433
7,510	Manila Electric Co.	47,693
43,460	Metropolitan Bank & Trust Co.	50,368
1,610	PLDT, Inc.	39,237
		442,717
	Poland - 2.6%
655	Bank Polska Kasa Opieki SA	29,869
230	Grupa Kety SA	43,834
12	LPP SA	46,041
6,123	ORLEN SA	99,927
1,412	PGE Polska Grupa Energetyczna SA*	2,550
5,731	Powszechna Kasa Oszczednosci Bank Polski SA	85,281
14,700	Powszechny Zaklad Ubezpieczen SA	179,928
154	Santander Bank Polska SA	21,993
		509,423
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Romania - 0.0%
1,489	NEPI Rockcastle NV	$ 10,285
	Russia - 0.0%
70,980	Gazprom PJSC*(2)	—
3,097	Gazprom PJSC ADR*(2)	—
310	LUKOIL PJSC*(2)	—
87	LUKOIL PJSC ADR*(2)	—
387	MMC Norilsk Nickel PJSC*(2)	—
7	MMC Norilsk Nickel PJSC ADR*(2)	—
64,472	Sberbank of Russia PJSC*(2)	—
172	Yandex NV Class A*(2)	—
		—
	Saudi Arabia - 6.1%
7,540	Abdullah Al Othaim Markets Co.	26,819
2,088	Al Rajhi Bank	46,264
739	Alinma Bank	8,630
7,900	Arab National Bank	62,244
122	Arabian Internet & Communications Services Co.	12,302
7,906	Banque Saudi Fransi	82,106
363	Dr Sulaiman Al Habib Medical Services Group Co.	30,352
156	Elm Co.	39,889
8,646	Etihad Etisalat Co.	121,258
12,357	Jarir Marketing Co.	48,433
6,378	Riyad Bank	50,677
2,523	SABIC Agri-Nutrients Co.	82,474
12,004	Saudi Arabian Oil Co.(1)	98,420
2,264	Saudi Aramco Base Oil Co.	101,052
3,460	Saudi Awwal Bank	38,286
520	Saudi Basic Industries Corp.	10,828
4,956	Saudi Electricity Co.	26,138
9,227	Saudi Investment Bank	40,741
8,941	Saudi National Bank	97,265
16,489	Saudi Telecom Co.	174,101
		1,198,279
	South Africa - 2.3%
227	Absa Group Ltd.	1,776
1,340	Aspen Pharmacare Holdings Ltd.	15,524
6,029	FirstRand Ltd.	19,654
8,487	Gold Fields Ltd. ADR	134,858
942	Harmony Gold Mining Co. Ltd. ADR	7,696
4,112	Mr Price Group Ltd.	37,743
14,389	MTN Group Ltd.	71,230
1,517	Nedbank Group Ltd.	18,319
11,203	Old Mutual Ltd.	6,951
856	Shoprite Holdings Ltd.	11,185
1,372	Sibanye Stillwater Ltd. ADR	6,462
10,584	Standard Bank Group Ltd.	103,536
4,209	Woolworths Holdings Ltd.	13,161
		448,095
	South Korea - 11.8%
3,140	Coway Co. Ltd.	131,314
171	DB Insurance Co. Ltd.	12,232
1,786	Doosan Bobcat, Inc.	71,639
2,728	GS Holdings Corp.	98,279
1,583	Hana Financial Group, Inc.	69,258
1,953	Hankook Tire & Technology Co. Ltd.	78,483
37	Hanmi Pharm Co. Ltd.	9,399
275	Hyundai Glovis Co. Ltd.	36,891
401	Hyundai Mobis Co. Ltd.	77,892
652	Hyundai Motor Co.	114,781
60	KB Financial Group, Inc.	3,133
2,061	Kia Corp.	171,463
2,160	Korean Air Lines Co. Ltd.	34,817

The accompanying notes are an integral part of these financial statements.
35

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	South Korea - 11.8% - (continued)
5,221	KT Corp.	$ 147,177
1,018	KT&G Corp.	70,854
293	LG Corp.	19,065
1,041	LG Electronics, Inc.	74,851
382	LG Innotek Co. Ltd.	56,041
20,588	LG Uplus Corp.	153,693
343	Orion Corp.	23,389
84	POSCO Holdings, Inc.	26,269
594	Samsung C&T Corp.	70,640
710	Samsung Electro-Mechanics Co. Ltd.	79,056
3,343	Samsung Electronics Co. Ltd.	200,642
221	Samsung Fire & Marine Insurance Co. Ltd.	50,725
511	Samsung Life Insurance Co. Ltd.	36,249
20	Samsung SDI Co. Ltd.	7,094
1,132	Samsung SDS Co. Ltd.	137,564
583	Shinhan Financial Group Co. Ltd.	20,440
405	SK Hynix, Inc.	53,609
3,814	SK Telecom Co. Ltd.	151,002
4,308	Woori Financial Group, Inc.	46,688
		2,334,629
	Taiwan - 18.8%
2,000	Accton Technology Corp.	28,653
19,000	Acer, Inc.	27,695
1,000	Advantech Co. Ltd.	12,717
38,000	ASE Technology Holding Co. Ltd.	184,042
2,000	Asustek Computer, Inc.	26,466
5,000	Catcher Technology Co. Ltd.	33,981
21,000	Cheng Shin Rubber Industry Co. Ltd.	32,612
29,000	Chicony Electronics Co. Ltd.	200,712
11,000	Chunghwa Telecom Co. Ltd.	43,136
53,000	Compal Electronics, Inc.	63,428
56,000	Compeq Manufacturing Co. Ltd.	136,835
3,000	Delta Electronics, Inc.	32,106
15,000	Evergreen Marine Corp. Taiwan Ltd.	82,491
7,000	Far EasTone Telecommunications Co. Ltd.	17,695
47,224	Hon Hai Precision Industry Co. Ltd.	229,454
3,000	International Games System Co. Ltd.	105,457
37,000	King Yuan Electronics Co. Ltd.	122,549
500	Largan Precision Co. Ltd.	37,965
21,245	Lite-On Technology Corp.	70,366
1,000	Lotes Co. Ltd.	43,277
2,000	Makalot Industrial Co. Ltd.	22,841
4,000	MediaTek, Inc.	144,984
11,000	Micro-Star International Co. Ltd.	57,400
8,000	Novatek Microelectronics Corp.	147,234
32,000	Pegatron Corp.	99,689
82,000	Pou Chen Corp.	92,881
25,000	Powertech Technology, Inc.	157,014
3,000	President Chain Store Corp.	24,888
39,000	Qisda Corp.	54,655
7,000	Quanta Computer, Inc.	61,243
5,000	Realtek Semiconductor Corp.	87,022
14,000	Simplo Technology Co. Ltd.	197,510
18,000	Sino-American Silicon Products, Inc.	120,924
14,000	Synnex Technology International Corp.	34,296
13,000	Taiwan Mobile Co. Ltd.	41,433
953	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	129,656
17,000	Tripod Technology Corp.	108,629
12,000	Unimicron Technology Corp.	71,242
25,000	Uni-President Enterprises Corp.	59,681
68,000	United Microelectronics Corp.	110,488
7,000	Vanguard International Semiconductor Corp.	18,548
19,686	Wistron Corp.	74,122
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Taiwan - 18.8% - (continued)
1,000	Wiwynn Corp.	$ 68,430
9,000	WPG Holdings Ltd.	26,997
1,000	WT Microelectronics Co. Ltd.	4,687
1,000	Yageo Corp.	18,561
22,000	Yang Ming Marine Transport Corp.	30,315
28,000	Zhen Ding Technology Holding Ltd.	109,363
		3,706,370
	Thailand - 3.8%
24,263	Advanced Info Service PCL NVDR	135,653
17,600	Bangchak Corp. PCL NVDR	21,465
122,500	Bangkok Dusit Medical Services PCL NVDR	94,844
8,700	Bumrungrad Hospital PCL NVDR	53,172
21,000	CP ALL PCL NVDR	31,367
8,600	Home Product Center PCL NVDR	2,522
107,700	Krung Thai Bank PCL NVDR	49,589
9,600	PTT Exploration & Production PCL NVDR	39,203
98,300	PTT PCL NVDR	90,251
1,229,200	Sansiri PCL NVDR	57,270
11,300	SCB X PCL NVDR	35,305
4,400	Siam Cement PCL NVDR	30,750
97,600	Supalai PCL NVDR	56,440
1,098,000	TMBThanachart Bank PCL NVDR	54,768
		752,599
	Turkey - 3.0%
95,176	Akbank TAS	137,622
4,905	Anadolu Efes Biracilik Ve Malt Sanayii AS	22,924
6,194	BIM Birlesik Magazalar AS	67,297
1,924	Dogus Otomotiv Servis ve Ticaret AS	18,644
7,521	Haci Omer Sabanci Holding AS	19,272
12,570	KOC Holding AS*	79,029
16,982	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	37,006
28,830	Turkcell Iletisim Hizmetleri AS	60,954
241,543	Turkiye Is Bankasi AS Class C	83,844
5,617	Turkiye Petrol Rafinerileri AS	30,714
51,292	Yapi ve Kredi Bankasi AS*	43,599
		600,905
	United Kingdom - 0.0%
1,068	Investec PLC	7,172
	United States - 0.1%
5,520	JBS SA	23,710
	Total Common Stocks (cost $17,242,242)	$ 19,062,682
PREFERRED STOCKS - 3.2%
	Brazil - 2.5%
23,141	Banco Bradesco SA (Preference Shares)(3)	$ 65,925
17,404	Cia Energetica de Minas Gerais (Preference Shares)(3)	43,670
18,259	Gerdau SA (Preference Shares)(3)	80,980
13,627	Itau Unibanco Holding SA (Preference Shares)(3)	94,303
28,685	Itausa SA (Preference Shares)(3)	60,172
21,139	Petroleo Brasileiro SA (Preference Shares)(3)	157,776
		502,826
	Chile - 0.3%
19,305	Embotelladora Andina SA (Preference Shares)(3)	48,853

The accompanying notes are an integral part of these financial statements.
36

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 3.2% - (continued)
	Colombia - 0.4%
9,401	Bancolombia SA (Preference Shares)(3)		$ 79,970
	Total Preferred Stocks (cost $525,911)		$ 631,649
	Total Long-Term Investments (cost $17,768,153)		$ 19,694,331
	Total Investments (cost $17,768,153)	99.6%	$ 19,694,331
	Other Assets and Liabilities	0.4%	69,852
	Total Net Assets	100.0%	$ 19,764,183
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $430,794, representing 2.2% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	06/21/2024	$ 157,350	$ 612
Total futures contracts				$ 612
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
37

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 419,492	$ 419,492	$ —	$ —
Chile	196,911	196,911	—	—
China	3,359,386	3,359,386	—	—
Hong Kong	36,658	36,658	—	—
India	2,978,081	2,978,081	—	—
Indonesia	699,636	699,636	—	—
Malaysia	690,713	690,713	—	—
Mexico	647,621	647,621	—	—
Philippines	442,717	442,717	—	—
Poland	509,423	509,423	—	—
Romania	10,285	10,285	—	—
Russia	—	—	—	—
Saudi Arabia	1,198,279	1,198,279	—	—
South Africa	448,095	448,095	—	—
South Korea	2,334,629	2,334,629	—	—
Taiwan	3,706,370	3,706,370	—	—
Thailand	752,599	752,599	—	—
Turkey	600,905	600,905	—	—
United Kingdom	7,172	7,172	—	—
United States	23,710	23,710	—	—
Preferred Stocks	631,649	631,649	—	—
Futures Contracts(2)	612	612	—	—
Total	$ 19,694,943	$ 19,694,943	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
38

Hartford Multifactor International Small Company ETF
Schedule of Investments
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Australia - 8.9%
8,560	Abacus Group REIT	$ 6,981
626	Brickworks Ltd.	11,631
10,192	Centuria Industrial REIT	23,538
4,162	Charter Hall Long Wale REIT	10,372
11,054	Charter Hall Retail REIT	26,755
8,462	CSR Ltd.	48,692
1,914	Elders Ltd.	11,713
5,832	GrainCorp Ltd. Class A	31,352
1,712	McMillan Shakespeare Ltd.	21,925
8,204	Metcash Ltd.	20,927
1,526	New Hope Corp. Ltd.	4,629
7,378	NRW Holdings Ltd.	14,103
848	Premier Investments Ltd.	18,152
12,712	Region RE Ltd. REIT	19,821
4,636	Super Retail Group Ltd.	48,695
44,610	Tabcorp Holdings Ltd.	21,973
19,660	Ventia Services Group Pty. Ltd.	49,381
5,602	Viva Energy Group Ltd.(1)	13,523
11,780	Waypoint Ltd. REIT	19,597
6,672	Yancoal Australia Ltd.	22,809
		446,569
	Belgium - 0.8%
836	bpost SA	3,128
4,502	Proximus SADP	36,456
		39,584
	Brazil - 1.2%
1,730	Alupar Investimento SA	10,562
4,980	Cia de Saneamento de Minas Gerais Copasa MG	21,669
12,068	Odontoprev SA	29,317
		61,548
	Canada - 6.3%
694	Aecon Group, Inc.	8,723
302	Atco Ltd. Class I	8,416
396	Capital Power Corp.	11,181
1,774	Cascades, Inc.	12,965
2,122	Choice Properties REIT	21,608
532	Cogeco Communications, Inc.	23,619
1,914	Empire Co. Ltd. Class A	46,788
118	Enghouse Systems Ltd.	2,662
494	IGM Financial, Inc.	12,751
646	Killam Apartment REIT	8,870
1,124	Mullen Group Ltd.	12,060
730	North West Co., Inc.	21,173
748	Quebecor, Inc. Class B	16,411
1,386	Russel Metals, Inc.	46,161
476	SmartCentres REIT	8,171
204	Spin Master Corp.(1)	5,225
150	Stelco Holdings, Inc.	4,951
472	Stella-Jones, Inc.	27,554
310	TransAlta Corp.	1,991
288	Transcontinental, Inc. Class A	3,131
440	Winpak Ltd.	13,181
		317,592
	China - 8.2%
6,000	361 Degrees International Ltd.	3,527
12,000	Anhui Expressway Co. Ltd. Class H	13,293
11,000	Beijing Enterprises Holdings Ltd.	31,905
8,000	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	9,148
4,000	Bosideng International Holdings Ltd.	1,998
2,000	China Medical System Holdings Ltd.	2,101
10,000	China Nonferrous Mining Corp. Ltd.	8,356
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	China - 8.2% - (continued)
32,000	China Railway Signal & Communication Corp. Ltd. Class H(1)	$ 12,184
19,000	China Resources Pharmaceutical Group Ltd.(1)	12,138
72,000	China Traditional Chinese Medicine Holdings Co. Ltd.	39,374
12,000	China Water Affairs Group Ltd.	7,038
10,000	China Zheshang Bank Co. Ltd. Class H	2,926
68,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	28,151
36,000	CITIC Telecom International Holdings Ltd.	11,637
26,000	Fufeng Group Ltd.	16,843
28,000	Genertec Universal Medical Group Co. Ltd.(1)	15,276
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	9,833
60,000	Huadian Power International Corp. Ltd. Class H	32,122
16,000	Jiangsu Expressway Co. Ltd. Class H	16,375
8,000	Kingboard Holdings Ltd.	16,314
4,000	Livzon Pharmaceutical Group, Inc. Class H	13,620
8,000	NetDragon Websoft Holdings Ltd.	11,203
16,000	SciClone Pharmaceuticals Holdings Ltd.(1)(2)	35,613
48,000	Shougang Fushan Resources Group Ltd.	16,437
4,000	Tingyi Cayman Islands Holding Corp.	4,385
8,000	Yuexiu Property Co. Ltd.	4,406
52,000	Zhejiang Expressway Co. Ltd. Class H	33,354
		409,557
	Denmark - 2.5%
882	D/S Norden AS	35,937
6,392	H Lundbeck AS	30,745
508	Scandinavian Tobacco Group AS(1)	9,106
824	Spar Nord Bank AS	13,744
680	Sydbank AS	35,130
		124,662
	Finland - 0.3%
90	Kemira OYJ	1,703
784	Tokmanni Group Corp.	12,853
		14,556
	France - 3.2%
134	Eurazeo SE	11,759
6	Gaztransport Et Technigaz SA	898
530	Imerys SA	18,076
308	IPSOS SA	21,738
1,548	Mercialys SA REIT	18,039
1,552	Rubis SCA	54,877
228	Societe BIC SA	16,301
22	Trigano SA	3,873
412	Verallia SA(1)	16,036
		161,597
	Georgia - 0.9%
536	Bank of Georgia Group PLC	34,194
276	TBC Bank Group PLC	11,209
		45,403
	Germany - 2.4%
812	1&1 AG	14,049
962	Freenet AG	27,096
140	Mutares SE & Co. KGaA	5,580
21,424	Sirius Real Estate Ltd. REIT	26,509
2,076	Suedzucker AG	29,797
1,328	Synlab AG	15,705
		118,736
	Hong Kong - 2.7%
8,000	Bank of East Asia Ltd.	9,527
16,000	Fortune REIT	7,789
44,000	Giordano International Ltd.	11,581

The accompanying notes are an integral part of these financial statements.
39

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Hong Kong - 2.7% - (continued)
3,000	Grand Pharmaceutical Group Ltd.	$ 1,575
2,000	Hysan Development Co. Ltd.	3,225
11,000	Kerry Properties Ltd.	20,127
4,000	Luk Fook Holdings International Ltd.	10,963
10,000	NWS Holdings Ltd.	8,305
20,000	Pacific Basin Shipping Ltd.	5,775
14,000	PCCW Ltd.	6,923
32,000	United Laboratories International Holdings Ltd.	36,635
2,000	VTech Holdings Ltd.	12,125
		134,550
	Indonesia - 2.6%
6,400	Bank Tabungan Negara Persero Tbk. PT	628
149,000	Bukit Asam Tbk. PT	27,911
82,400	Golden Agri-Resources Ltd.	16,485
12,600	Indo Tambangraya Megah Tbk. PT	21,219
176,000	Mitra Adiperkasa Tbk. PT	20,203
525,400	Perusahaan Gas Negara Tbk. PT	45,067
		131,513
	Israel - 1.6%
6	Danel Adir Yeoshua Ltd.	515
618	Ituran Location & Control Ltd.	17,279
2,224	Plus500 Ltd.	50,711
190	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,461
		79,966
	Italy - 1.1%
526	ACEA SpA	9,328
202	Ariston Holding NV	1,135
5,878	Iren SpA	12,024
3,932	Unipol Gruppo SpA	32,979
		55,466
	Japan - 17.6%
600	Adastria Co. Ltd.	15,204
600	Aeon Delight Co. Ltd.	13,915
200	Alpen Co. Ltd.	2,652
200	Amano Corp.	5,090
800	Arcs Co. Ltd.	16,492
200	Artience Co. Ltd.	3,871
600	Asanuma Corp.	15,778
1,000	Autobacs Seven Co. Ltd.	10,430
400	Avex, Inc.	3,380
800	BML, Inc.	15,371
1,200	Bunka Shutter Co. Ltd.	13,455
1,000	Canon Marketing Japan, Inc.	29,390
600	Chubu Steel Plate Co. Ltd.	10,411
200	Chugoku Marine Paints Ltd.	2,930
3,200	Citizen Watch Co. Ltd.	20,996
200	CTI Engineering Co. Ltd.	6,779
1,600	Daiwabo Holdings Co. Ltd.	26,683
1,200	DCM Holdings Co. Ltd.	11,592
400	Duskin Co. Ltd.	8,521
2,400	EDION Corp.	24,120
2,000	Geo Holdings Corp.	25,069
400	Glory Ltd.	7,525
2,200	H.U. Group Holdings, Inc.	35,825
600	Happinet Corp.	12,012
400	Heiwado Co. Ltd.	5,344
200	Hogy Medical Co. Ltd.	4,916
1,600	Honeys Holdings Co. Ltd.	18,300
200	Inaba Denki Sangyo Co. Ltd.	4,625
400	Juroku Financial Group, Inc.	12,396
400	Kaga Electronics Co. Ltd.	16,941
1,000	Kandenko Co. Ltd.	11,385
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 17.6% - (continued)
600	Kanematsu Corp.	$ 10,208
400	Kohnan Shoji Co. Ltd.	11,523
1,000	Kokuyo Co. Ltd.	16,310
800	Komeri Co. Ltd.	18,210
600	K's Holdings Corp.	5,154
400	Lintec Corp.	8,220
1,000	MEITEC Group Holdings, Inc.	19,290
200	METAWATER Co. Ltd.	2,935
800	Mirait One Corp.	9,840
1,600	MIXI, Inc.	27,614
400	Nippn Corp.	6,132
1,600	Nippon Gas Co. Ltd.	26,816
200	Nisshin Oillio Group Ltd.	6,700
600	Nojima Corp.	6,672
400	Okamura Corp.	5,878
200	Paramount Bed Holdings Co. Ltd.	3,387
400	Raito Kogyo Co. Ltd.	5,318
3,800	Rengo Co. Ltd.	28,937
200	San-A Co. Ltd.	6,185
400	Sangetsu Corp.	8,722
400	Sanki Engineering Co. Ltd.	5,553
800	Senko Group Holdings Co. Ltd.	5,978
7,400	Senshu Ikeda Holdings, Inc.	19,167
1,200	SKY Perfect JSAT Holdings, Inc.	8,143
400	Sumitomo Seika Chemicals Co. Ltd.	13,321
200	Taikisha Ltd.	6,224
1,000	Tama Home Co. Ltd.	29,601
200	Tamron Co. Ltd.	8,880
200	TKC Corp.	4,896
400	Toho Holdings Co. Ltd.	9,488
2,600	TOKAI Holdings Corp.	16,922
800	Tokyo Kiraboshi Financial Group, Inc.	24,765
200	Totetsu Kogyo Co. Ltd.	3,939
200	Transcosmos, Inc.	4,070
600	TV Asahi Holdings Corp.	8,266
600	Tv Tokyo Holdings Corp.	11,719
200	Uchida Yoko Co. Ltd.	9,118
600	United Super Markets Holdings, Inc.	3,953
800	Valor Holdings Co. Ltd.	13,051
1,400	Yellow Hat Ltd.	18,297
400	Yuasa Trading Co. Ltd.	13,928
		884,728
	Jordan - 0.8%
1,746	Hikma Pharmaceuticals PLC	42,315
	Malaysia - 1.8%
49,000	Bermaz Auto Bhd.	24,743
40,800	IOI Properties Group Bhd.	19,396
41,400	Kossan Rubber Industries Bhd.	17,144
75,400	Malaysia Building Society Bhd.*	12,665
3,400	United Plantations Bhd.	17,600
		91,548
	Mexico - 0.5%
1,170	FIBRA Macquarie Mexico REIT(1)	2,271
8,190	TF Administradora Industrial S de Real de CV REIT	22,340
		24,611
	Netherlands - 0.2%
246	Koninklijke Vopak NV	9,493
	Norway - 0.4%
510	Stolt-Nielsen Ltd.	18,804

The accompanying notes are an integral part of these financial statements.
40

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Philippines - 0.2%
17,200	Semirara Mining & Power Corp.	$ 10,678
	Poland - 0.2%
590	Asseco Poland SA	11,466
	Portugal - 0.5%
5,934	Navigator Co. SA	25,956
366	NOS SGPS SA	1,433
		27,389
	Singapore - 2.5%
13,200	AEM Holdings Ltd.	21,420
12,200	AIMS APAC REIT	11,571
44,600	Geo Energy Resources Ltd.	11,401
1,600	Jardine Cycle & Carriage Ltd.	28,654
51,600	Keppel REIT	33,263
16,000	Sheng Siong Group Ltd.	18,139
		124,448
	South Africa - 0.1%
1,206	AECI Ltd.	5,919
	South Korea - 5.5%
180	BGF retail Co. Ltd.	15,643
2,998	Cheil Worldwide, Inc.	41,577
308	CJ Corp.*	27,957
306	Fila Holdings Corp.	8,717
248	Hyundai Department Store Co. Ltd.	9,561
690	Innocean Worldwide, Inc.	11,481
3,060	JB Financial Group Co. Ltd.	29,640
2,312	Korean Reinsurance Co.	14,288
46	LOTTE Fine Chemical Co. Ltd.	1,621
92	MegaStudyEdu Co. Ltd.	3,847
142	NongShim Co. Ltd.	39,291
2,112	Partron Co. Ltd.	12,347
490	S-1 Corp.	22,239
54	Samyang Foods Co. Ltd.	8,504
892	Youngone Corp.	26,801
		273,514
	Spain - 2.2%
896	Acerinox SA	9,836
1,394	Cia de Distribucion Integral Logista Holdings SA	38,993
38	Laboratorios Farmaceuticos Rovi SA	3,320
17,478	Mapfre SA	44,208
238	Viscofan SA	15,140
		111,497
	Sweden - 1.1%
882	Arjo AB Class B	4,219
1,616	Betsson AB Class B	16,005
2,092	Billerud Aktiebolag	18,786
1,066	Clas Ohlson AB Class B	14,456
		53,466
	Switzerland - 4.7%
72	Allreal Holding AG	12,374
32	ALSO Holding AG	8,314
170	BKW AG	26,122
38	Bucher Industries AG	16,741
472	DKSH Holding AG	32,150
24	dormakaba Holding AG	12,643
4	Forbo Holding AG	5,116
570	Galenica AG(1)	47,590
34	Mobimo Holding AG	9,777
292	PSP Swiss Property AG	38,319
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Switzerland - 4.7% - (continued)
210	Swiss Prime Site AG	$ 19,830
46	Valiant Holding AG	5,403
		234,379
	Taiwan - 9.3%
2,000	Acter Group Corp. Ltd.	12,624
8,000	Arcadyan Technology Corp.	47,870
4,000	Chicony Power Technology Co. Ltd.*	22,123
12,000	Darfon Electronics Corp.	23,360
12,000	Getac Holdings Corp.	49,869
2,000	Grape King Bio Ltd.	10,093
2,000	Great Wall Enterprise Co. Ltd.	3,606
18,000	Hannstar Board Corp.	35,546
4,000	Huaku Development Co. Ltd.	15,686
18,000	Mitac Holdings Corp.	29,359
20,000	Primax Electronics Ltd.	53,619
10,000	Radiant Opto-Electronics Corp.	53,900
10,000	Supreme Electronics Co. Ltd.	23,122
8,000	Systex Corp.	29,622
4,000	Taiwan Hon Chuan Enterprise Co. Ltd.	18,248
2,000	Topco Scientific Co. Ltd.	13,655
12,000	Tung Ho Steel Enterprise Corp.	25,722
		468,024
	Thailand - 2.4%
68,600	AP Thailand PCL NVDR	20,305
336,200	Chularat Hospital PCL NVDR	26,537
13,200	Mega Lifesciences PCL NVDR	15,013
18,000	Regional Container Lines PCL NVDR	9,028
18,200	Thanachart Capital PCL NVDR	25,688
51,400	Tipco Asphalt PCL NVDR	22,398
		118,969
	Turkey - 0.4%
17,668	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	22,041
	United Kingdom - 4.4%
3,116	Assura PLC REIT	1,666
1,086	Computacenter PLC	36,986
2,168	Halfords Group PLC	4,396
332	Hill & Smith PLC	8,203
2,678	Mears Group PLC	12,483
476	Morgan Sindall Group PLC	13,950
3,760	Pagegroup PLC	21,308
4,264	QinetiQ Group PLC	19,671
13,340	Serco Group PLC	31,968
5,734	Serica Energy PLC	13,654
2,368	Shaftesbury Capital PLC REIT	4,317
76	Spectris PLC	3,175
702	Telecom Plus PLC	14,437
488	TORM PLC Class A	16,548
2,782	Vesuvius PLC	17,403
		220,165
	United States - 0.7%
1,170	Signify NV(1)	36,114
	Total Common Stocks (cost $4,930,734)	$ 4,930,867
PREFERRED STOCKS - 1.3%
	Brazil - 0.9%
3,444	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(3)	$ 9,185
8,898	Bradespar SA (Preference Shares)(3)	36,601
		45,786

The accompanying notes are an integral part of these financial statements.
41

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Germany - 0.4%
24	FUCHS SE (Preference Shares)(3)		$ 1,190
2,964	Schaeffler AG (Preference Shares)(3)		20,007
			21,197
	Total Preferred Stocks (cost $67,615)		$ 66,983
	Total Long-Term Investments (cost $4,998,349)		$ 4,997,850
	Total Investments (cost $4,998,349)	99.5%	$ 4,997,850
	Other Assets and Liabilities	0.5%	23,378
	Total Net Assets	100.0%	$ 5,021,228
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2024, the aggregate value of these securities was $205,076, representing 4.1% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
42

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 446,570	$ 446,570	$ —	$ —
Belgium	39,585	39,585	—	—
Brazil	61,548	61,548	—	—
Canada	317,591	317,591	—	—
China	409,558	373,945	—	35,613
Denmark	124,662	124,662	—	—
Finland	14,556	14,556	—	—
France	161,596	161,596	—	—
Georgia	45,403	45,403	—	—
Germany	118,735	118,735	—	—
Hong Kong	134,551	134,551	—	—
Indonesia	131,513	131,513	—	—
Israel	79,966	79,966	—	—
Italy	55,467	55,467	—	—
Japan	884,725	884,725	—	—
Jordan	42,315	42,315	—	—
Malaysia	91,548	91,548	—	—
Mexico	24,611	24,611	—	—
Netherlands	9,493	9,493	—	—
Norway	18,804	18,804	—	—
Philippines	10,678	10,678	—	—
Poland	11,467	11,467	—	—
Portugal	27,388	27,388	—	—
Singapore	124,448	124,448	—	—
South Africa	5,919	5,919	—	—
South Korea	273,511	273,511	—	—
Spain	111,498	111,498	—	—
Sweden	53,466	53,466	—	—
Switzerland	234,380	234,380	—	—
Taiwan	468,026	468,026	—	—
Thailand	118,969	118,969	—	—
Turkey	22,041	22,041	—	—
United Kingdom	220,165	220,165	—	—
United States	36,114	36,114	—	—
Preferred Stocks	66,983	66,983	—	—
Total	$ 4,997,850	$ 4,962,237	$ —	$ 35,613

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
43

Hartford Multifactor Small Cap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.4%
4,152	Garrett Motion, Inc.*	$ 41,271
1,511	Patrick Industries, Inc.	180,519
5,158	Standard Motor Products, Inc.	173,051
633	Winnebago Industries, Inc.	46,842
		441,683
	Banks - 9.3%
1,050	Ameris Bancorp	50,799
1,726	Arrow Financial Corp.	43,185
1,734	Associated Banc-Corp.	37,298
1,224	Banner Corp.	58,752
266	Business First Bancshares, Inc.	5,927
1,559	Cathay General Bancorp	58,977
7,381	Central Pacific Financial Corp.	145,775
294	City Holding Co.	30,641
1,196	Community Trust Bancorp, Inc.	51,009
500	Customers Bancorp, Inc.*	26,530
415	Enterprise Financial Services Corp.	16,832
118	Esquire Financial Holdings, Inc.	5,601
4,454	First BanCorp	78,123
70	First Bancorp/Southern Pines NC	2,528
3,797	First Busey Corp.	91,318
1,913	First Financial Corp.	73,325
1,320	First Hawaiian, Inc.	28,987
219	First Merchants Corp.	7,643
4,815	Fulton Financial Corp.	76,510
110	Great Southern Bancorp, Inc.	6,030
4,504	Hanmi Financial Corp.	71,704
1,356	Heartland Financial USA, Inc.	47,663
10,879	Heritage Commerce Corp.	93,342
2,253	Heritage Financial Corp.	43,686
943	Hilltop Holdings, Inc.	29,535
20,449	Hope Bancorp, Inc.	235,368
3,814	Independent Bank Corp.	96,685
2,027	International Bancshares Corp.	113,796
3,315	Midland States Bancorp, Inc.	83,306
1,418	NBT Bancorp, Inc.	52,012
4,692	Northwest Bancshares, Inc.	54,662
1,908	OceanFirst Financial Corp.	31,310
4,465	OFG Bancorp	164,357
259	Park National Corp.	35,185
682	Peoples Bancorp, Inc.	20,194
1,937	Preferred Bank	148,704
1,840	Premier Financial Corp.	37,352
728	Renasant Corp.	22,801
2,905	S&T Bancorp, Inc.	93,192
423	Simmons First National Corp. Class A	8,232
3,959	Towne Bank	111,090
881	TriCo Bancshares	32,403
4,601	TrustCo Bank Corp.	129,564
950	Trustmark Corp.	26,705
2,693	Univest Financial Corp.	56,068
4,618	Veritex Holdings, Inc.	94,623
106	WaFd, Inc.	3,077
2,516	WesBanco, Inc.	75,002
		2,907,408
	Capital Goods - 8.0%
62	Alamo Group, Inc.	14,156
386	American Woodmark Corp.*	39,241
2,238	Apogee Enterprises, Inc.	132,490
1,724	Argan, Inc.	87,131
773	BlueLinx Holdings, Inc.*	100,676
1,171	Encore Wire Corp.	307,715
1,001	Global Industrial Co.	44,825
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 8.0% - (continued)
2,488	GMS, Inc.*	$ 242,182
6,787	Hudson Technologies, Inc.*	74,725
3,956	Hyster-Yale Materials Handling, Inc.	253,856
802	IES Holdings, Inc.*	97,555
145	Kadant, Inc.	47,574
2,898	Karat Packaging, Inc.	82,912
159	Limbach Holdings, Inc.*	6,586
1,587	LSI Industries, Inc.	23,995
1,818	Masterbrand, Inc.*	34,069
281	McGrath RentCorp	34,667
1,873	Miller Industries, Inc.	93,837
698	Preformed Line Products Co.	89,812
3,038	Quanex Building Products Corp.	116,750
6,187	Rush Enterprises, Inc. Class A	331,128
72	Standex International Corp.	13,120
960	Tennant Co.	116,746
4,107	Wabash National Corp.	122,964
		2,508,712
	Commercial & Professional Services - 5.9%
17,296	ACCO Brands Corp.	97,031
852	Barrett Business Services, Inc.	107,965
2,847	Brady Corp. Class A	168,770
1,351	CSG Systems International, Inc.	69,631
1,202	Deluxe Corp.	24,749
4,815	Ennis, Inc.	98,756
3,372	Heidrick & Struggles International, Inc.	113,502
5,603	HNI Corp.	252,863
3,410	Kelly Services, Inc. Class A	85,386
2,472	Kforce, Inc.	174,326
547	ManpowerGroup, Inc.	42,469
2,644	RCM Technologies, Inc.*	56,502
11,268	Resources Connection, Inc.	148,287
20,539	Steelcase, Inc. Class A	268,650
266	UniFirst Corp.	46,132
8,385	Virco Mfg. Corp.	91,648
		1,846,667
	Consumer Discretionary Distribution & Retail - 5.0%
8,672	Aaron's Co., Inc.	65,040
6,500	Buckle, Inc.	261,755
1,560	Build-A-Bear Workshop, Inc.	46,597
2,835	Caleres, Inc.	116,320
549	Dillard's, Inc. Class A	258,930
600	Group 1 Automotive, Inc.	175,338
4,810	Haverty Furniture Cos., Inc.	164,117
1,387	Hibbett, Inc.	106,536
237	J Jill, Inc.*	7,577
1,742	Nordstrom, Inc.	35,310
998	ODP Corp.*	52,944
35	Penske Automotive Group, Inc.	5,670
969	Shoe Carnival, Inc.	35,504
5,974	Upbound Group, Inc.	210,345
204	Urban Outfitters, Inc.*	8,858
		1,550,841
	Consumer Durables & Apparel - 7.3%
1,357	Acushnet Holdings Corp.	89,494
504	Carter's, Inc.	42,679
809	Century Communities, Inc.	78,068
1,007	Dream Finders Homes, Inc. Class A*	44,036
7,160	Ethan Allen Interiors, Inc.	247,521
486	Green Brick Partners, Inc.*	29,272
4,825	JAKKS Pacific, Inc.*	119,177
742	Johnson Outdoors, Inc. Class A	34,214

The accompanying notes are an integral part of these financial statements.
44

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 7.3% - (continued)
3,291	Kontoor Brands, Inc.	$ 198,283
4,768	La-Z-Boy, Inc.	179,372
12,030	Levi Strauss & Co. Class A	240,480
942	M/I Homes, Inc.*	128,385
6,814	Movado Group, Inc.	190,315
1,229	Oxford Industries, Inc.	138,140
10,499	Smith & Wesson Brands, Inc.	182,263
503	Steven Madden Ltd.	21,267
3,569	Sturm Ruger & Co., Inc.	164,709
1,842	Tri Pointe Homes, Inc.*	71,212
1,489	Worthington Enterprises, Inc.	92,660
		2,291,547
	Consumer Services - 1.3%
37	Graham Holdings Co. Class B	28,404
14,117	Perdoceo Education Corp.	247,894
2,193	Stride, Inc.*	138,269
		414,567
	Consumer Staples Distribution & Retail - 2.1%
1,017	Andersons, Inc.	58,345
3,411	Ingles Markets, Inc. Class A	261,556
267	PriceSmart, Inc.	22,428
6,058	SpartanNash Co.	122,432
3,148	Weis Markets, Inc.	202,731
		667,492
	Energy - 3.1%
920	California Resources Corp.	50,692
1,921	CNX Resources Corp.*	45,566
1,495	CONSOL Energy, Inc.	125,221
5,507	CVR Energy, Inc.	196,380
462	Dorian LPG Ltd.	17,768
15,728	Evolution Petroleum Corp.	96,570
3,333	FutureFuel Corp.	26,831
9,572	Granite Ridge Resources, Inc.	62,218
761	Gulfport Energy Corp.*	121,851
647	International Seaways, Inc.	34,420
5,604	Liberty Energy, Inc.	116,115
1,139	Overseas Shipholding Group, Inc. Class A	7,290
267	Par Pacific Holdings, Inc.*	9,895
2,061	Peabody Energy Corp.	50,000
160	Vitesse Energy, Inc.	3,797
		964,614
	Equity Real Estate Investment Trusts (REITs) - 4.2%
746	Acadia Realty Trust REIT	12,689
368	Alexander's, Inc. REIT	79,908
4,449	Apple Hospitality, Inc. REIT	72,875
4,619	Armada Hoffler Properties, Inc. REIT	48,038
686	Brandywine Realty Trust REIT	3,293
5,705	Broadstone Net Lease, Inc. REIT	89,397
357	Centerspace REIT	20,399
716	COPT Defense Properties REIT	17,306
4,830	CTO Realty Growth, Inc. REIT	81,868
889	Easterly Government Properties, Inc. REIT	10,232
438	Empire State Realty Trust, Inc. Class A, REIT	4,437
1,270	EPR Properties REIT	53,912
6,061	Equity Commonwealth REIT*	114,432
3,142	Getty Realty Corp. REIT	85,934
1,448	Global Medical, Inc. REIT	12,670
1,117	Innovative Industrial Properties, Inc. REIT	115,654
1,484	LTC Properties, Inc. REIT	48,245
8,370	LXP Industrial Trust REIT	75,497
404	National Health Investors, Inc. REIT	25,383
295	One Liberty Properties, Inc. REIT	6,664
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.2% - (continued)
2,021	Park Hotels & Resorts, Inc. REIT	$ 35,347
4,074	Piedmont Office Realty Trust, Inc. Class A, REIT	28,640
5,743	RLJ Lodging Trust REIT	67,882
4,211	Sunstone Hotel Investors, Inc. REIT	46,911
521	UMH Properties, Inc. REIT	8,461
11,470	Whitestone REIT	143,948
		1,310,022
	Financial Services - 3.0%
3,074	A-Mark Precious Metals, Inc.	94,341
820	Bread Financial Holdings, Inc.	30,537
406	Cass Information Systems, Inc.	19,557
4,943	Chicago Atlantic Real Estate Finance, Inc. REIT	77,951
4,203	Enact Holdings, Inc.	131,050
3,365	EZCORP, Inc. Class A*	38,125
953	Franklin BSP Realty Trust, Inc. REIT	12,732
5,318	Jackson Financial, Inc. Class A	351,732
247	Merchants Bancorp	10,665
789	Oppenheimer Holdings, Inc. Class A	31,497
1,791	TPG, Inc.	80,058
6,930	UWM Holdings Corp.	50,312
		928,557
	Food, Beverage & Tobacco - 2.6%
5,376	Cal-Maine Foods, Inc.	316,377
2,122	John B Sanfilippo & Son, Inc.	224,762
2,619	Universal Corp.	135,455
11,055	Vector Group Ltd.	121,163
		797,757
	Health Care Equipment & Services - 10.3%
776	Addus HomeCare Corp.*	80,192
2,424	AMN Healthcare Services, Inc.*	151,524
101	Atrion Corp.	46,819
806	CorVel Corp.*	211,946
10,308	Cross Country Healthcare, Inc.*	192,966
11,275	Embecta Corp.	149,619
6,356	GoodRx Holdings, Inc. Class A*	45,128
4,774	HealthStream, Inc.	127,275
224	Integer Holdings Corp.*	26,136
1,361	iRadimed Corp.	59,870
2,308	LeMaitre Vascular, Inc.	153,159
2,333	National HealthCare Corp.	220,492
1,926	National Research Corp.	76,289
34,598	OraSure Technologies, Inc.*	212,778
3,051	Owens & Minor, Inc.*	84,543
11,044	Patterson Cos., Inc.	305,367
14,291	Premier, Inc. Class A	315,831
1,278	Select Medical Holdings Corp.	38,532
2,298	Semler Scientific, Inc.*	67,125
4,314	Tactile Systems Technology, Inc.*	70,102
4,302	TruBridge, Inc.*	39,664
782	UFP Technologies, Inc.*	197,220
4,734	Varex Imaging Corp.*	85,685
5,634	Zimvie, Inc.*	92,905
12,095	Zynex, Inc.*(1)	149,615
		3,200,782
	Household & Personal Products - 0.9%
4,449	Medifast, Inc.	170,486
358	Nature's Sunshine Products, Inc.*	7,435
2,629	Nu Skin Enterprises, Inc. Class A	36,359
1,091	Oil-Dri Corp. of America	81,345
		295,625

The accompanying notes are an integral part of these financial statements.
45

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 4.1%
5,971	CNO Financial Group, Inc.	$ 164,083
4,095	Employers Holdings, Inc.	185,872
25,744	Genworth Financial, Inc. Class A*	165,534
149	HCI Group, Inc.	17,296
1,913	Horace Mann Educators Corp.	70,762
239	National Western Life Group, Inc. Class A	117,578
1,443	Safety Insurance Group, Inc.	118,600
7,721	SiriusPoint Ltd.*	98,134
3,055	Stewart Information Services Corp.	198,758
6,586	Universal Insurance Holdings, Inc.	133,828
		1,270,445
	Materials - 5.6%
2,195	AdvanSix, Inc.	62,777
1,730	Arch Resources, Inc.	278,167
2,429	Core Molding Technologies, Inc.*	45,981
2,906	Greif, Inc. Class A	200,659
568	Koppers Holdings, Inc.	31,337
3,565	Myers Industries, Inc.	82,601
1,262	Olympic Steel, Inc.	89,451
12,157	Ramaco Resources, Inc. Class A	204,724
4,467	Ryerson Holding Corp.	149,644
13,133	SunCoke Energy, Inc.	148,009
2,466	Sylvamo Corp.	152,251
5,185	Warrior Met Coal, Inc.	314,729
		1,760,330
	Media & Entertainment - 1.8%
3,022	Cargurus, Inc.*	69,748
1,161	John Wiley & Sons, Inc. Class A	44,269
3,015	Scholastic Corp.	113,696
2,213	Shutterstock, Inc.	101,377
8,492	Sinclair, Inc.	114,387
6,635	TEGNA, Inc.	99,127
477	Thryv Holdings, Inc.*	10,604
		553,208
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
2,440	ACADIA Pharmaceuticals, Inc.*	45,116
16,557	Amneal Pharmaceuticals, Inc.*	100,335
3,904	Amphastar Pharmaceuticals, Inc.*	171,425
371	Arcturus Therapeutics Holdings, Inc.*	12,529
12,484	Catalyst Pharmaceuticals, Inc.*	198,995
5,211	Collegium Pharmaceutical, Inc.*	202,291
6,236	Corcept Therapeutics, Inc.*	157,085
4,838	Dynavax Technologies Corp.*	60,039
968	Evolus, Inc.*	13,552
2,102	Harmony Biosciences Holdings, Inc.*	70,585
11,064	Innoviva, Inc.*	168,615
21,203	Ironwood Pharmaceuticals, Inc.*	184,678
1,786	Kiniksa Pharmaceuticals Ltd. Class A*	35,238
39,642	Organogenesis Holdings, Inc.*	112,583
8,120	Phibro Animal Health Corp. Class A	104,992
913	Prestige Consumer Healthcare, Inc.*	66,247
3,797	Supernus Pharmaceuticals, Inc.*	129,516
8,400	Voyager Therapeutics, Inc.*	78,204
1,219	Y-mAbs Therapeutics, Inc.*	19,821
16,263	Zymeworks, Inc.*	171,087
		2,102,933
	Real Estate Management & Development - 1.5%
5,084	Forestar Group, Inc.*	204,326
1,998	Marcus & Millichap, Inc.	68,271
6,620	Newmark Group, Inc. Class A	73,416
4,750	RMR Group, Inc. Class A	114,000
		460,013
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Semiconductors & Semiconductor Equipment - 1.7%
7,858	Amkor Technology, Inc.	$ 253,342
621	NVE Corp.	56,002
7,299	Photronics, Inc.*	206,707
		516,051
	Software & Services - 1.9%
5,913	A10 Networks, Inc.	80,949
8,793	Adeia, Inc.	96,020
5,159	Hackett Group, Inc.	125,364
1,864	InterDigital, Inc.	198,441
1,054	Progress Software Corp.	56,189
9,036	Rimini Street, Inc.*	29,457
		586,420
	Technology Hardware & Equipment - 6.6%
5,606	Bel Fuse, Inc. Class B	338,098
5,498	Benchmark Electronics, Inc.	164,995
8,442	Daktronics, Inc.*	84,082
3,199	ePlus, Inc.*	251,249
2,027	Immersion Corp.	15,162
571	Kimball Electronics, Inc.*	12,362
799	OSI Systems, Inc.*	114,113
2,436	PC Connection, Inc.	160,606
555	Plexus Corp.*	52,625
8,694	Richardson Electronics Ltd.	80,072
2,944	Sanmina Corp.*	183,058
2,430	ScanSource, Inc.*	107,017
9,916	Vishay Intertechnology, Inc.	224,895
1,592	Vishay Precision Group, Inc.*	56,245
12,802	Xerox Holdings Corp.	229,156
		2,073,735
	Telecommunication Services - 1.1%
848	Cogent Communications Holdings, Inc.	55,400
3,684	IDT Corp. Class B	139,292
9,646	Spok Holdings, Inc.	153,854
		348,546
	Transportation - 2.9%
80	ArcBest Corp.	11,400
2,749	Covenant Logistics Group, Inc.	127,444
2,750	Hub Group, Inc. Class A	118,855
2,475	Marten Transport Ltd.	45,738
2,056	Matson, Inc.	231,094
11,805	Pangaea Logistics Solutions Ltd.	82,281
9,140	Schneider National, Inc. Class B	206,930
1,800	Werner Enterprises, Inc.	70,416
		894,158
	Utilities - 1.3%
708	Avista Corp.	24,794
2,265	Consolidated Water Co. Ltd.	66,387
11,726	Genie Energy Ltd. Class B	176,828
1,836	Hawaiian Electric Industries, Inc.	20,692
121	Northwest Natural Holding Co.	4,504
955	Otter Tail Corp.	82,512
840	Unitil Corp.	43,974
		419,691
	Total Common Stocks (cost $28,377,619)	$ 31,111,804
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
22,101	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)	$ 22,101

The accompanying notes are an integral part of these financial statements.
46

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
73,668	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		$ 73,668
22,100	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		22,100
22,100	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		22,100
	Total Short-Term Investments (cost $139,969)		$ 139,969
	Total Investments (cost $28,517,588)	100.1%	$ 31,251,773
	Other Assets and Liabilities	(0.1)%	(29,656)
	Total Net Assets	100.0%	$ 31,222,117
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/21/2024	$ 107,295	$ 2,863
Total futures contracts				$ 2,863
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
47

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 441,683	$ 441,683	$ —	$ —
Banks	2,907,408	2,907,408	—	—
Capital Goods	2,508,712	2,508,712	—	—
Commercial & Professional Services	1,846,667	1,846,667	—	—
Consumer Discretionary Distribution & Retail	1,550,841	1,550,841	—	—
Consumer Durables & Apparel	2,291,547	2,291,547	—	—
Consumer Services	414,567	414,567	—	—
Consumer Staples Distribution & Retail	667,492	667,492	—	—
Energy	964,614	964,614	—	—
Equity Real Estate Investment Trusts (REITs)	1,310,022	1,310,022	—	—
Financial Services	928,557	928,557	—	—
Food, Beverage & Tobacco	797,757	797,757	—	—
Health Care Equipment & Services	3,200,782	3,200,782	—	—
Household & Personal Products	295,625	295,625	—	—
Insurance	1,270,445	1,270,445	—	—
Materials	1,760,330	1,760,330	—	—
Media & Entertainment	553,208	553,208	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,102,933	2,102,933	—	—
Real Estate Management & Development	460,013	460,013	—	—
Semiconductors & Semiconductor Equipment	516,051	516,051	—	—
Software & Services	586,420	586,420	—	—
Technology Hardware & Equipment	2,073,735	2,073,735	—	—
Telecommunication Services	348,546	348,546	—	—
Transportation	894,158	894,158	—	—
Utilities	419,691	419,691	—	—
Short-Term Investments	139,969	139,969	—	—
Futures Contracts(2)	2,863	2,863	—	—
Total	$ 31,254,636	$ 31,254,636	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
48

Hartford Multifactor US Equity ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.1%
1,182	Autoliv, Inc.	$ 142,348
8,319	Gentex Corp.	300,483
		442,831
	Banks - 3.1%
21,355	Bank of America Corp.	809,782
34,327	Citigroup, Inc.	2,170,839
5,351	Fifth Third Bancorp	199,111
43,864	Huntington Bancshares, Inc.	611,903
23,554	JP Morgan Chase & Co.	4,717,866
10,233	M&T Bank Corp.	1,488,287
2,956	Old National Bancorp	51,464
4,659	PNC Financial Services Group, Inc.	752,894
10,914	Popular, Inc.	961,414
5,852	Truist Financial Corp.	228,111
7,488	U.S. Bancorp	334,714
12,085	Wells Fargo & Co.	700,447
		13,026,832
	Capital Goods - 7.6%
1,930	Acuity Brands, Inc.	518,649
17,652	Allison Transmission Holdings, Inc.	1,432,636
2,704	Applied Industrial Technologies, Inc.	534,175
2,449	Armstrong World Industries, Inc.	304,215
1,588	Boise Cascade Co.	243,552
4,317	Builders FirstSource, Inc.*	900,310
958	BWX Technologies, Inc.	98,310
1,691	Caterpillar, Inc.	619,633
4,677	Core & Main, Inc. Class A*	267,758
1,450	Crane Co.	195,939
4,966	Cummins, Inc.	1,463,232
4,901	Donaldson Co., Inc.	366,007
2,608	EMCOR Group, Inc.	913,322
24,957	Fastenal Co.	1,925,183
7,764	Federal Signal Corp.	658,931
9,117	Ferguson PLC	1,991,426
3,248	General Dynamics Corp.	917,528
1,427	Graco, Inc.	133,367
1,991	Honeywell International, Inc.	408,653
405	Hubbell, Inc.	168,095
2,507	Huntington Ingalls Industries, Inc.	730,715
4,141	Illinois Tool Works, Inc.	1,111,155
1,120	L3Harris Technologies, Inc.	238,672
284	Lennox International, Inc.	138,808
2,436	Lincoln Electric Holdings, Inc.	622,252
2,123	Lockheed Martin Corp.	965,689
14,547	Masco Corp.	1,147,467
2,194	Moog, Inc. Class A	350,272
14,886	MSC Industrial Direct Co., Inc. Class A	1,444,537
28,609	Mueller Industries, Inc.	1,542,883
2,681	Northrop Grumman Corp.	1,283,288
6,546	Otis Worldwide Corp.	649,821
2,121	Owens Corning	353,783
17,317	PACCAR, Inc.	2,145,403
3,070	Snap-on, Inc.	909,395
2,635	Trane Technologies PLC	791,027
5,284	UFP Industries, Inc.	649,985
1,558	Watsco, Inc.	673,009
659	Watts Water Technologies, Inc. Class A	140,070
495	Westinghouse Air Brake Technologies Corp.	72,112
2,020	WW Grainger, Inc.	2,054,946
		32,076,210
	Commercial & Professional Services - 2.8%
10,890	Booz Allen Hamilton Holding Corp.	1,616,512
2,841	Broadridge Financial Solutions, Inc.	582,007
1,161	CACI International, Inc. Class A*	439,822
1,654	Cintas Corp.	1,136,348
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Commercial & Professional Services - 2.8% - (continued)
1,819	FTI Consulting, Inc.*	$ 382,517
8,060	Insperity, Inc.	883,457
3,149	Leidos Holdings, Inc.	412,802
7,161	Republic Services, Inc.	1,370,902
13,693	Robert Half, Inc.	1,085,581
8,449	Rollins, Inc.	390,935
4,501	Science Applications International Corp.	586,885
1,898	TriNet Group, Inc.	251,466
2,210	Verisk Analytics, Inc.	520,963
2,695	Waste Connections, Inc.	463,567
8,047	Waste Management, Inc.	1,715,218
		11,838,982
	Consumer Discretionary Distribution & Retail - 5.1%
13,525	Amazon.com, Inc.*	2,439,639
1,704	AutoNation, Inc.*	282,148
399	AutoZone, Inc.*	1,257,508
5,837	Best Buy Co., Inc.	478,809
6,565	Dick's Sporting Goods, Inc.	1,476,206
2,840	eBay, Inc.	149,895
7,178	Genuine Parts Co.	1,112,088
10,720	Home Depot, Inc.	4,112,192
3,844	Lowe's Cos., Inc.	979,182
5,812	Murphy USA, Inc.	2,436,390
1,457	O'Reilly Automotive, Inc.*	1,644,778
768	Ross Stores, Inc.	112,712
7,042	Signet Jewelers Ltd.	704,693
5,490	TJX Cos., Inc.	556,796
3,211	Tractor Supply Co.	840,383
1,895	Ulta Beauty, Inc.*	990,858
6,441	Williams-Sonoma, Inc.	2,045,211
		21,619,488
	Consumer Durables & Apparel - 2.0%
343	Deckers Outdoor Corp.*	322,852
6,464	DR Horton, Inc.	1,063,651
4,542	Garmin Ltd.	676,168
3,318	Lennar Corp. Class A	570,630
2,438	Meritage Homes Corp.	427,771
118	NVR, Inc.*	955,795
12,637	PulteGroup, Inc.	1,524,275
7,716	Ralph Lauren Corp.	1,448,756
20,362	Skechers USA, Inc. Class A*	1,247,376
518	Toll Brothers, Inc.	67,014
		8,304,288
	Consumer Services - 1.7%
153	Booking Holdings, Inc.	555,066
2,853	Darden Restaurants, Inc.	476,879
1,253	Domino's Pizza, Inc.	622,591
1,060	Expedia Group, Inc.*	146,015
6,029	Grand Canyon Education, Inc.*	821,210
39,087	H&R Block, Inc.	1,919,562
4,334	McDonald's Corp.	1,221,971
1,741	Texas Roadhouse, Inc.	268,932
7,201	Yum! Brands, Inc.	998,419
		7,030,645
	Consumer Staples Distribution & Retail - 3.7%
70,600	Albertsons Cos., Inc. Class A	1,513,664
3,359	Casey's General Stores, Inc.	1,069,674
4,744	Costco Wholesale Corp.	3,475,597
568	Dollar General Corp.	88,642
47,288	Kroger Co.	2,701,563
18,353	Sprouts Farmers Market, Inc.*	1,183,401
18,223	Sysco Corp.	1,479,343
70,305	Walmart, Inc.	4,230,252
		15,742,136

The accompanying notes are an integral part of these financial statements.
49

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Energy - 4.2%
11,513	Cheniere Energy, Inc.	$ 1,856,817
3,492	Chesapeake Energy Corp.(1)	310,194
22,441	Chevron Corp.	3,539,843
994	ConocoPhillips	126,516
8,123	EOG Resources, Inc.	1,038,444
33,522	Exxon Mobil Corp.	3,896,597
7,377	HF Sinclair Corp.	445,350
10,747	Marathon Petroleum Corp.	2,165,521
9,262	Phillips 66	1,512,855
2,709	Pioneer Natural Resources Co.	711,113
11,838	Valero Energy Corp.	2,020,628
2,019	Williams Cos., Inc.	78,680
		17,702,558
	Equity Real Estate Investment Trusts (REITs) - 0.7%
1,789	Agree Realty Corp. REIT	102,188
1,282	AvalonBay Communities, Inc. REIT	237,888
1,560	Digital Realty Trust, Inc. REIT	224,702
6,155	Host Hotels & Resorts, Inc. REIT	127,285
2,597	Iron Mountain, Inc. REIT	208,305
945	Public Storage REIT	274,107
5,514	Realty Income Corp. REIT	298,307
1,720	Simon Property Group, Inc. REIT	269,163
24,545	VICI Properties, Inc. REIT	731,196
1,568	Welltower, Inc. REIT	146,514
4,711	WP Carey, Inc. REIT	265,889
		2,885,544
	Financial Services - 3.8%
16,645	Bank of New York Mellon Corp.	959,085
9,891	Berkshire Hathaway, Inc. Class B*	4,159,363
4,017	Capital One Financial Corp.	598,091
9,341	Cboe Global Markets, Inc.	1,716,222
2,532	CME Group, Inc.	545,114
5,138	FirstCash Holdings, Inc.	655,301
4,832	Mastercard, Inc. Class A	2,326,946
24,425	MGIC Investment Corp.	546,143
26,923	Radian Group, Inc.	901,113
9,581	Visa, Inc. Class A	2,673,866
82,343	Western Union Co.	1,151,155
		16,232,399
	Food, Beverage & Tobacco - 2.2%
32,403	Altria Group, Inc.	1,413,419
14,726	Campbell Soup Co.	654,571
8,582	Coca-Cola Co.	525,047
885	Coca-Cola Consolidated, Inc.	749,073
32,431	Flowers Foods, Inc.	770,236
9,286	General Mills, Inc.	649,741
5,602	Hershey Co.	1,089,589
5,790	Ingredion, Inc.	676,562
1,568	Kellanova	89,831
15,708	Kraft Heinz Co.	579,625
5,903	Mondelez International, Inc. Class A	413,210
6,648	PepsiCo, Inc.	1,163,466
7,566	Philip Morris International, Inc.	693,197
		9,467,567
	Health Care Equipment & Services - 6.9%
7,000	Abbott Laboratories	795,620
6,758	Baxter International, Inc.	288,837
754	Becton Dickinson & Co.	186,577
9,536	Boston Scientific Corp.*	653,121
14,125	Cardinal Health, Inc.	1,580,587
9,131	Cencora, Inc.	2,218,742
13,444	Centene Corp.*	1,055,085
1,585	Chemed Corp.	1,017,459
4,993	Cigna Group	1,813,408
30,922	CVS Health Corp.	2,466,339
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Health Care Equipment & Services - 6.9% - (continued)
3,980	Elevance Health, Inc.	$ 2,063,789
2,034	Encompass Health Corp.	167,968
2,321	HCA Healthcare, Inc.	774,123
2,140	Henry Schein, Inc.*	161,613
5,074	Humana, Inc.	1,759,257
3,391	Laboratory Corp. of America Holdings	740,798
4,452	McKesson Corp.	2,390,056
12,319	Medtronic PLC	1,073,601
3,951	Molina Healthcare, Inc.*	1,623,189
6,097	Quest Diagnostics, Inc.	811,572
1,833	ResMed, Inc.	362,989
1,337	Stryker Corp.	478,472
9,654	UnitedHealth Group, Inc.	4,775,834
		29,259,036
	Household & Personal Products - 1.9%
2,050	BellRing Brands, Inc.*	121,012
5,492	Church & Dwight Co., Inc.	572,871
20,924	Colgate-Palmolive Co.	1,884,206
10,571	Kimberly-Clark Corp.	1,367,359
24,430	Procter & Gamble Co.	3,963,767
		7,909,215
	Insurance - 5.3%
15,713	Aflac, Inc.	1,349,118
6,250	Allstate Corp.	1,081,312
16,827	American International Group, Inc.	1,315,367
10,193	Arch Capital Group Ltd.*	942,241
6,761	Assurant, Inc.	1,272,691
5,114	Assured Guaranty Ltd.	446,197
21,270	Axis Capital Holdings Ltd.	1,382,975
5,282	Chubb Ltd.	1,368,725
2,529	Cincinnati Financial Corp.	314,026
113	Erie Indemnity Co. Class A	45,377
2,625	Everest Group Ltd.	1,043,438
1,342	Fidelity National Financial, Inc.	71,260
875	Hanover Insurance Group, Inc.	119,149
13,257	Loews Corp.	1,037,891
623	Markel Group, Inc.*	947,882
789	Marsh & McLennan Cos., Inc.	162,518
41,310	Old Republic International Corp.	1,269,043
4,711	Progressive Corp.	974,329
1,698	Prudential Financial, Inc.	199,345
6,447	Reinsurance Group of America, Inc.	1,243,497
4,756	RenaissanceRe Holdings Ltd.	1,117,803
7,479	Travelers Cos., Inc.	1,721,217
17,709	Unum Group	950,265
9,839	W R Berkley Corp.	870,161
518	White Mountains Insurance Group Ltd.	929,447
1,727	Willis Towers Watson PLC	474,925
		22,650,199
	Materials - 4.0%
4,586	Alpha Metallurgical Resources, Inc.	1,518,746
41,217	Amcor PLC	391,974
2,031	AptarGroup, Inc.	292,241
10,758	CF Industries Holdings, Inc.	895,173
1,665	Ecolab, Inc.	384,448
34,915	Graphic Packaging Holding Co.	1,018,820
21,115	International Paper Co.	823,907
947	Linde PLC	439,711
5,384	LyondellBasell Industries NV Class A	550,675
3,793	NewMarket Corp.	2,407,114
7,644	Packaging Corp. of America	1,450,678
3,706	PPG Industries, Inc.	536,999
4,488	Reliance, Inc.	1,499,800
11,622	RPM International, Inc.	1,382,437
5,409	Sherwin-Williams Co.	1,878,708

The accompanying notes are an integral part of these financial statements.
50

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Materials - 4.0% - (continued)
17,614	Sonoco Products Co.	$ 1,018,794
2,968	Steel Dynamics, Inc.	439,947
1,362	Westrock Co.	67,351
		16,997,523
	Media & Entertainment - 4.6%
30,764	Alphabet, Inc. Class A*	4,643,211
916	Charter Communications, Inc. Class A*	266,217
48,015	Comcast Corp. Class A	2,081,450
18,326	Electronic Arts, Inc.	2,431,310
41,289	Fox Corp. Class A	1,291,107
3,164	Interpublic Group of Cos., Inc.	103,241
7,398	Meta Platforms, Inc. Class A	3,592,321
24,180	New York Times Co. Class A	1,045,060
22,844	News Corp. Class A	598,056
867	Nexstar Media Group, Inc.	149,376
12,479	Omnicom Group, Inc.	1,207,468
376,691	Sirius XM Holdings, Inc.(1)	1,461,561
3,753	Take-Two Interactive Software, Inc.*	557,283
		19,427,661
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
27,959	AbbVie, Inc.	5,091,334
12,429	Alkermes PLC*	336,453
8,136	Amgen, Inc.	2,313,228
38,439	Bristol-Myers Squibb Co.	2,084,547
5,553	Eli Lilly & Co.	4,320,012
19,281	Exelixis, Inc.*	457,538
33,100	Gilead Sciences, Inc.	2,424,575
30,582	Johnson & Johnson	4,837,767
40,574	Merck & Co., Inc.	5,353,739
32,427	Pfizer, Inc.	899,849
1,223	Regeneron Pharmaceuticals, Inc.*	1,177,125
3,451	Vertex Pharmaceuticals, Inc.*	1,442,552
51,236	Viatris, Inc.	611,758
		31,350,477
	Semiconductors & Semiconductor Equipment - 4.6%
8,467	Advanced Micro Devices, Inc.*	1,528,209
3,096	Analog Devices, Inc.	612,358
3,723	Applied Materials, Inc.	767,794
3,470	Broadcom, Inc.	4,599,173
950	Cirrus Logic, Inc.*	87,932
17,362	Intel Corp.	766,880
1,594	KLA Corp.	1,113,521
1,099	Lam Research Corp.	1,067,755
9,286	Microchip Technology, Inc.	833,047
3,273	NVIDIA Corp.	2,957,352
3,902	NXP Semiconductors NV	966,798
9,632	QUALCOMM, Inc.	1,630,698
7,194	Rambus, Inc.*	444,661
3,295	Skyworks Solutions, Inc.	356,914
10,523	Texas Instruments, Inc.	1,833,212
		19,566,304
	Software & Services - 11.0%
5,343	Accenture PLC Class A	1,851,937
6,436	Adobe, Inc.*	3,247,606
18,541	Akamai Technologies, Inc.*	2,016,519
4,045	Altair Engineering, Inc. Class A*	348,477
1,534	Appfolio, Inc. Class A*	378,499
723	Autodesk, Inc.*	188,284
4,332	Box, Inc. Class A*	122,682
4,458	Cadence Design Systems, Inc.*	1,387,686
32,998	Cognizant Technology Solutions Corp. Class A	2,418,423
17,751	CommVault Systems, Inc.*	1,800,484
20,397	Dolby Laboratories, Inc. Class A	1,708,657
73,534	Dropbox, Inc. Class A*	1,786,876
1,162	Fair Isaac Corp.*	1,452,047
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 11.0% - (continued)
3,977	Gartner, Inc.*	$ 1,895,717
64,412	Gen Digital, Inc.	1,442,829
10,516	GoDaddy, Inc. Class A*	1,248,039
2,818	Guidewire Software, Inc.*	328,889
18,408	International Business Machines Corp.	3,515,192
1,131	Intuit, Inc.	735,150
11,536	Kyndryl Holdings, Inc.*	251,023
3,242	Manhattan Associates, Inc.*	811,246
13,068	Microsoft Corp.	5,497,969
5,262	Nutanix, Inc. Class A*	324,771
10,732	Oracle Corp.	1,348,047
3,586	Palo Alto Networks, Inc.*	1,018,890
3,544	PTC, Inc.*	669,603
4,438	Qualys, Inc.*	740,569
2,804	Roper Technologies, Inc.	1,572,595
10,627	Salesforce, Inc.	3,200,640
418	ServiceNow, Inc.*	318,683
1,389	Synopsys, Inc.*	793,813
8,391	VeriSign, Inc.*	1,590,178
1,892	Workday, Inc. Class A*	516,043
		46,528,063
	Technology Hardware & Equipment - 10.4%
17,432	Amphenol Corp. Class A	2,010,781
24,913	Apple, Inc.	4,272,081
4,105	Arista Networks, Inc.*	1,190,368
6,667	Arrow Electronics, Inc.*	863,110
43,352	Avnet, Inc.	2,149,392
1,681	Badger Meter, Inc.	272,003
6,633	CDW Corp.	1,696,589
8,501	Ciena Corp.*	420,374
58,314	Cisco Systems, Inc.	2,910,452
36,932	Corning, Inc.	1,217,279
30,759	Dell Technologies, Inc. Class C	3,509,910
6,385	F5, Inc.*	1,210,532
2,024	Fabrinet *	382,577
32,760	Flex Ltd.*	937,264
129,521	Hewlett Packard Enterprise Co.	2,296,407
89,579	HP, Inc.	2,707,077
10,941	Insight Enterprises, Inc.*	2,029,774
8,986	Jabil, Inc.	1,203,675
52,089	Juniper Networks, Inc.	1,930,418
7,734	Keysight Technologies, Inc.*	1,209,443
435	Littelfuse, Inc.	105,422
7,064	Motorola Solutions, Inc.	2,507,579
21,724	NetApp, Inc.	2,280,368
838	Seagate Technology Holdings PLC	77,976
7,049	TD SYNNEX Corp.	797,242
10,676	TE Connectivity Ltd.	1,550,582
1,167	Teledyne Technologies, Inc.*	501,016
39,197	Vontier Corp.	1,777,976
		44,017,667
	Telecommunication Services - 1.8%
91,683	AT&T, Inc.	1,613,621
13,628	T-Mobile U.S., Inc.	2,224,362
94,787	Verizon Communications, Inc.	3,977,262
		7,815,245
	Transportation - 1.1%
8,681	CH Robinson Worldwide, Inc.	660,971
7,478	CSX Corp.	277,209
6,538	Expeditors International of Washington, Inc.	794,825
3,225	FedEx Corp.	934,412
5,782	Landstar System, Inc.	1,114,538
6,627	Ryder System, Inc.	796,499
1,186	Union Pacific Corp.	291,673
		4,870,127

The accompanying notes are an integral part of these financial statements.
51

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Utilities - 3.4%
3,419	Ameren Corp.	$ 252,869
8,111	American Electric Power Co., Inc.	698,357
1,445	CMS Energy Corp.	87,191
14,289	Consolidated Edison, Inc.	1,297,584
2,082	Constellation Energy Corp.	384,858
9,097	DTE Energy Co.	1,020,138
13,093	Duke Energy Corp.	1,266,224
9,916	Edison International	701,359
8,779	Entergy Corp.	927,765
2,094	Exelon Corp.	78,672
9,689	FirstEnergy Corp.	374,189
6,016	National Fuel Gas Co.	323,179
8,530	OGE Energy Corp.	292,579
2,232	Portland General Electric Co.	93,744
29,286	PPL Corp.	806,244
15,866	Public Service Enterprise Group, Inc.	1,059,531
5,983	Sempra	429,759
13,776	Southern Co.	988,290
26,066	Vistra Corp.	1,815,497
5,659	WEC Energy Group, Inc.	464,717
20,582	Xcel Energy, Inc.	1,106,282
		14,469,028
	Total Common Stocks (cost $357,415,118)	$ 421,230,025
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
270,115	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)	$ 270,115
900,381	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)	900,381
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
270,114	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		$ 270,114
270,114	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		270,114
	Total Short-Term Investments (cost $1,710,724)		$ 1,710,724
	Total Investments (cost $359,125,842)	99.8%	$ 422,940,749
	Other Assets and Liabilities	0.2%	789,286
	Total Net Assets	100.0%	$ 423,730,035
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	9	06/21/2024	$ 2,388,825	$ 40,842
Total futures contracts				$ 40,842
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
52

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 442,831	$ 442,831	$ —	$ —
Banks	13,026,832	13,026,832	—	—
Capital Goods	32,076,210	32,076,210	—	—
Commercial & Professional Services	11,838,982	11,838,982	—	—
Consumer Discretionary Distribution & Retail	21,619,488	21,619,488	—	—
Consumer Durables & Apparel	8,304,288	8,304,288	—	—
Consumer Services	7,030,645	7,030,645	—	—
Consumer Staples Distribution & Retail	15,742,136	15,742,136	—	—
Energy	17,702,558	17,702,558	—	—
Equity Real Estate Investment Trusts (REITs)	2,885,544	2,885,544	—	—
Financial Services	16,232,399	16,232,399	—	—
Food, Beverage & Tobacco	9,467,567	9,467,567	—	—
Health Care Equipment & Services	29,259,036	29,259,036	—	—
Household & Personal Products	7,909,215	7,909,215	—	—
Insurance	22,650,199	22,650,199	—	—
Materials	16,997,523	16,997,523	—	—
Media & Entertainment	19,427,661	19,427,661	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,350,477	31,350,477	—	—
Semiconductors & Semiconductor Equipment	19,566,304	19,566,304	—	—
Software & Services	46,528,063	46,528,063	—	—
Technology Hardware & Equipment	44,017,667	44,017,667	—	—
Telecommunication Services	7,815,245	7,815,245	—	—
Transportation	4,870,127	4,870,127	—	—
Utilities	14,469,028	14,469,028	—	—
Short-Term Investments	1,710,724	1,710,724	—	—
Futures Contracts(2)	40,842	40,842	—	—
Total	$ 422,981,591	$ 422,981,591	$ —	$ —

(1)	For the six-month period ended March 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
53

Hartford US Quality Growth ETF
Schedule of Investments
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Capital Goods - 4.6%
402	Builders FirstSource, Inc.*	$ 83,837
432	Fastenal Co.	33,324
202	Ferguson PLC	44,123
369	MSC Industrial Direct Co., Inc. Class A	35,808
74	WW Grainger, Inc.	75,280
		272,372
	Commercial & Professional Services - 1.2%
9	Cintas Corp.	6,183
816	Robert Half, Inc.	64,693
		70,876
	Consumer Discretionary Distribution & Retail - 10.5%
1,274	Amazon.com, Inc.*	229,804
315	Best Buy Co., Inc.	25,840
300	Home Depot, Inc.	115,080
307	Lowe's Cos., Inc.	78,202
1,737	Macy's, Inc.	34,723
21	O'Reilly Automotive, Inc.*	23,707
189	TJX Cos., Inc.	19,168
13	Tractor Supply Co.	3,402
107	Ulta Beauty, Inc.*	55,948
106	Williams-Sonoma, Inc.	33,658
		619,532
	Consumer Durables & Apparel - 0.9%
360	NIKE, Inc. Class B	33,833
36	Ralph Lauren Corp.	6,759
202	Tapestry, Inc.	9,591
		50,183
	Consumer Services - 1.1%
18	Booking Holdings, Inc.	65,302
	Consumer Staples Distribution & Retail - 4.1%
268	Albertsons Cos., Inc. Class A	5,746
154	Costco Wholesale Corp.	112,825
13	Target Corp.	2,304
1,963	Walmart, Inc.	118,113
		238,988
	Energy - 4.7%
582	Cheniere Energy, Inc.	93,865
97	Chevron Corp.	15,301
791	EOG Resources, Inc.	101,121
557	Exxon Mobil Corp.	64,746
		275,033
	Financial Services - 5.0%
99	Berkshire Hathaway, Inc. Class B*	41,631
242	Mastercard, Inc. Class A	116,540
951	Toast, Inc. Class A*	23,699
408	Visa, Inc. Class A	113,865
		295,735
	Health Care Equipment & Services - 3.8%
190	Edwards Lifesciences Corp.*	18,156
120	IDEXX Laboratories, Inc.*	64,792
104	Inspire Medical Systems, Inc.*	22,338
236	UnitedHealth Group, Inc.	116,749
		222,035
	Household & Personal Products - 1.3%
472	Procter & Gamble Co.	76,582
	Materials - 2.1%
152	Alpha Metallurgical Resources, Inc.	50,338
34	Reliance, Inc.	11,362
168	Sherwin-Williams Co.	58,351
		120,051
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 10.7%
2,053	Alphabet, Inc. Class A*	$ 309,859
177	Electronic Arts, Inc.	23,483
1,726	Match Group, Inc.*	62,619
333	Meta Platforms, Inc. Class A	161,698
1,494	Pinterest, Inc. Class A*	51,797
5,213	Sirius XM Holdings, Inc.(1)	20,227
		629,683
	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
645	AbbVie, Inc.	117,455
991	Alkermes PLC*	26,826
722	Bristol-Myers Squibb Co.	39,154
148	Eli Lilly & Co.	115,138
271	Gilead Sciences, Inc.	19,851
440	Incyte Corp.*	25,067
712	Johnson & Johnson	112,631
910	Merck & Co., Inc.	120,075
67	Mettler-Toledo International, Inc.*	89,196
33	Zoetis, Inc.	5,584
		670,977
	Real Estate Management & Development - 0.0%
37	Zillow Group, Inc. Class C*	1,805
	Semiconductors & Semiconductor Equipment - 10.7%
257	Applied Materials, Inc.	53,001
83	Broadcom, Inc.	110,009
73	KLA Corp.	50,996
31	Lam Research Corp.	30,119
191	Lattice Semiconductor Corp.*	14,942
284	NVIDIA Corp.	256,611
51	NXP Semiconductors NV	12,636
353	QUALCOMM, Inc.	59,763
240	Texas Instruments, Inc.	41,810
		629,887
	Software & Services - 20.9%
115	Accenture PLC Class A	39,860
202	Adobe, Inc.*	101,929
135	Appfolio, Inc. Class A*	33,310
259	Atlassian Corp. Class A*	50,533
222	Autodesk, Inc.*	57,813
1,383	Box, Inc. Class A*	39,167
263	Cadence Design Systems, Inc.*	81,867
231	Cognizant Technology Solutions Corp. Class A	16,930
413	CommVault Systems, Inc.*	41,891
72	DocuSign, Inc.*	4,288
2,909	Dropbox, Inc. Class A*	70,689
52	Fair Isaac Corp.*	64,980
429	Fortinet, Inc.*	29,305
83	Gartner, Inc.*	39,564
39	HubSpot, Inc.*	24,436
12	Intuit, Inc.	7,800
106	Manhattan Associates, Inc.*	26,524
488	Microsoft Corp.	205,311
364	Salesforce, Inc.	109,630
32	ServiceNow, Inc.*	24,397
43	Synopsys, Inc.*	24,574
1,041	Teradata Corp.*	40,255
489	VeriSign, Inc.*	92,670
		1,227,723
	Technology Hardware & Equipment - 6.6%
1,594	Apple, Inc.	273,339
933	Cisco Systems, Inc.	46,566
109	Keysight Technologies, Inc.*	17,045
78	Motorola Solutions, Inc.	27,689
198	NetApp, Inc.	20,784
		385,423

The accompanying notes are an integral part of these financial statements.
54

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Transportation - 0.3%
100	Landstar System, Inc.		$ 19,276
	Total Common Stocks (cost $5,195,954)		$ 5,871,463
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
50	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		$ 50
164	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		164
49	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		49
49	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		49
	Total Short-Term Investments (cost $312)		$ 312
	Total Investments (cost $5,196,266)	99.9%	$ 5,871,775
	Other Assets and Liabilities	0.1%	5,106
	Total Net Assets	100.0%	$ 5,876,881
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 272,372	$ 272,372	$ —	$ —
Commercial & Professional Services	70,876	70,876	—	—
Consumer Discretionary Distribution & Retail	619,532	619,532	—	—
Consumer Durables & Apparel	50,183	50,183	—	—
Consumer Services	65,302	65,302	—	—
Consumer Staples Distribution & Retail	238,988	238,988	—	—
Energy	275,033	275,033	—	—
Financial Services	295,735	295,735	—	—
Health Care Equipment & Services	222,035	222,035	—	—
Household & Personal Products	76,582	76,582	—	—
Materials	120,051	120,051	—	—
Media & Entertainment	629,683	629,683	—	—
Pharmaceuticals, Biotechnology & Life Sciences	670,977	670,977	—	—
Real Estate Management & Development	1,805	1,805	—	—
Semiconductors & Semiconductor Equipment	629,887	629,887	—	—
Software & Services	1,227,723	1,227,723	—	—
Technology Hardware & Equipment	385,423	385,423	—	—
Transportation	19,276	19,276	—	—
Short-Term Investments	312	312	—	—
Total	$ 5,871,775	$ 5,871,775	$ —	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
55

Hartford US Value ETF
Schedule of Investments
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 15.1%
2,600	Bank of America Corp.	$ 98,592
1,989	Citigroup, Inc.	125,784
1,011	Citizens Financial Group, Inc.	36,689
1,210	Fifth Third Bancorp	45,024
299	First Horizon Corp.	4,605
3,835	Huntington Bancshares, Inc.	53,498
518	JP Morgan Chase & Co.	103,756
610	M&T Bank Corp.	88,718
459	PNC Financial Services Group, Inc.	74,174
469	Popular, Inc.	41,314
318	Regions Financial Corp.	6,691
100	Synovus Financial Corp.	4,006
960	Truist Financial Corp.	37,421
1,746	U.S. Bancorp	78,046
1,609	Wells Fargo & Co.	93,258
124	Zions Bancorp NA	5,382
		896,958
	Capital Goods - 6.5%
484	Boise Cascade Co.	74,231
333	Builders FirstSource, Inc.*	69,447
48	Caterpillar, Inc.	17,589
32	Cummins, Inc.	9,429
129	Fastenal Co.	9,951
163	Ferguson PLC	35,604
33	Illinois Tool Works, Inc.	8,855
141	MSC Industrial Direct Co., Inc. Class A	13,683
985	Mueller Industries, Inc.	53,121
330	PACCAR, Inc.	40,884
214	UFP Industries, Inc.	26,324
25	WW Grainger, Inc.	25,432
		384,550
	Commercial & Professional Services - 0.5%
13	Cintas Corp.	8,931
235	Robert Half, Inc.	18,631
		27,562
	Consumer Discretionary Distribution & Retail - 4.2%
168	American Eagle Outfitters, Inc.	4,333
280	Best Buy Co., Inc.	22,968
215	Dick's Sporting Goods, Inc.	48,345
46	Home Depot, Inc.	17,645
43	Lowe's Cos., Inc.	10,953
3,830	Macy's, Inc.	76,562
357	Signet Jewelers Ltd.	35,725
105	Williams-Sonoma, Inc.	33,341
		249,872
	Consumer Durables & Apparel - 1.0%
229	PulteGroup, Inc.	27,622
172	Ralph Lauren Corp.	32,295
		59,917
	Consumer Staples Distribution & Retail - 3.1%
1,758	Albertsons Cos., Inc. Class A	37,692
5	Costco Wholesale Corp.	3,663
934	Kroger Co.	53,360
63	Sysco Corp.	5,114
291	Target Corp.	51,568
543	Walmart, Inc.	32,672
		184,069
	Energy - 12.1%
84	APA Corp.	2,888
391	Cheniere Energy, Inc.	63,061
404	Chesapeake Energy Corp.(1)	35,887
127	Chevron Corp.	20,033
79	Chord Energy Corp.	14,081
222	ConocoPhillips	28,256
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 12.1% - (continued)
768	EOG Resources, Inc.	$ 98,181
361	Exxon Mobil Corp.	41,963
397	HF Sinclair Corp.	23,967
616	Marathon Petroleum Corp.	124,124
690	PBF Energy, Inc. Class A	39,723
469	Phillips 66	76,606
158	Pioneer Natural Resources Co.	41,475
630	Valero Energy Corp.	107,535
		717,780
	Equity Real Estate Investment Trusts (REITs) - 4.9%
145	American Tower Corp. REIT	28,650
84	Crown Castle, Inc. REIT	8,890
50	Equinix, Inc. REIT	41,266
1,191	Host Hotels & Resorts, Inc. REIT	24,630
463	Iron Mountain, Inc. REIT	37,137
392	Lamar Advertising Co. Class A, REIT	46,809
82	Prologis, Inc. REIT	10,678
26	Public Storage REIT	7,542
266	Simon Property Group, Inc. REIT	41,626
1,077	VICI Properties, Inc. REIT	32,084
346	Weyerhaeuser Co. REIT	12,425
		291,737
	Financial Services - 12.7%
775	Ally Financial, Inc.	31,457
95	American Express Co.	21,631
705	Bank of New York Mellon Corp.	40,622
160	Berkshire Hathaway, Inc. Class B*	67,283
403	Capital One Financial Corp.	60,003
161	Cboe Global Markets, Inc.	29,581
157	Discover Financial Services	20,581
112	Essent Group Ltd.	6,665
86	Fiserv, Inc.*	13,745
56	Goldman Sachs Group, Inc.	23,391
18	Jack Henry & Associates, Inc.	3,127
318	Janus Henderson Group PLC	10,459
149	Mastercard, Inc. Class A	71,754
1,642	MGIC Investment Corp.	36,715
111	Moody's Corp.	43,626
24	Morgan Stanley	2,260
32	MSCI, Inc.	17,934
185	PayPal Holdings, Inc.*	12,393
736	Radian Group, Inc.	24,634
507	State Street Corp.	39,201
787	Synchrony Financial	33,935
168	T Rowe Price Group, Inc.	20,483
185	Visa, Inc. Class A	51,630
4,894	Western Union Co.	68,418
		751,528
	Food, Beverage & Tobacco - 0.3%
236	Altria Group, Inc.	10,294
11	Coca-Cola Consolidated, Inc.	9,311
		19,605
	Health Care Equipment & Services - 6.9%
130	Cigna Group	47,215
1,472	CVS Health Corp.	117,407
154	Elevance Health, Inc.	79,855
151	HCA Healthcare, Inc.	50,363
58	Humana, Inc.	20,110
53	McKesson Corp.	28,453
26	Molina Healthcare, Inc.*	10,681
109	UnitedHealth Group, Inc.	53,922
		408,006
	Insurance - 3.1%
76	Aflac, Inc.	6,525

The accompanying notes are an integral part of these financial statements.
56

Hartford US Value ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 3.1% - (continued)
529	American International Group, Inc.	$ 41,351
404	Axis Capital Holdings Ltd.	26,268
165	Chubb Ltd.	42,757
837	Lincoln National Corp.	26,725
2	Markel Group, Inc.*	3,043
667	Old Republic International Corp.	20,490
13	Travelers Cos., Inc.	2,992
276	Unum Group	14,810
		184,961
	Materials - 4.0%
214	Alpha Metallurgical Resources, Inc.	70,870
17	NewMarket Corp.	10,789
191	Nucor Corp.	37,799
86	Reliance, Inc.	28,740
77	Sherwin-Williams Co.	26,744
409	Steel Dynamics, Inc.	60,626
		235,568
	Media & Entertainment - 3.8%
365	Alphabet, Inc. Class A*	55,089
1,049	Comcast Corp. Class A	45,474
60	Electronic Arts, Inc.	7,960
187	Meta Platforms, Inc. Class A	90,804
7,126	Sirius XM Holdings, Inc.	27,649
		226,976
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
130	AbbVie, Inc.	23,673
82	Amgen, Inc.	23,315
1,099	Bristol-Myers Squibb Co.	59,599
20	Eli Lilly & Co.	15,559
856	Gilead Sciences, Inc.	62,702
200	Johnson & Johnson	31,638
256	Merck & Co., Inc.	33,779
19	Vertex Pharmaceuticals, Inc.*	7,942
		258,207
	Semiconductors & Semiconductor Equipment - 1.5%
54	Applied Materials, Inc.	11,137
6	Broadcom, Inc.	7,953
20	KLA Corp.	13,971
6	Lam Research Corp.	5,829
11	NVIDIA Corp.	9,939
29	NXP Semiconductors NV	7,185
193	QUALCOMM, Inc.	32,675
		88,689
	Software & Services - 0.5%
14	Accenture PLC Class A	4,853
67	Cognizant Technology Solutions Corp. Class A	4,910
109	International Business Machines Corp.	20,815
		30,578
	Technology Hardware & Equipment - 4.7%
549	Avnet, Inc.	27,219
613	Cisco Systems, Inc.	30,595
887	Dell Technologies, Inc. Class C	101,216
1,927	Hewlett Packard Enterprise Co.	34,166
2,769	HP, Inc.	83,679
		276,875
	Telecommunication Services - 2.2%
159	T-Mobile U.S., Inc.	25,952
2,453	Verizon Communications, Inc.	102,928
		128,880
	Transportation - 1.1%
154	FedEx Corp.	44,620
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 1.1% - (continued)
185	Ryder System, Inc.		$ 22,235
6	United Parcel Service, Inc. Class B		892
			67,747
	Utilities - 7.3%
239	Consolidated Edison, Inc.		21,704
124	Constellation Energy Corp.		22,921
164	DTE Energy Co.		18,391
501	Duke Energy Corp.		48,452
270	Edison International		19,097
329	Entergy Corp.		34,769
675	National Fuel Gas Co.		36,261
389	NextEra Energy, Inc.		24,861
353	PPL Corp.		9,718
612	Public Service Enterprise Group, Inc.		40,869
577	Southern Co.		41,394
1,516	Vistra Corp.		105,589
159	Xcel Energy, Inc.		8,546
			432,572
	Total Common Stocks (cost $5,195,828)		$ 5,922,637
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
5,237	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.21%(2)		$ 5,237
17,456	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		17,456
1,071	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		1,071
411	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.22%(2)		411
	Total Short-Term Investments (cost $24,175)		$ 24,175
	Total Investments (cost $5,220,003)	100.2%	$ 5,946,812
	Other Assets and Liabilities	(0.2)%	(12,282)
	Total Net Assets	100.0%	$ 5,934,530
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
57

Hartford US Value ETF
Schedule of Investments – (continued)
March 31, 2024   (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 896,958	$ 896,958	$ —	$ —
Capital Goods	384,550	384,550	—	—
Commercial & Professional Services	27,562	27,562	—	—
Consumer Discretionary Distribution & Retail	249,872	249,872	—	—
Consumer Durables & Apparel	59,917	59,917	—	—
Consumer Staples Distribution & Retail	184,069	184,069	—	—
Energy	717,780	717,780	—	—
Equity Real Estate Investment Trusts (REITs)	291,737	291,737	—	—
Financial Services	751,528	751,528	—	—
Food, Beverage & Tobacco	19,605	19,605	—	—
Health Care Equipment & Services	408,006	408,006	—	—
Insurance	184,961	184,961	—	—
Materials	235,568	235,568	—	—
Media & Entertainment	226,976	226,976	—	—
Pharmaceuticals, Biotechnology & Life Sciences	258,207	258,207	—	—
Semiconductors & Semiconductor Equipment	88,689	88,689	—	—
Software & Services	30,578	30,578	—	—
Technology Hardware & Equipment	276,875	276,875	—	—
Telecommunication Services	128,880	128,880	—	—
Transportation	67,747	67,747	—	—
Utilities	432,572	432,572	—	—
Short-Term Investments	24,175	24,175	—	—
Total	$ 5,946,812	$ 5,946,812	$ —	$ —

(1)	For the period ended March 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
58

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
59

Hartford Systematic ETFs
 Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF	Hartford Multifactor Small Cap ETF
Assets:
Investments in securities, at market value(1)	$ 113,908,863	$ 10,487,907	$ 1,211,936,350	$ 17,856,531	$ 19,694,331	$ 4,997,850	$ 31,251,773
Cash	292,083	5,217	5,969,124	31,017	31,329	1,674	51,868
Cash collateral due from broker on futures contracts	50,000	—	361,000	6,000	13,000	—	41,000
Cash collateral held for securities on loan	—	—	980,475	1,045	—	—	7,367
Foreign currency	—	—	2,576,934	38,720	28,342	2,642	858
Receivables:
Investment securities sold	—	—	—	—	—	—	176,419
Dividends and interest	154,999	8,894	5,675,048	94,444	91,646	18,346	37,255
Securities lending income	—	93	28,179	309	43	—	525
Variation margin on futures contracts	69	—	—	—	422	—	366
Tax reclaims	—	—	4,096,995	16,802	9,170	1,591	1,098
Total assets	114,406,014	10,502,111	1,231,624,105	18,044,868	19,868,283	5,022,103	31,568,529
Liabilities:
Obligation to return securities lending collateral	—	—	19,609,498	20,899	—	—	147,336
Payables:
Investment securities purchased	—	—	3,516,673	50,286	—	—	190,067
Investment management fees	18,208	3,740	299,149	4,398	7,371	875	9,009
Variation margin on futures contracts	—	—	25,915	305	—	—	—
Foreign taxes	—	—	—	392	96,729	—	—
Total liabilities	18,208	3,740	23,451,235	76,280	104,100	875	346,412
Net assets	$ 114,387,806	$ 10,498,371	$ 1,208,172,870	$ 17,968,588	$ 19,764,183	$ 5,021,228	$ 31,222,117
Summary of Net Assets:
Paid-in-capital	$ 98,194,048	$ 11,473,911	$ 1,469,658,944	$ 17,423,245	$ 36,987,546	$ 4,999,224	$ 36,470,195
Distributable earnings (loss)	16,193,758	(975,540)	(261,486,074)	545,343	(17,223,363)	22,004	(5,248,078)
Net assets	114,387,806	10,498,371	1,208,172,870	17,968,588	19,764,183	5,021,228	31,222,117
Net asset value per share	50.84	30.00	28.00	27.64	23.25	50.21	41.63
Shares issued and outstanding	2,250,000	350,000	43,150,000	650,000	850,000	100,000	750,000
Cost of investments	$ 99,290,473	$ 9,121,517	$ 1,116,486,962	$ 15,851,265	$ 17,768,153	$ 4,998,349	$ 28,517,588
Cost of foreign currency	$ —	$ —	$ 2,578,821	$ 38,879	$ 28,393	$ 2,647	$ 830
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 18,667,173	$ 20,182	$ —	$ —	$ 141,043
The accompanying notes are an integral part of these financial statements.
60

Hartford Systematic ETFs
 Statements of Assets and Liabilities – (continued)
March 31, 2024 (Unaudited)

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value(1)	$ 422,940,749	$ 5,871,775	$ 5,946,812
Cash	1,997,559	4,090	4,627
Cash collateral due from broker on futures contracts	160,000	—	—
Cash collateral held for securities on loan	90,038	16	1,271
Receivables:
Dividends and interest	384,708	3,008	8,669
Securities lending income	24,116	8	16
Variation margin on futures contracts	129	—	—
Total assets	425,597,299	5,878,897	5,961,395
Liabilities:
Obligation to return securities lending collateral	1,800,762	328	25,446
Payables:
Investment management fees	66,502	1,688	1,419
Total liabilities	1,867,264	2,016	26,865
Net assets	$ 423,730,035	$ 5,876,881	$ 5,934,530
Summary of Net Assets:
Paid-in-capital	$ 400,043,766	$ 4,996,300	$ 4,952,334
Distributable earnings (loss)	23,686,269	880,581	982,196
Net assets	423,730,035	5,876,881	5,934,530
Net asset value per share	48.15	47.02	47.48
Shares issued and outstanding	8,800,000	125,000	125,000
Cost of investments	$ 359,125,842	$ 5,196,266	$ 5,220,003
(1) Includes Investment in securities on loan, at market value	$ 1,753,705	$ 318	$ 25,228
The accompanying notes are an integral part of these financial statements.
61

Hartford Systematic ETFs
 Statements of Operations
For the Six-Month Period Ended March 31, 2024 (Unaudited)

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF(1)	Hartford Multifactor Small Cap ETF
Investment Income:
Dividends	$ 1,138,376	$ 74,900	$ 20,566,302	$ 262,237	$ 278,077	$ 28,017	$ 428,782
Interest	7,945	257	84,160	1,453	854	—	3,054
Securities lending — net	—	152	146,970	2,164	324	—	2,495
Less: Foreign tax withheld	(416)	(132)	(1,838,914)	(29,732)	(43,024)	(3,757)	(382)
Total investment income, net	1,145,905	75,177	18,958,518	236,122	236,231	24,260	433,949
Expenses:
Investment management fees	95,609	19,761	2,044,248	25,373	42,227	875	57,458
Total expenses	95,609	19,761	2,044,248	25,373	42,227	875	57,458
Net Investment Income (Loss)	1,050,296	55,416	16,914,270	210,749	194,004	23,385	376,491
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	3,201,426 (3)	621,108 (3)	62,001,834 (3)	398,799 (3)	656,033 (3)	—	1,869,525 (3)
Less: Foreign taxes paid on realized capital gains	—	—	—	—	(63,602)	—	—
Futures contracts	31,365	—	151,877	9,981	3,046	—	19,275
Other foreign currency transactions	—	—	10,932	(136)	(3,132)	(872)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	3,232,791	621,108	62,164,643	408,644	592,345	(872)	1,888,800
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	15,356,026	1,319,575	63,994,787	1,348,425	1,753,273	(499)	3,264,088
Futures contracts	6,657	—	560,813	4,711	3,806	—	6,553
Translation of other assets and liabilities in foreign currencies	—	—	43,451	(794)	(427)	(10)	34
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	15,362,683	1,319,575	64,599,051	1,352,342	1,756,652	(509)	3,270,675
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	18,595,474	1,940,683	126,763,694	1,760,986	2,348,997	(1,381)	5,159,475
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 19,645,770	$ 1,996,099	$ 143,677,964	$ 1,971,735	$ 2,543,001	$ 22,004	$ 5,535,966
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ (392)	$ (30,073)	$ —	$ —

(1)	Commenced operations on March 18, 2024.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
62

Hartford Systematic ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended March 31, 2024 (Unaudited)

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF(2)	Hartford US Value ETF(2)
Investment Income:
Dividends	$ 3,666,590	$ 19,864	$ 47,420
Interest	36,429	89	100
Securities lending — net	140,968	32	16
Less: Foreign tax withheld	(1,740)	(8)	(70)
Total investment income, net	3,842,247	19,977	47,466
Expenses:
Investment management fees	374,779	5,992	5,025
Total expenses	374,779	5,992	5,025
Net Investment Income (Loss)	3,467,468	13,985	42,441
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	25,527,852 (3)	199,748 (3)	239,946 (3)
Futures contracts	201,088	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	25,728,940	199,748	239,946
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	45,954,762	675,509	726,809
Futures contracts	66,422	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	46,021,184	675,509	726,809
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	71,750,124	875,257	966,755
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 75,217,592	$ 889,242	$ 1,009,196

(2)	Commenced operations on December 5, 2023.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
63

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF		Hartford Longevity Economy ETF
	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Period Ended September 30, 2023(1)	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$ 1,050,296	$ 539,963	$ 55,416	$ 147,842
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,232,791	(676,380)	621,108	(971,531)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	15,362,683	(737,636)	1,319,575	3,335,321
Net Increase (Decrease) in Net Assets Resulting from Operations	19,645,770	(874,053)	1,996,099	2,511,632
Distributions to Shareholders	(1,007,545)	(425,298)	(64,429)	(164,740)
Capital Share Transactions:
Sold	24,629,477	103,167,962	1,482,416	1,212,616
Redeemed	(18,762,032)	(11,986,475)	(1,380,343)	(15,401,902)
Net increase (decrease) from capital share transactions	5,867,445	91,181,487	102,073	(14,189,286)
Net Increase (Decrease) in Net Assets	24,505,670	89,882,136	2,033,743	(11,842,394)
Net Assets:
Beginning of period	89,882,136	—	8,464,628	20,307,022
End of period	$ 114,387,806	$ 89,882,136	$ 10,498,371	$ 8,464,628

(1)	Commenced operations on November 16, 2022.
The accompanying notes are an integral part of these financial statements.
64

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF
	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$ 16,914,270	$ 58,546,456	$ 210,749	$ 837,503
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	62,164,643	(57,970,619)	408,644	(518,816)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	64,599,051	273,178,132	1,352,342	3,199,295
Net Increase (Decrease) in Net Assets Resulting from Operations	143,677,964	273,753,969	1,971,735	3,517,982
Distributions to Shareholders	(30,500,046)	(51,253,586)	(500,000)	(881,080)
Capital Share Transactions:
Sold	—	147,035,206	—	—
Redeemed	(393,299,542)	(127,513,307)	(1,301,633)	—
Other Capital	299	10,308	672	—
Net increase (decrease) from capital share transactions	(393,299,243)	19,532,207	(1,300,961)	—
Net Increase (Decrease) in Net Assets	(280,121,325)	242,032,590	170,774	2,636,902
Net Assets:
Beginning of period	1,488,294,195	1,246,261,605	17,797,814	15,160,912
End of period	$ 1,208,172,870	$ 1,488,294,195	$ 17,968,588	$ 17,797,814
The accompanying notes are an integral part of these financial statements.
65

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor International Small Company ETF
	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Period Ended March 31, 2024 (Unaudited)(2)
Operations:
Net investment income (loss)	$ 194,004	$ 841,195	$ 23,385
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	592,345	(785,065)	(872)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,756,652	4,568,096	(509)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,543,001	4,624,226	22,004
Distributions to Shareholders	(730,000)	(1,299,288)	—
Capital Share Transactions:
Sold	—	6,121,118	4,997,644
Redeemed	(1,129,750)	(15,969,415)	(40)
Other Capital	1,113	48,147	1,620
Net increase (decrease) from capital share transactions	(1,128,637)	(9,800,150)	4,999,224
Net Increase (Decrease) in Net Assets	684,364	(6,475,212)	5,021,228
Net Assets:
Beginning of period	19,079,819	25,555,031	—
End of period	$ 19,764,183	$ 19,079,819	$ 5,021,228

(2)	Commenced operations on March 18, 2024.
The accompanying notes are an integral part of these financial statements.
66

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six-Month Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$ 376,491	$ 812,601	$ 3,467,468	$ 9,040,185
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,888,800	(2,222,505)	25,728,940	1,720,561
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,270,675	4,340,810	46,021,184	49,633,597
Net Increase (Decrease) in Net Assets Resulting from Operations	5,535,966	2,930,906	75,217,592	60,394,343
Distributions to Shareholders	(425,001)	(745,153)	(3,761,982)	(8,841,353)
Capital Share Transactions:
Sold	1,013,312	18,907,826	53,719,335	177,619,832
Redeemed	(9,173,924)	(14,275,447)	(96,106,597)	(168,252,506)
Net increase (decrease) from capital share transactions	(8,160,612)	4,632,379	(42,387,262)	9,367,326
Net Increase (Decrease) in Net Assets	(3,049,647)	6,818,132	29,068,348	60,920,316
Net Assets:
Beginning of period	34,271,764	27,453,632	394,661,687	333,741,371
End of period	$ 31,222,117	$ 34,271,764	$ 423,730,035	$ 394,661,687
The accompanying notes are an integral part of these financial statements.
67

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Quality Growth ETF	Hartford US Value ETF
	For the Period Ended March 31, 2024 (Unaudited)(3)	For the Period Ended March 31, 2024 (Unaudited)(3)
Operations:
Net investment income (loss)	$ 13,985	$ 42,441
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	199,748	239,946
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	675,509	726,809
Net Increase (Decrease) in Net Assets Resulting from Operations	889,242	1,009,196
Distributions to Shareholders	(8,661)	(27,000)
Capital Share Transactions:
Sold	6,160,771	6,099,222
Redeemed	(1,164,471)	(1,146,888)
Net increase (decrease) from capital share transactions	4,996,300	4,952,334
Net Increase (Decrease) in Net Assets	5,876,881	5,934,530
Net Assets:
Beginning of period	—	—
End of period	$ 5,876,881	$ 5,934,530

(3)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.
68

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 42.30	$ 0.48	$ 8.52	$ 9.00	$ —	$ (0.46)	$ (0.46)	$ 50.84	21.34% (5)	$ 114,388	0.19% (6)	0.19% (6)	2.09% (6)	28%
For the Period Ended September 30, 2023(7)
$ 40.00	$ 0.74	$ 2.02(8)	$ 2.76	$ —	$ (0.46)	$ (0.46)	$ 42.30	6.97% (5)	$ 89,882	0.19% (6)	0.19% (6)	1.99% (6)	90% (9)
Hartford Longevity Economy ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 24.18	$ 0.16	$ 5.85	$ 6.01	$ —	$ (0.19)	$ (0.19)	$ 30.00	24.94% (5)	$ 10,498	0.44% (6)	0.44% (6)	1.23% (6)	32%
For the Year Ended September 30, 2023
$ 21.38	$ 0.38	$ 2.93	$ 3.31	$ —	$ (0.51)	$ (0.51)	$ 24.18	15.57%	$ 8,465	0.44%	0.44%	1.57%	55%
For the Year Ended September 30, 2022
$ 26.32	$ 0.36	$ (4.95)	$ (4.59)	$ —	$ (0.35)	$ (0.35)	$ 21.38	(17.63)%	$ 20,307	0.44%	0.44%	1.40%	63%
For the Period Ended September 30, 2021(10)
$ 25.00	$ 0.18	$ 1.22	$ 1.40	$ —	$ (0.08)	$ (0.08)	$ 26.32	5.58% (5)	$ 25,001	0.44% (6)	0.44% (6)	1.23% (6)	70% (11)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 25.77	$ 0.32	$ 2.46	$ 2.78	$ 0.00 (12)	$ (0.55)	$ (0.55)	$ 28.00	10.84% (5)	$ 1,208,173	0.29% (6)	0.29% (6)	2.40% (6)	35%
For the Year Ended September 30, 2023
$ 21.86	$ 1.02	$ 3.79	$ 4.81	$ 0.00 (12)	$ (0.90)	$ (0.90)	$ 25.77	22.09%	$ 1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$ 30.26	$ 1.07	$ (8.03)	$ (6.96)	$ —	$ (1.44)	$ (1.44)	$ 21.86	(23.89)%	$ 1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$ 25.89	$ 0.99	$ 4.37	$ 5.36	$ —	$ (0.99)	$ (0.99)	$ 30.26	20.81%	$ 1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$ 27.76	$ 0.68	$ (1.79)	$ (1.11)	$ —	$ (0.76)	$ (0.76)	$ 25.89	(4.04)%	$ 2,001,148	0.29%	0.29%	2.60%	57%
For the Year Ended September 30, 2019
$ 28.97	$ 0.98	$ (1.51)	$ (0.53)	$ —	$ (0.68)	$ (0.68)	$ 27.76	(1.78)%	$ 2,335,688	0.29%	0.29%	3.56%	63%
Hartford Multifactor Diversified International ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 25.43	$ 0.32	$ 2.66	$ 2.98	$ 0.00 (12)	$ (0.77)	$ (0.77)	$ 27.64	11.87% (5)	$ 17,969	0.29% (6)	0.29% (6)	2.41% (6)	24%
For the Year Ended September 30, 2023
$ 21.66	$ 1.20	$ 3.83	$ 5.03	$ —	$ (1.26)	$ (1.26)	$ 25.43	23.49%	$ 17,798	0.29%	0.29%	4.79%	58%
For the Year Ended September 30, 2022
$ 28.53	$ 1.56	$ (7.11)	$ (5.55)	$ 0.01	$ (1.33)	$ (1.33)	$ 21.66	(20.34)%	$ 15,161	0.29%	0.29%	6.09%	65%
For the Year Ended September 30, 2021
$ 23.64	$ 1.13	$ 4.75	$ 5.88	$ —	$ (0.99)	$ (0.99)	$ 28.53	25.06%	$ 5,707	0.29%	0.29%	4.09%	89%
For the Year Ended September 30, 2020
$ 26.84	$ 0.75	$ (3.13)	$ (2.38)	$ —	$ (0.82)	$ (0.82)	$ 23.64	(9.03)%	$ 4,728	0.29%	0.29%	3.06%	156%
For the Year Ended September 30, 2019
$ 27.35	$ 0.69	$ (0.51)	$ 0.18	$ —	$ (0.69)	$ (0.69)	$ 26.84	0.81%	$ 5,368	0.29%	0.29%	2.64%	38%
The accompanying notes are an integral part of these financial statements.
69

Hartford Systematic ETFs
Financial Highlights  – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 21.20	$ 0.22	$ 2.69	$ 2.91	$ 0.00 (12)	$ (0.86)	$ (0.86)	$ 23.25	13.98% (5)	$ 19,764	0.44% (6)	0.44% (6)	2.02% (6)	25%
For the Year Ended September 30, 2023
$ 18.25	$ 0.72	$ 3.24	$ 3.96	$ 0.04	$ (1.05)	$ (1.05)	$ 21.20	22.32%	$ 19,080	0.44%	0.44%	3.52%	71%
For the Year Ended September 30, 2022
$ 24.65	$ 1.02	$ (6.43)	$ (5.41)	$ 0.03	$ (1.02)	$ (1.02)	$ 18.25	(22.60)%	$ 25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$ 19.58	$ 0.69	$ 5.10	$ 5.79	$ 0.01	$ (0.73)	$ (0.73)	$ 24.65	29.81%	$ 41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$ 22.20	$ 0.58	$ (2.37)	$ (1.79)	$ 0.01	$ (0.84)	$ (0.84)	$ 19.58	(8.34)%	$ 43,086	0.44%	0.44%	2.80%	77%
For the Year Ended September 30, 2019
$ 23.24	$ 0.66	$ (1.12)	$ (0.46)	$ 0.03	$ (0.61)	$ (0.61)	$ 22.20	(1.90)%	$ 68,823	0.49%	0.49%	2.89%	78%
Hartford Multifactor International Small Company ETF(13)
For the Period Ended March 31, 2024 (Unaudited)
$ 49.98	$ 0.23	$ (0.02)	$ 0.21	$ 0.02	$ —	$ —	$ 50.21	0.46% (5)	$ 5,021	0.49% (6)	0.49% (6)	13.10% (6)	—% (14)
Hartford Multifactor Small Cap ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 36.08	$ 0.43	$ 5.61	$ 6.04	$ —	$ (0.49)	$ (0.49)	$ 41.63	16.76% (5)	$ 31,222	0.34% (6)	0.34% (6)	2.23% (6)	22%
For the Year Ended September 30, 2023
$ 32.30	$ 0.87	$ 3.73	$ 4.60	$ —	$ (0.82)	$ (0.82)	$ 36.08	14.30%	$ 34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$ 38.11	$ 0.82	$ (5.81)	$ (4.99)	$ —	$ (0.82)	$ (0.82)	$ 32.30	(13.38)%	$ 27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$ 25.74	$ 0.54	$ 12.37	$ 12.91	$ —	$ (0.54)	$ (0.54)	$ 38.11	50.39%	$ 24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$ 28.55	$ 0.41	$ (2.34)	$ (1.93)	$ 0.00 (12)	$ (0.88)	$ (0.88)	$ 25.74	(7.05)%	$ 7,723	0.35%	0.35%	1.52%	158%
For the Year Ended September 30, 2019
$ 31.78	$ 0.81	$ (3.23)	$ (2.42)	$ 0.00 (12)	$ (0.81)	$ (0.81)	$ 28.55	(7.46)%	$ 17,133	0.39%	0.39%	2.80%	50%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2024 (Unaudited)
$ 40.17	$ 0.38	$ 8.02	$ 8.40	$ —	$ (0.42)	$ (0.42)	$ 48.15	20.98% (5)	$ 423,730	0.19% (6)	0.19% (6)	1.76% (6)	29%
For the Year Ended September 30, 2023
$ 35.32	$ 0.82	$ 4.84	$ 5.66	$ —	$ (0.81)	$ (0.81)	$ 40.17	16.10%	$ 394,662	0.19%	0.19%	2.06%	58%
For the Year Ended September 30, 2022
$ 39.89	$ 0.73	$ (4.60)	$ (3.87)	$ —	$ (0.70)	$ (0.70)	$ 35.32	(9.89)%	$ 333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$ 31.76	$ 0.57	$ 8.22	$ 8.79	$ —	$ (0.66)	$ (0.66)	$ 39.89	27.83%	$ 385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$ 32.20	$ 0.70	$ (0.45)	$ 0.25	$ —	$ (0.69)	$ (0.69)	$ 31.76	0.92%	$ 245,361	0.19%	0.19%	2.25%	71%
For the Year Ended September 30, 2019
$ 33.01	$ 0.73	$ (0.89)(8)	$ (0.16)	$ —	$ (0.65)	$ (0.65)	$ 32.20	(0.31)%	$ 307,491	0.19%	0.19%	2.35%	81%
The accompanying notes are an integral part of these financial statements.
70

Hartford Systematic ETFs
Financial Highlights  – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford US Quality Growth ETF(15)
For the Period Ended March 31, 2024 (Unaudited)
$ 39.95	$ 0.11	$ 7.03	$ 7.14	$ —	$ (0.07)	$ (0.07)	$ 47.02	17.87% (5)	$ 5,877	0.34% (6)	0.34% (6)	0.79% (6)	17% (16)
Hartford US Value ETF(15)
For the Period Ended March 31, 2024 (Unaudited)
$ 39.67	$ 0.34	$ 7.69	$ 8.03	$ —	$ (0.22)	$ (0.22)	$ 47.48	20.24% (5)	$ 5,935	0.29% (6)	0.29% (6)	2.45% (6)	32% (16)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on November 16, 2022.
(8)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(9)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(10)	Commenced operations on March 16, 2021.
(11)	Reflects the Fund's portfolio turnover for the period March 16, 2021 through September 30, 2021.
(12)	Per share amount is less than $0.005.
(13)	Commenced operations on March 18, 2024.
(14)	Reflects the Fund's portfolio turnover for the period March 18, 2024 through March 31, 2024.
(15)	Commenced operations on December 5, 2023.
(16)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through March 31, 2024.
The accompanying notes are an integral part of these financial statements.
71

Hartford Systematic ETFs
 Notes to Financial Statements
 March 31, 2024 (Unaudited)

1.	Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of ten operational series as of March 31, 2024. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Longevity Economy ETF (the "Longevity Economy ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Diversified International ETF (the "Multifactor Diversified International ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor International Small Company ETF (the "Multifactor International Small Company ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
Multifactor International Small Company ETF commenced operations on March 18, 2024. US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
72

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments
73

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor US Equity ETF, Multifactor Small Cap ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
74

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

3.	Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended March 31, 2024, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)	Additional Derivative Instrument Information:
Disciplined US Equity ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 6,657	$ —	$ 6,657
Total	$ —	$ —	$ —	$ 6,657	$ —	$ 6,657

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

75

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Disciplined US Equity ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 31,365	$ —	$ 31,365
Total	$ —	$ —	$ —	$ 31,365	$ —	$ 31,365
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 6,657	$ —	$ 6,657
Total	$ —	$ —	$ —	$ 6,657	$ —	$ 6,657
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	15
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 82,818	$ —	$ 82,818
Total	$ —	$ —	$ —	$ 82,818	$ —	$ 82,818

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 151,877	$ —	$ 151,877
Total	$ —	$ —	$ —	$ 151,877	$ —	$ 151,877
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 560,813	$ —	$ 560,813
Total	$ —	$ —	$ —	$ 560,813	$ —	$ 560,813
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	58
76

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Multifactor Diversified International ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 1,159	$ —	$ 1,159
Total	$ —	$ —	$ —	$ 1,159	$ —	$ 1,159

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 9,981	$ —	$ 9,981
Total	$ —	$ —	$ —	$ 9,981	$ —	$ 9,981
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 4,711	$ —	$ 4,711
Total	$ —	$ —	$ —	$ 4,711	$ —	$ 4,711
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 612	$ —	$ 612
Total	$ —	$ —	$ —	$ 612	$ —	$ 612

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

77

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Multifactor Emerging Markets ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 3,046	$ —	$ 3,046
Total	$ —	$ —	$ —	$ 3,046	$ —	$ 3,046
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 3,806	$ —	$ 3,806
Total	$ —	$ —	$ —	$ 3,806	$ —	$ 3,806
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 2,863	$ —	$ 2,863
Total	$ —	$ —	$ —	$ 2,863	$ —	$ 2,863

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 19,275	$ —	$ 19,275
Total	$ —	$ —	$ —	$ 19,275	$ —	$ 19,275
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 6,553	$ —	$ 6,553
Total	$ —	$ —	$ —	$ 6,553	$ —	$ 6,553
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
78

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 40,842	$ —	$ 40,842
Total	$ —	$ —	$ —	$ 40,842	$ —	$ 40,842

(1)	Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 201,088	$ —	$ 201,088
Total	$ —	$ —	$ —	$ 201,088	$ —	$ 201,088
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 66,422	$ —	$ 66,422
Total	$ —	$ —	$ —	$ 66,422	$ —	$ 66,422
For the period ended March 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	6
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of March 31, 2024:

Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 6,657	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,657	—
Derivatives not subject to a MNA	(6,657)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

79

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 82,818	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	82,818	—
Derivatives not subject to a MNA	(82,818)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Diversified International ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 1,159	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,159	—
Derivatives not subject to a MNA	(1,159)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 612	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	612	—
Derivatives not subject to a MNA	(612)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 2,863	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,863	—
Derivatives not subject to a MNA	(2,863)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 40,842	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	40,842	—
Derivatives not subject to a MNA	(40,842)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
80

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have at times injected uncertainty into the global financial markets. One or more of the Funds holds positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At September 30, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF*	$ 1,630,049	$ —
Longevity Economy ETF	1,574,218	1,386,638
Multifactor Developed Markets (ex-US) ETF	242,618,767	172,958,166
Multifactor Diversified International ETF	1,413,895	470,770
Multifactor Emerging Markets ETF	10,247,737	8,761,516
Multifactor Small Cap ETF*	5,163,501	4,510,362
Multifactor US Equity ETF	40,010,589	26,066,854

*	Future utilization of losses is subject to limitation under current tax laws.
81

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

Multifactor International Small Company ETF, US Quality Growth ETF and US Value ETF had not commenced operations as of September 30, 2023.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$ 99,290,473	$ 15,613,244	$ (988,197)	$ 14,625,047
Longevity Economy ETF	9,121,517	1,535,405	(169,015)	1,366,390
Multifactor Developed Markets (ex-US) ETF	1,116,486,962	139,048,924	(43,516,718)	95,532,206
Multifactor Diversified International ETF	15,851,265	2,636,736	(630,311)	2,006,425
Multifactor Emerging Markets ETF	17,768,153	3,573,095	(1,646,305)	1,926,790
Multifactor International Small Company ETF	4,998,349	94,154	(94,653)	(499)
Multifactor Small Cap ETF	28,517,588	4,196,137	(1,459,089)	2,737,048
Multifactor US Equity ETF	359,125,842	67,260,130	(3,404,381)	63,855,749
US Quality Growth ETF	5,196,266	765,566	(90,057)	675,509
US Value ETF	5,220,003	743,644	(16,835)	726,809
7.	Expenses:
a)	Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor International Small Company ETF	0.49%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)	Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the six-month period ended March 31, 2024, the Funds did not pay any Rule 12b-1 fees.
82

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

c)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended March 31, 2024, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.
8.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of March 31, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$ —	$ —	$ —
Longevity Economy ETF	—	—	—
Multifactor Developed Markets (ex-US) ETF	18,667,173	19,609,498	12,642
Multifactor Diversified International ETF	20,182	20,899	1,563
Multifactor Emerging Markets ETF	—	—	—
Multifactor International Small Company ETF	—	—	—
Multifactor Small Cap ETF	141,043	147,336	—
Multifactor US Equity ETF	1,753,705	1,800,762	—
US Quality Growth ETF	318	328	—
US Value ETF	25,228	25,446	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
83

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.	Affiliate Holdings:
As of March 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Disciplined US Equity ETF	5%
Longevity Economy ETF	82%
Multifactor Diversified International ETF	12%
Multifactor International Small Company ETF	90%
Multifactor Small Cap ETF	50%
US Quality Growth ETF	92%
US Value ETF	92%
As of March 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	8%
Multifactor US Equity ETF	29%
11.	Beneficial Fund Ownership:
As of March 31, 2024, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund.

Fund	Shareholder	Percentage of Ownership
Longevity Economy ETF	Hartford Funds Management Company, LLC	82%
Multifactor International Small Company ETF	Hartford Funds Management Company, LLC	90%
Multifactor Small Cap ETF	Hartford Funds Management Company, LLC	50%
US Quality Growth ETF	Hartford Funds Management Company, LLC	92%
US Value ETF	Hartford Funds Management Company, LLC	92%
12.	Investment Transactions:
For the six-month period ended March 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$ 27,985,200	$ 28,487,767	$ 27,985,200	$ 28,487,767
Longevity Economy ETF	2,917,717	2,925,592	2,917,717	2,925,592
Multifactor Developed Markets (ex-US) ETF	479,396,772	499,855,122	479,396,772	499,855,122
Multifactor Diversified International ETF	4,208,778	4,736,869	4,208,778	4,736,869
Multifactor Emerging Markets ETF	4,868,635	6,183,571	4,868,635	6,183,571
Multifactor International Small Company ETF	928,939	—	928,939	—
Multifactor Small Cap ETF	7,351,612	7,472,811	7,351,612	7,472,811
Multifactor US Equity ETF	115,715,011	116,761,318	115,715,011	116,761,318
US Quality Growth ETF	962,792	1,046,892	962,792	1,046,892
US Value ETF	1,739,002	1,743,746	1,739,002	1,743,746
84

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

For the six month period ended March 31, 2024, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$ 24,590,368	$ 18,495,285	$ 4,275,167
Longevity Economy ETF	1,476,715	1,380,274	559,344
Multifactor Developed Markets (ex-US) ETF	—	379,264,528	59,900,652
Multifactor Diversified International ETF	—	1,067,914	167,663
Multifactor Emerging Markets ETF	—	476,763	18,070
Multifactor International Small Company ETF	4,069,410	—	—
Multifactor Small Cap ETF	1,013,561	9,081,595	2,036,290
Multifactor US Equity ETF	53,760,155	96,053,672	24,600,967
US Quality Growth ETF	6,158,905	1,078,599	209,452
US Value ETF	6,095,487	1,134,861	237,757

13.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month or period ended March 31, 2024 and the period or year ended September 30, 2023:

	For the Six-Month or Period Ended March 31, 2024		For the Period or Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Disciplined US Equity ETF(1)
Shares Sold	500,000	$ 24,629,477	2,400,001	$ 103,167,962
Shares Redeemed	(375,000)	(18,762,032)	(275,001)	(11,986,475)
Total Net Increase (Decrease)	125,000	5,867,445	2,125,000	91,181,487
85

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

	For the Six-Month or Period Ended March 31, 2024		For the Period or Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Longevity Economy ETF
Shares Sold	50,000	$ 1,482,416	50,000	$ 1,212,616
Shares Redeemed	(50,000)	(1,380,343)	(650,000)	(15,401,902)
Total Net Increase (Decrease)	—	102,073	(600,000)	(14,189,286)
Multifactor Developed Markets (ex-US) ETF
Shares Sold	—	$ —	5,950,000	$ 147,035,206
Shares Redeemed	(14,600,000)	(393,299,542)	(5,200,000)	(127,513,307)
Other Capital	—	299	—	10,308
Total Net Increase (Decrease)	(14,600,000)	(393,299,243)	750,000	19,532,207
Multifactor Diversified International ETF
Shares Sold	—	$ —	—	$ —
Shares Redeemed	(50,000)	(1,301,633)	—	—
Other Capital	—	672	—	—
Total Net Increase (Decrease)	(50,000)	(1,300,961)	—	—
Multifactor Emerging Markets ETF
Shares Sold	—	$ —	300,000	$ 6,121,118
Shares Redeemed	(50,000)	(1,129,750)	(800,000)	(15,969,415)
Other Capital	—	1,113	—	48,147
Total Net Increase (Decrease)	(50,000)	(1,128,637)	(500,000)	(9,800,150)
Multifactor International Small Company ETF(2)
Shares Sold	100,001	$ 4,997,644
Shares Redeemed	(1)	(40)
Other Capital	—	1,620
Total Net Increase (Decrease)	100,000	4,999,224
Multifactor Small Cap ETF
Shares Sold	25,000	$ 1,013,312	500,000	$ 18,907,826
Shares Redeemed	(225,000)	(9,173,924)	(400,000)	(14,275,447)
Total Net Increase (Decrease)	(200,000)	(8,160,612)	100,000	4,632,379
Multifactor US Equity ETF
Shares Sold	1,150,000	$ 53,719,335	4,575,000	$ 177,619,832
Shares Redeemed	(2,175,000)	(96,106,597)	(4,200,000)	(168,252,506)
Total Net Increase (Decrease)	(1,025,000)	(42,387,262)	375,000	9,367,326
US Quality Growth ETF(3)
Shares Sold	150,001	$ 6,160,771
Shares Redeemed	(25,001)	(1,164,471)
Total Net Increase (Decrease)	125,000	4,996,300
US Value ETF(3)
Shares Sold	150,001	$ 6,099,222
Shares Redeemed	(25,001)	(1,146,888)
Total Net Increase (Decrease)	125,000	4,952,334

(1)	Commenced operations on November 16, 2022.
(2)	Commenced operations on March 18, 2024.
(3)	Commenced operations on December 5, 2023.
14.	Line of Credit:
The Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF participate in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. The fees incurred by the Funds, if any, in connection with the committed lines of credit during the period would be paid by the Adviser. During and as of the period ended March 31, 2024, none of the Funds had borrowings under these facilities.
86

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 March 31, 2024 (Unaudited)

15.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
17.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
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Hartford Systematic ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 800-456-7526, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
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Hartford Systematic ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust
Hartford Multifactor International Small Company ETF
Hartford US Quality Growth ETF
Hartford US Value ETF
(each a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment advisory and sub-advisory agreements. At its meeting held on November 7-9, 2023, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including the Independent Trustees, unanimously voted to approve for an initial two-year period (i) an investment advisory agreement by and between the Trust, on behalf of each Fund, and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC, and (ii) a separate investment sub-advisory agreement between Lattice Strategies and the Funds’ sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”), with respect to the Funds (collectively, the “Agreements”).
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered the materials and presentations from representatives of Lattice Strategies received at meetings held on September 6-7, 2023 regarding each Fund and its investment strategy and on November 7-9, 2023 concerning the Agreements.
In determining whether to approve the Agreements for the Funds, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other funds managed by Lattice Strategies and its affiliates (the “Hartford Funds”). The Board also considered that Lattice Strategies had experience advising the other series of the Trust, which are also systematic exchange-traded funds (“ETFs”) managed by Lattice Strategies and sub-advised by the Sub-adviser (the “Existing Systematic ETFs”).
With respect to Lattice Strategies, the Board noted that, under the Agreements, Lattice Strategies would be responsible for the management of the Funds, including oversight of fund operations and service providers. The Board also noted that Lattice Strategies would provide investment advisory services and administrative services to the Funds in connection with selecting, monitoring and supervising the Funds’ sub-adviser, and that Lattice Strategies had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Funds. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies and its affiliates that were not delegated to, or assumed by, the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of each Fund’s custom proprietary benchmark index. In this regard, the Board considered Lattice Strategies’ rationale for each Fund’s custom proprietary benchmark index. The Board also considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the portfolio managers to the Funds. The Board considered that Lattice Strategies would oversee the Sub-adviser’s investment approach and results, Lattice Strategies’ process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and Lattice Strategies’ approach to risk management with respect to the Funds and the service providers to the Funds. The Board also considered that Lattice Strategies would oversee each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. In
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Hartford Systematic ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)  – (continued)

addition, the Board considered that Lattice Strategies or its affiliates would be responsible for providing the Funds’ officers. The Board also considered the secondary market support services to be provided by Lattice Strategies and its affiliates to the Funds, including Lattice Strategies’ and its affiliates’ expected efforts to educate investment professionals about each Fund and the Existing Systematic ETFs.
With respect to the Sub-adviser, which would provide certain day-to-day portfolio management services for each Fund, subject to oversight by Lattice Strategies, the Board considered, among other things, the Sub-adviser’s investment process, investment research capabilities and resources, performance record, process used for monitoring factors that drive tracking difference, trade execution capabilities and experience. The Board considered the quality and experience of each Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Funds.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Trust’s chief compliance officer that the written compliance policies and procedures of each of Lattice Strategies and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered Lattice Strategies’ representation that it did not anticipate making any material changes to Lattice Strategies’ and the Hartford Funds’ compliance programs as a result of the addition of the Funds.
The Board considered efforts by Lattice Strategies and its affiliates to provide investors in the family of Hartford Funds with a broad range of investment opportunities and the assumption of entrepreneurial and other risks by Lattice Strategies and its affiliates in sponsoring and managing new funds to expand these opportunities for shareholders. The Board considered the special attributes of the Funds, which are ETFs, relative to mutual funds and the benefits that are expected to be realized from an investment in a Fund, rather than a mutual fund. The Board also considered the resources devoted by Lattice Strategies and its affiliates in developing and maintaining an infrastructure necessary to support the operations of the Funds.
In considering the foregoing information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with Lattice Strategies and the Sub-adviser.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by Lattice Strategies and the Sub-adviser.
Performance
The Board considered that Hartford Multifactor International Small Company ETF, Hartford US Quality Growth ETF, and Hartford US Value ETF seek to provide investment results that correspond to the total return performance of the Hartford Multifactor International Small Company Index, Hartford US Quality Growth Index and Hartford US Value Index, respectively, the Funds’ proposed custom proprietary benchmark indexes, and the Board considered information regarding the characteristics, attributes, and methodologies of the indexes. The Board considered the similarities and differences between the custom proprietary benchmark indexes for the Funds and the custom proprietary benchmark indexes for certain of the Existing Systematic  ETFs. The Board also received and considered simulated “back-tested” results for each Fund’s custom proprietary benchmark index over various periods and noted the inherent limitations of such data. The Board reviewed these simulated “back-tested” results relative to certain unaffiliated broad-based securities market indexes. The Board also considered that neither Lattice Strategies nor the Sub-adviser managed other funds or accounts with investment strategies substantially similar to those proposed for the Funds. The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Sub-adviser, the Sub-adviser’s capabilities in managing the Existing Systematic ETFs, each of which is an ETF that tracks a custom proprietary benchmark index. The Board considered additional information provided by Lattice Strategies about the broad range of the portfolio management team’s investment experience and the team’s investment process. The Board also considered Lattice Strategies’ statement that it believes that the arbitrage mechanism of each Fund is expected to function effectively.
Based on these considerations, the Board concluded that it was satisfied that Lattice Strategies and the Sub-adviser have the capability of providing satisfactory investment performance for the Funds.
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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)  – (continued)

Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding Lattice Strategies’ estimated costs to provide investment management and related services to the Funds and the estimated profitability to Lattice Strategies and its affiliates from managing the Funds. The Board considered that Lattice Strategies would pay all expenses of the Funds, except for: (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to Lattice Strategies. In evaluating the estimated profitability of each Fund to Lattice Strategies, the Board considered Lattice Strategies’ representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to the Funds. The Board also noted that the actual profitability of each Fund to Lattice Strategies would depend on the growth of the Fund’s assets under management and that, at least initially, each Fund’s profitability was estimated to be negative. The Board considered representations from Lattice Strategies that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by Lattice Strategies and not the Funds. Accordingly, the Board determined that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the sub-advisory agreement with the Sub-adviser.
Based on these considerations, the Board concluded that the profits anticipated to be realized by Lattice Strategies and the Sub-adviser from their relationships with the Funds would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the management fees to be paid by each Fund to Lattice Strategies and the expected total expense ratio of each Fund. The Board also considered the proposed sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the proposed management and sub-advisory fees and expected total operating expenses for the Funds. The Board also reviewed information comparing each Fund’s proposed management fees and expected total expenses relative to an appropriate group of funds (each a “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which was the same methodology used to select peers in connection with the previous new fund proposals for the Existing Systematic ETFs. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Groups are set and potentially material differences between the Funds and such other funds. In connection with these considerations, the Board took account of the fact that each Fund would pay a monthly management fee to Lattice Strategies in return for providing investment advisory and administrative services under an all-in “unitary” fee structure. The Board also considered competition in the general ETF marketplace in which the Funds would compete and the impact of market pressures on the price levels for ETFs such as the Funds. In addition, the Board received and considered information regarding Lattice Strategies’ pricing philosophy for the Funds as compared to the Existing Systematic ETFs that invest in similar markets and asset classes as the Funds.
In considering the reasonableness of each Fund’s proposed management and sub-advisory fees and projected total expense ratio, the Board considered that, according to the information provided by Broadridge: (i) Hartford US Value ETF’s proposed contractual management fee was above the average of the Peer Group and at the median of the Peer Group and its estimated total expense ratio was below the average of the Peer Group and at the median of the Peer Group; (ii) Hartford US Quality Growth ETF’s proposed contractual management fee and estimated total expense ratio were above the average and the median of the Peer Group; and (iii) Hartford Multifactor International Small Company ETF’s proposed contractual management fee was at the average of the Peer Group and slightly above the median of the Peer Group and its estimated total expense ratio was below the average of the Peer Group and above the median of the Peer Group.
Based on these considerations, the Board concluded that each Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board considered that any economies of scale achieved by the Funds would benefit Lattice Strategies due to the unitary fee structure of the Funds, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders
91

Hartford Systematic ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)  – (continued)

of the fees associated with the Fund. The Board considered Lattice Strategies’ representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board considered that each Fund’s proposed management fee does not contain breakpoints. However, the Board considered that Lattice Strategies initially set competitive fee rates intended to price each Fund to scale at inception, which is another means of sharing potential economies of scale with shareholders without waiting for asset growth.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s future shareholders. The Board considered estimates of each Fund’s projected asset levels and noted that it would review future growth in each Fund’s assets and the appropriateness of each Fund’s fee structure as part of its future annual review of the Agreements.
Other Benefits
The Board considered other anticipated benefits to the Advisers and their affiliates from their relationships with the Funds.
  *  *  *   *
Based upon its review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund for the Board to approve the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
92

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFSAR-MLT24    05/24      Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 3, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 3, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 3, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)